Mutual Funds

Prospectus

October 31, 2009

as supplemented March 1, 2010

Nuveen Equity Funds

For investors seeking long-term capital appreciation.

Nuveen Multi-Manager		Nuveen NWQ		Nuveen NWQ		Nuveen NWQ
Large-Cap Value Fund		Multi-Cap Value Fund		Large-Cap Value Fund		Small/Mid-Cap Value Fund

Class	Ticker Symbol	Class	Ticker Symbol	Class	Ticker Symbol	Class	Ticker Symbol
Class A	NNGAX	Class A	NQVAX	Class A	NQCAX	Class A	NSMAX
Class B	NNGBX	Class B	NQVBX	Class B	NQCBX	Class C	NSMCX
Class C	NNGCX	Class C	NQVCX	Class C	NQCCX	Class R3	NWQRX
Class R3	NMMTX	Class R3	NMCTX	Class R3	NQCQX	Class I	NSMRX
Class I	NNGRX	Class I	NQVRX	Class I	NQCRX

Nuveen NWQ		Nuveen Tradewinds
Small-Cap Value Fund		Value Opportunities Fund

Class	Ticker Symbol	Class	Ticker Symbol
Class A	NSCAX	Class A	NVOAX
Class C	NSCCX	Class B	NVOBX
Class R3	NSCQX	Class C	NVOCX
Class I	NSCRX	Class R3	NTVTX
		Class I	NVORX

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Section 1    Fund Summaries

Nuveen Multi-Manager Large-Cap Value Fund

Investment Objective

The investment objective of the fund is to provide investors long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in “What Share Classes We Offer” on page 37 of the fund’s prospectus, “How to Reduce Your Sales Charge” on page 39 of the prospectus and “Purchase and Redemption of Fund Shares” on page S-59 of the fund’s statement of additional information.

Shareholder Fees

(fees paid directly from your investment)

	Class A	Class B	Class C	Class R3	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	None	5%	1%	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None	None	None	None
Exchange Fees	None	None	None	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C	Class R3	Class I
Management Fees	0.74%	0.74%	0.74%	0.74%	0.74%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	0.50%	—
Other Expenses	0.28%	0.27%	0.28%	0.29%	0.28%
Total Annual Fund Operating Expenses	1.27%	2.01%	2.02%	1.53%	1.02%
Fee Waivers and Expense Reimbursements[1]	(0.07%)	(0.06%)	(0.07%)	(0.08%)	(0.07%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	1.20%	1.95%	1.95%	1.45%	0.95%
1	The investment adviser has agreed to waive fees and reimburse expenses through October 31, 2010 so that Total Annual Fund Operating Expenses (excluding 12b-1 distribution and service fees, interest expenses, taxes, fees incurred in acquiring and disposing of portfolio securities, and extraordinary expenses) do not exceed 0.95% (1.20% after October 31, 2010) of the average daily net assets of any class of fund shares. The expense limitation expiring October 31, 2010, may be terminated or modified prior to that date only with the approval of the Board of Trustees of the fund. The expense limitation in effect thereafter may be terminated or modified only with the approval of shareholders of the fund.

Example

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses are at the applicable expense limitation. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redemption					No Redemption
Share Class	A	B	C	R3	I	A	B	C	R3	I
1 Year	$690	$598	$198	$148	$97	$690	$198	$198	$148	$97
3 Years	$984	$964	$664	$511	$356	$984	$664	$664	$511	$356
5 Years	$1,299	$1,257	$1,157	$900	$636	$1,299	$1,157	$1,157	$900	$636
10 Years	$2,190	$2,324	$2,514	$1,988	$1,432	$2,190	$2,324	$2,514	$1,988	$1,432

Section 1    Fund Summaries

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 85% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets in equity securities of companies with market capitalizations at the time of investment comparable to companies in the Russell 1000® Value Index. The fund will not be forced to sell a stock because it has exceeded or fallen below the current market capitalization range. The fund’s investment portfolio is managed by three sub-advisers, and the fund’s investment adviser maintains a strategic asset allocation of between 25% and 40% of the fund’s assets with each sub-adviser. The fund may invest up to 25% of its net assets in non-U.S. equity securities that are U.S. dollar-denominated.

Principal Risks

Market Risk—The market values of securities owned by the fund may decline, at times sharply and unpredictably.

Non-U.S. Risk—Non-U.S. risk is the risk that securities of non-U.S. companies or U.S. companies with significant non-U.S. operations may be subject to additional risks than securities of companies that principally operate in the United States as a result of, among other things, political, social and economic developments abroad and different legal, regulatory and tax environments.

As with any mutual fund investment, loss of money is a risk of investing.

Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Updated performance information is available at www.nuveen.com/MF/products/performancesummary.aspx or by calling (800) 257-8787.

Effective November 13, 2007, the fund, pursuant to shareholder approval, (a) modestly changed its investment objective and (b) added Symphony Asset Management LLC and Nuveen HydePark Group, LLC as sub-advisers to the fund. Therefore, the fund’s total returns shown below for the periods prior to November 13, 2007 are not necessarily indicative of the performance that the fund, as currently managed, would have generated.

The bar chart below shows the variability of the fund’s performance from year to year for Class A shares. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.

Class A Annual Total Return*

*	Class A year-to-date total return as of September 30, 2009 was 17.18%.

During the ten-year period ended December 31, 2008, the fund’s highest and lowest quarterly returns were 13.30% and -21.89%, respectively, for the quarters ended December 31, 2003 and December 31, 2008.

Section 1    Fund Summaries

The table below shows the variability of the fund’s average annual returns and how they compare over the time periods indicated with those of broad measures of market performance and an index of funds with similar investment objectives. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. After-tax returns are shown for Class A shares only; after-tax returns for Class B, C, R3 and I shares will vary. Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employer-sponsored retirement plans.

	Average Annual Total Returns for the Periods Ended December 31, 2008
	1 Year	5 Year	10 Year
Class Returns Before Taxes:
Class A	-39.84%	-1.25%	0.86%
Class B	-38.90%	-0.95%	0.86%
Class C	-36.64%	-0.82%	0.71%
Class R3	-36.37%	-0.37%	1.18%
Class I	-36.01%	0.17%	1.72%
Class A Returns After Taxes:
On Distributions	-40.85%	-2.81%	-0.36%
On Distributions and Sales of Shares	-24.56%	-0.94%	0.61%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	-37.00%	-2.19%	-1.38%
Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)	-36.85%	-0.79%	1.36%
Lipper Large-Cap Value Funds Index (reflects no deduction for taxes or certain expenses)	-37.00%	-1.90%	-0.36%

Management

Investment Adviser

Nuveen Asset Management

Sub-Advisers

Institutional Capital LLC (“ICAP”)

Symphony Asset Management LLC (“Symphony”)

Nuveen HydePark Group, LLC (“HydePark”)

Portfolio Managers

Jerrold K. Senser, CFA, and Thomas R. Wenzel, CFA, are the lead members of the investment team for the assets of the fund managed by ICAP. Mr. Senser serves as chief executive officer and chief investment officer of ICAP. He has been on the investment team for the fund since 1999. Mr. Wenzel is executive vice president and director of research at ICAP, and has been on the investment team for the fund since 1999.

David Wang and Rick Brandt serve as the portfolio managers for the assets of the fund managed by Symphony. Mr. Wang, Director of Equity Strategies at Symphony, has led the investment team for the fund since 2007. Mr. Brandt, Portfolio Manager at Symphony, has been on the investment team for the fund since March 2010.

David E. Tierney, PhD, John W. Gambla, CFA, and Rob A. Guttschow, CFA, serve as the portfolio managers for the assets of the fund managed by HydePark. Mr. Tierney, Senior Managing Director and Chief Investment Officer of HydePark, has been on the investment team for the fund since 2007. Mr. Gambla, Managing Director and Portfolio Manager for HydePark, has been on the investment team for the fund since 2007. Mr. Guttschow, Managing Director and Portfolio Manager for HydePark, has been on the investment team for the fund since 2007.

Section 1    Fund Summaries

Purchase and Sale of Fund Shares

You may purchase, redeem or exchange shares of the fund on any business day, which is any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange shares of the fund either through a financial advisor or directly from the fund. The minimum initial purchase or exchange into the fund is $3,000 ($1,000 for a Traditional/Roth IRA account; $500 for an Education IRA account; $250 for accounts opened through fee-based programs; $50 through monthly systematic investment plan accounts). The minimum subsequent investment is $50. There are no minimums for purchases or exchanges into the fund through employer-sponsored retirement plans.

Tax Information

The fund’s distributions are taxable and will generally be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the fund and its distributor may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend the fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

Section 1    Fund Summaries

Nuveen NWQ Multi-Cap Value Fund

Investment Objective

The investment objective of the fund is to seek to provide investors with long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in “What Share Classes We Offer” on page 37 of the fund’s prospectus, “How to Reduce Your Sales Charge” on page 39 of the prospectus and “Purchase and Redemption of Fund Shares” on page S-59 of the fund’s statement of additional information.

Shareholder Fees

(fees paid directly from your investment)

	Class A	Class B	Class C	Class R3	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	None	5%	1%	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None	None	None	None
Exchange Fees	None	None	None	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C	Class R3	Class I
Management Fees	0.83%	0.83%	0.83%	0.83%	0.83%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	0.50%	—
Other Expenses	0.42%	0.45%	0.44%	0.48%	0.46%
Total Annual Fund Operating Expenses	1.50%	2.28%	2.27%	1.81%	1.29%

Example

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redemption					No Redemption
	A	B	C	R3	I	A	B	C	R3	I
1 Year	$719	$631	$230	$184	$131	$719	$231	$230	$184	$131
3 Years	$1,022	$1,012	$709	$569	$409	$1,022	$712	$709	$569	$409
5 Years	$1,346	$1,320	$1,215	$980	$708	$1,346	$1,220	$1,215	$980	$708
10 Years	$2,263	$2,420	$2,605	$2,127	$1,556	$2,263	$2,420	$2,605	$2,127	$1,556

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 32% of the average value of its portfolio.

Section 1    Fund Summaries

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets in equity securities of companies with large, medium and small capitalizations. The fund’s sub-adviser seeks to identify under-valued companies with a catalyst to unlock value or improve profitability. The fund’s sub-adviser maintains a long-term investment view and a focus on securities it believes can appreciate over an extended time, regardless of interim fluctuations. The fund’s sub-adviser will sell securities or reduce positions if it feels that the company no longer possesses favorable risk/reward characteristics, attractive valuations or catalysts. The fund invests primarily in U.S. equity securities, but it may invest up to 35% of its net assets in non-U.S. equity securities, including up to 10% of its net assets in equity securities of companies located in emerging market countries.

Principal Risks

Market Risk/Smaller Company Risk—The market values of securities owned by the fund may decline, at times sharply and unpredictably. This risk is generally greater for lower market capitalization companies because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

Non-U.S./Emerging Markets Risk—Non-U.S. risk is the risk that securities of non-U.S. companies or U.S. companies with significant non-U.S. operations may be subject to additional risks than securities of companies that principally operate in the United States as a result of, among other things, political, social and economic developments abroad and different legal, regulatory and tax environments. These additional risks may be heightened for securities of companies located in, or with significant operations in, emerging market countries.

Currency Risk—Changes in currency exchange rates may affect the fund’s net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities.

As with any mutual fund investment, loss of money is a risk of investing.

Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Updated performance information is available at www.nuveen.com/MF/products/performancesummary.aspx or by calling (800) 257-8787.

The bar chart below shows the variability of the fund’s performance from year to year for Class A shares. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.

Class A Annual Total Return*

*	Class A year-to-date return as of September 30, 2009 was 32.83%.

During the ten-year period ended December 31, 2008, the fund’s highest and lowest quarterly returns were 26.52% and -25.36%, respectively, for the quarters ended June 30, 2003 and December 31, 2008.

Section 1    Fund Summaries

The table below shows the variability of the fund’s average annual returns and how they compare over the time periods indicated with those of broad measures of market performance and an index of funds with similar investment objectives. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. After-tax returns are shown for Class A shares only; after-tax returns for Class B, C, R3 and I shares will vary. Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employer-sponsored retirement plans.

	Average Annual Total Returns for the Periods Ended December 31, 2008
	1 Year	5 Year	10 Year
Returns Before Taxes:
Class A	-51.46%	-6.47%	3.15%
Class B	-50.93%	-6.23%	3.14%
Class C	-48.88%	-6.08%	2.99%
Class R3	-48.63%	-5.63%	3.47%
Class I	-48.40%	-5.13%	4.03%
Class A Returns After Taxes :
On Distributions	-51.46%	-6.94%	2.46%
On Distributions and Sales of Shares	-33.45%	-5.26%	2.63%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	-37.00%	-2.19%	-1.38%
Russell 3000 Value Index (reflects no deduction for fees, expenses, or taxes)	-36.25%	-0.72%	1.69%
Lipper Multi-Cap Value Funds Index (reflects no deduction for taxes or certain expenses)	-37.65%	-2.47%	1.28%

Management

Investment Adviser

Nuveen Asset Management

Sub-Adviser

NWQ Investment Management Company, LLC (“NWQ”)

Portfolio Manager

Jon D. Bosse, CFA, Chief Investment Officer, Co-President, Managing Director and Portfolio Manager at NWQ, has managed the fund since its inception.

Purchase and Sale of Fund Shares

You may purchase, redeem or exchange shares of the fund on any business day, which is any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange shares of the fund either through a financial advisor or directly from the fund. The minimum initial purchase or exchange into the fund is $3,000 ($1,000 for a Traditional/Roth IRA account; $500 for an Education IRA account; $250 for accounts opened through fee-based programs; $50 through monthly systematic investment plan accounts). The minimum subsequent investment is $50. There are no minimums for purchases or exchanges into the fund through employer-sponsored retirement plans.

Tax Information

The fund’s distributions are taxable and will generally be taxed as ordinary income or capital gains.

Section 1    Fund Summaries

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the fund and its distributor may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend the fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

Section 1    Fund Summaries

Nuveen NWQ Large-Cap Value Fund

Investment Objective

The investment objective of the fund is to provide investors with long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in “What Share Classes We Offer” on page 37 of the fund’s prospectus, “How to Reduce Your Sales Charge” on page 39 of the prospectus and “Purchase and Redemption of Fund Shares” on page S-59 of the fund’s statement of additional information.

Shareholder Fees

(fees paid directly from your investment)

	Class A	Class B	Class C	Class R3	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	None	5%	1%	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None	None	None	None
Exchange Fees	None	None	None	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C	Class R3	Class I
Management Fees	0.85%	0.85%	0.85%	0.85%	0.85%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	0.50%	—
Other Expenses	0.51%	0.50%	0.52%	0.51%	0.51%
Total Annual Fund Operating Expenses	1.61%	2.35%	2.37%	1.86%	1.36%
Fee Waivers and Expense Reimbursements[1]	(0.26%)	(0.25%)	(0.27%)	(0.26%)	(0.26%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	1.35%	2.10%	2.10%	1.60%	1.10%
1	The investment adviser has agreed to waive fees and reimburse expenses through October 31, 2010 so that Total Annual Fund Operating Expenses (excluding 12b-1 distribution and service fees, interest expenses, taxes, fees incurred in acquiring and disposing of portfolio securities, and extraordinary expenses) do not exceed 1.10% (1.35% after October 31, 2010) of the average daily net assets of any class of fund shares. The expense limitation expiring October 31, 2010, may be terminated or modified prior to that date only with the approval of the Board of Trustees of the fund. The expense limitation in effect thereafter may be terminated or modified only with the approval of shareholders of the fund.

Example

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses are at the applicable expense limitation. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redemption					No Redemption
	A	B	C	R3	I	A	B	C	R3	I
1 Year	$705	$613	$213	$163	$112	$705	$213	$213	$163	$112
3 Years	$1,028	$1,010	$710	$557	$403	$1,028	$710	$710	$557	$403
5 Years	$1,374	$1,333	$1,233	$977	$715	$1,374	$1,233	$1,233	$977	$715
10 Years	$2,346	$2,480	$2,667	$2,149	$1,602	$2,346	$2,480	$2,667	$2,149	$1,602

Section 1    Fund Summaries

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 16% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets in equity securities of companies with market capitalizations at the time of investment comparable to companies in the Russell 1000® Index. The fund will not be forced to sell a stock because it has exceeded or fallen below the current market capitalization range. The fund’s sub-adviser seeks to identify under-valued companies with a catalyst to unlock value or improve profitability. The fund’s sub-adviser maintains a long-term investment view and a focus on securities it believes can appreciate over an extended time, regardless of interim fluctuations. The fund’s sub-adviser will sell securities or reduce positions if it feels that the company no longer possesses favorable risk/reward characteristics, attractive valuations or catalysts. The fund invests primarily in U.S. equity securities, but it may invest up to 35% of its net assets in non-U.S. equity securities, including up to 10% of its net assets in equity securities of companies located in emerging market countries. The fund is non-diversified and thus may invest a relatively high percentage of its assets in a limited number of issuers.

Principal Risks

Market Risk—The market values of securities owned by the fund may decline, at times sharply and unpredictably.

Non-U.S./Emerging Markets Risk—Non-U.S. risk is the risk that securities of non-U.S. companies or U.S. companies with significant non-U.S. operations may be subject to additional risks than securities of companies that principally operate in the United States as a result of, among other things, political, social and economic developments abroad and different legal, regulatory and tax environments. These additional risks may be heightened for securities of companies located in, or with significant operations in, emerging market countries.

Currency Risk—Changes in currency exchange rates may affect the fund’s net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities.

Non-Diversification Risk—As a non-diversified fund, the fund may be more susceptible to changes in the financial condition of individual issuers in which it invests as well as any single political, regulatory or economic occurrence affecting such issuers. The fund’s relative lack of diversity may subject investors to greater market risk than other mutual funds.

As with any mutual fund investment, loss of money is a risk of investing.

Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Updated performance information is available at www.nuveen.com/MF/products/performancesummary.aspx or by calling (800) 257-8787.

Section 1    Fund Summaries

The bar chart below shows the variability of the fund’s performance from year to year for Class A shares. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.

Class A Annual Total Return*

*	Class A year-to-date return as of September 30, 2009 was 24.30%.

During the two-year period ended December 31, 2008, the fund’s highest and lowest quarterly returns were 4.45% and -19.14%, respectively, for the quarters ended June 30, 2007 and December 31, 2008.

The table below shows the variability of the fund’s average annual returns and how they compare over the time periods indicated with those of a broad measure of market performance and an index of funds with similar investment objectives. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. After-tax returns are shown for Class A shares only; after-tax returns for Class B, C, R3 and I shares will vary. Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employer-sponsored retirement plans.

	Average Annual Total Returns for the Periods Ended December 31, 2008
	1 Year	Since Inception (December 15, 2006)
Returns Before Taxes:
Class A	-41.89%	-23.39%
Class B	-41.28%	-23.28%
Class C	-38.84%	-21.74%
Class R3	-38.48%	-21.33%
Class I	-38.19%	-20.94%
Class A Returns After Taxes:
On Distributions	-41.94%	-23.45%
On Distributions and Sales of Shares	-27.16%	-19.42%
Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)	-36.85%	-20.25%
Lipper Multi-Cap Value Funds Index (reflects no deduction for taxes or certain expenses)	-37.65%	-21.31%

Section 1    Fund Summaries

Management

Investment Adviser

Nuveen Asset Management

Sub-Adviser

NWQ Investment Management Company, LLC (“NWQ”)

Portfolio Manager

Jon D. Bosse, CFA, Chief Investment Officer, Co-President, Managing Director and Portfolio Manager at NWQ, has managed the fund since its inception.

Purchase and Sale of Fund Shares

You may purchase, redeem or exchange shares of the fund on any business day, which is any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange shares of the fund either through a financial advisor or directly from the fund. The minimum initial purchase or exchange into the fund is $3,000 ($1,000 for a Traditional/Roth IRA account; $500 for an Education IRA account; $250 for accounts opened through fee-based programs; $50 through monthly systematic investment plan accounts). The minimum subsequent investment is $50. There are no minimums for purchases or exchanges into the fund through employer-sponsored retirement plans.

Tax Information

The fund’s distributions are taxable and will generally be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the fund and its distributor may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend the fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

Section 1    Fund Summaries

Nuveen NWQ Small/Mid-Cap Value Fund

Investment Objective

The investment objective of the fund is to provide investors with long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in “What Share Classes We Offer” on page 37 of the fund’s prospectus, “How to Reduce Your Sales Charge” on page 39 of the prospectus and “Purchase and Redemption of Fund Shares” on page S-59 of the fund’s statement of additional information.

Shareholder Fees

(fees paid directly from your investment)

	Class A	Class C	Class R3	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	None	1%	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None	None	None
Exchange Fees	None	None	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class R3	Class I
Management Fees	0.94%	0.94%	0.94%	0.94%
Distribution and Service (12b-1) Fees	0.25%	1.00%	0.50%	—
Other Expenses	1.84%	2.17%	0.70%	0.50%
Total Annual Fund Operating Expenses	3.03%	4.11%	2.14%	1.44%
Fee Waivers and Expense Reimbursements[1]	(1.58%)	(1.91%)	(0.44%)	(0.24%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	1.45%	2.20%	1.70%	1.20%
1	The investment adviser has agreed to waive fees and reimburse expenses through October 31, 2010 so that Total Annual Fund Operating Expenses (excluding 12b-1 distribution and service fees, interest expenses, taxes, fees incurred in acquiring and disposing of portfolio securities, and extraordinary expenses) do not exceed 1.20% (1.45% after October 31, 2010) of the average daily net assets of any class of fund shares. The expense limitation expiring October 31, 2010, may be terminated or modified prior to that date only with the approval of the Board of Trustees of the fund. The expense limitation in effect thereafter may be terminated or modified only with the approval of shareholders of the fund.

Example

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses are at the applicable expense limitation. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redemption				No Redemption
	A	C	R3	I	A	C	R3	I
1 Year	$714	$223	$173	$122	$714	$223	$173	$122
3 Years	$1,057	$740	$588	$434	$1,057	$740	$588	$434
5 Years	$1,423	$1,283	$1,029	$768	$1,423	$1,283	$1,029	$768
10 Years	$2,449	$2,767	$2,255	$1,714	$2,449	$2,767	$2,255	$1,714

Section 1    Fund Summaries

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 204% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets in equity securities of companies with market capitalizations at the time of investment comparable to companies in the Russell 2500® Value Index. The fund will not be forced to sell a stock because it has exceeded or fallen below the current market capitalization range. The fund’s sub-adviser seeks to identify under-valued companies with a catalyst to unlock value or improve profitability. The fund’s sub-adviser maintains a long-term investment view and a focus on securities it believes can appreciate over an extended time, regardless of interim fluctuations. The fund’s sub-adviser will sell securities or reduce positions if it feels that the company no longer possesses favorable risk/reward characteristics, attractive valuations or catalysts. The fund invests primarily in U.S. equity securities, but it may invest up to 35% of its net assets in non-U.S. equity securities, including up to 10% of its net assets in equity securities of companies located in emerging market countries. The fund is non-diversified and thus may invest a relatively high percentage of its assets in a limited number of issuers.

Principal Risks

Market/Smaller Company Risk—The market values of securities owned by the fund may decline, at times sharply and unpredictably. This risk is generally greater for lower market capitalization companies because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

Non-U.S./Emerging Markets Risk—Non-U.S. risk is the risk that securities of non-U.S. companies or U.S. companies with significant non-U.S. operations may be subject to additional risks than securities of companies that principally operate in the United States as a result of, among other things, political, social and economic developments abroad and different legal, regulatory and tax environments. These additional risks may be heightened for securities of companies located in, or with significant operations in, emerging market countries.

Currency Risk—Changes in currency exchange rates may affect the fund’s net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities.

Non-Diversification Risk—As a non-diversified fund, the fund may be more susceptible to changes in the financial condition of individual issuers in which it invests as well as any single political, regulatory or economic occurrence affecting such issuers. The fund’s relative lack of diversity may subject investors to greater market risk than other mutual funds.

As with any mutual fund investment, loss of money is a risk of investing.

Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Updated performance information is available at www.nuveen.com/MF/products/performancesummary.aspx or by calling (800) 257-8787.

Section 1    Fund Summaries

The bar chart below shows the variability of the fund’s performance from year to year for Class A shares. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.

Class A Annual Total Return*

*	Class A year-to-date return as of September 30, 2009 was 28.91%.

During the two-year period ended December 31, 2008, the fund’s highest and lowest quarterly returns were 5.69% and -29.66%, respectively, for the quarters ended June 30, 2007 and December 31, 2008.

The table below shows the variability of the fund’s average annual returns and how they compare over the time periods indicated with those of a broad measure of market performance and an index of funds with similar investment objectives. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. After-tax returns are shown for Class A shares only; after-tax returns for Class C, R3 and I shares will vary. Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employer-sponsored retirement plans.

	Average Annual Total Returns for the Periods Ended December 31, 2008
	1 Year	Since Inception (December 15, 2006)
Returns Before Taxes:
Class A	-47.94%	-29.15%
Class C	-45.40%	-27.80%
Class R3	-45.56%	-27.69%
Class I	-45.28%	-27.32%
Class A Returns After Taxes :
On Distributions	-47.94%	-29.16%
On Distributions and Sales of Shares	-31.16%	-24.03%
Russell 2500 Value Index (reflects no deduction for fees, expenses, or taxes)	-28.92%	-19.67%
Lipper Small-Cap Value Funds Index (reflects no deduction for taxes or certain expenses)	-32.82%	-19.69%

Section 1    Fund Summaries

Management

Investment Adviser

Nuveen Asset Management

Sub-Adviser

NWQ Investment Management Company, LLC (“NWQ”)

Portfolio Manager

Phyllis Thomas, CFA, Managing Director and Portfolio Manager at NWQ, has managed the fund since its inception.

Purchase and Sale of Fund Shares

You may purchase, redeem or exchange shares of the fund on any business day, which is any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange shares of the fund either through a financial advisor or directly from the fund. The minimum initial purchase or exchange into the fund is $3,000 ($1,000 for a Traditional/Roth IRA account; $500 for an Education IRA account; $250 for accounts opened through fee-based programs; $50 through monthly systematic investment plan accounts). The minimum subsequent investment is $50. There are no minimums for purchases or exchanges into the fund through employer-sponsored retirement plans.

Tax Information

The fund’s distributions are taxable and will generally be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the fund and its distributor may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend the fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

Section 1    Fund Summaries

Nuveen NWQ Small-Cap Value Fund

Investment Objective

The investment objective of the fund is to provide investors with long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in “What Share Classes We Offer” on page 37 of the fund’s prospectus, “How to Reduce Your Sales Charge” on page 39 of the prospectus and “Purchase and Redemption of Fund Shares” on page S-59 of the fund’s statement of additional information.

Shareholder Fees

(fees paid directly from your investment)

	Class A	Class C	Class R3	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	None	1%	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None	None	None
Exchange Fees	None	None	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class R3	Class I
Management Fees	0.99%	0.99%	0.99%	0.99%
Distribution and Service (12b-1) Fees	0.25%	1.00%	0.50%	—
Other Expenses	0.22%	0.24%	0.24%	0.25%
Total Annual Fund Operating Expenses	1.46%	2.23%	1.73%	1.24%

Example

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redemption				No Redemption
Share Class	A	C	R3	I	A	C	R3	I
1 Year	$715	$226	$176	$126	$715	$226	$176	$126
3 Years	$1,010	$697	$545	$393	$1,010	$697	$545	$393
5 Years	$1,327	$1,195	$939	$681	$1,327	$1,195	$939	$681
10 Years	$2,221	$2,565	$2,041	$1,500	$2,221	$2,565	$2,041	$1,500

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 71% of the average value of its portfolio.

Section 1    Fund Summaries

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets in equity securities of companies with market capitalizations at the time of investment comparable to companies in either the Russell 2000® Value Index or the Standard & Poor’s SmallCap 600 Index. The fund will not be forced to sell a stock because it has exceeded or fallen below the current market capitalization range. The fund’s sub-adviser seeks to identify under-valued companies with a catalyst to unlock value or improve profitability. The fund’s sub-adviser maintains a long-term investment view and a focus on securities it believes can appreciate over an extended time, regardless of interim fluctuations. The fund’s sub-adviser will sell securities or reduce positions if it feels that the company no longer possesses favorable risk/reward characteristics, attractive valuations or catalysts. The fund invests primarily in U.S. equity securities, but it may invest up to 35% of its net assets in non-U.S. equity securities, including up to 10% of its net assets in equity securities of companies located in emerging market countries.

Principal Risks

Market/Smaller Company Risk—The market values of securities owned by the fund may decline, at times sharply and unpredictably. This risk is generally greater for lower market capitalization companies because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

Non-U.S./Emerging Markets Risk—Non-U.S. risk is the risk that securities of non-U.S. companies or U.S. companies with significant non-U.S. operations may be subject to additional risks than securities of companies that principally operate in the United States as a result of, among other things, political, social and economic developments abroad and different legal, regulatory and tax environments. These additional risks may be heightened for securities of companies located in, or with significant operations in, emerging market countries.

Currency Risk—Changes in currency exchange rates may affect the fund’s net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities.

As with any mutual fund investment, loss of money is a risk of investing.

Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Updated performance information is available at www.nuveen.com/MF/products/performancesummary.aspx or by calling (800) 257-8787.

The bar chart below shows the variability of the fund’s performance from year to year for Class A shares. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.

Class A Annual Total Return*

*	Class A year-to-date return as of September 30, 2009 was 29.47%.

Section 1    Fund Summaries

During the four-year period ended December 31, 2008, the fund’s highest and lowest quarterly returns were 14.24% and -35.69%, respectively, for the quarters ended March 31, 2006 and December 31, 2008.

The table below shows the variability of the fund’s average annual returns and how they compare over the time periods indicated with those of a broad measure of market performance and an index of funds with similar investment objectives. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. After-tax returns are shown for Class A shares only; after-tax returns for Class C, R3 and I shares will vary. Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employer-sponsored retirement plans.

	Average Annual Total Returns for the Periods Ended December 31, 2008
	1 Year	Since Inception (December 9, 2004)
Returns Before Taxes:
Class A	-49.52%	-9.09%
Class C	-46.82%	-8.41%
Class R3	-46.59%	-8.00%
Class I	-46.33%	-7.53%
Class A Returns After Taxes :
On Distributions	-49.52%	-9.43%
On Distributions and Sales of Shares	-32.19%	-7.63%
Russell 2000 Value Index (reflects no deduction for fees, expenses, or taxes)	-28.92%	-3.71%
Lipper Small-Cap Value Funds Index (reflects no deduction for taxes or certain expenses)	-32.82%	-4.30%

Management

Investment Adviser

Nuveen Asset Management

Sub-Adviser

NWQ Investment Management Company, LLC (“NWQ”)

Portfolio Manager

Phyllis Thomas, CFA, Managing Director and Portfolio Manager at NWQ, has managed the fund since its inception.

Purchase and Sale of Fund Shares

You may purchase, redeem or exchange shares of the fund on any business day, which is any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange shares of the fund either through a financial advisor or directly from the fund. The minimum initial purchase or exchange into the fund is $3,000 ($1,000 for a Traditional/Roth IRA account; $500 for an Education IRA account; $250 for accounts opened through fee-based programs; $50 through monthly systematic investment plan accounts). The minimum subsequent investment is $50. There are no minimums for purchases or exchanges into the fund through employer-sponsored retirement plans.

Tax Information

The fund’s distributions are taxable and will generally be taxed as ordinary income or capital gains.

Section 1    Fund Summaries

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the fund and its distributor may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend the fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

Section 1    Fund Summaries

Nuveen Tradewinds Value Opportunities Fund

Investment Objective

The investment objective of the fund is to provide investors with long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in “What Share Classes We Offer” on page 37 of the fund’s prospectus, “How to Reduce Your Sales Charge” on page 39 of the prospectus and “Purchase and Redemption of Fund Shares” on page S-59 of the fund’s statement of additional information.

Shareholder Fees

(fees paid directly from your investment)

	Class A	Class B	Class C	Class R3	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	None	5%	1%	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None	None	None	None
Exchange Fees	None	None	None	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C	Class R3	Class I
Management Fees	0.97%	0.97%	0.97%	0.97%	0.97%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	0.50%	—
Other Expenses	0.26%	0.25%	0.25%	0.29%	0.27%
Total Annual Fund Operating Expenses	1.48%	2.22%	2.22%	1.76%	1.24%

Example

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redemption					No Redemption
	A	B	C	R3	I	A	B	C	R3	I
1 Year	$717	$625	$225	$179	$126	$717	$225	$225	$179	$126
3 Years	$1,016	$994	$694	$554	$393	$1,016	$694	$694	$554	$393
5 Years	$1,336	$1,290	$1,190	$954	$681	$1,336	$1,190	$1,190	$954	$681
10 Years	$2,242	$2,368	$2,554	$2,073	$1,500	$2,242	$2,368	$2,554	$2,073	$1,500

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 61% of the average value of its portfolio.

Section 1    Fund Summaries

Principal Investment Strategies

Under normal market conditions, the fund invests primarily in equity securities of companies with varying market capitalizations, which may include small-, mid- and large-capitalization companies. The fund’s sub-adviser opportunistically seeks to identify under-valued companies considering absolute valuation and security pricing in the context of industry and market conditions. The sub-adviser’s disciplined, value-oriented investment strategy focuses on rigorous financial statements and valuation analysis, qualitative factors and portfolio downside protection. The fund invests primarily in U.S. equity securities, but it may invest up to 35% of its net assets in non-U.S. equity securities, including up to 10% of its net assets in equity securities of companies located in emerging market countries.

Principal Risks

Market Risk/Smaller Company Risk—The market values of securities owned by the fund may decline, at times sharply and unpredictably. This risk is generally greater for lower market capitalization companies because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

Non-U.S./Emerging Markets Risk—Non-U.S. risk is the risk that securities of non-U.S. companies or U.S. companies with significant non-U.S. operations may be subject to additional risks than securities of companies that principally operate in the United States as a result of, among other things, political, social and economic developments abroad and different legal, regulatory and tax environments. These additional risks may be heightened for securities of companies located in, or with significant operations in, emerging market countries.

Currency Risk—Changes in currency exchange rates may affect the fund’s net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities.

Convertible Security Risk—The value of the fund’s convertible securities may decline in response to such factors as rising interest rates and fluctuations in the market price of the convertible securities’ underlying common stock.

As with any mutual fund investment, loss of money is a risk of investing.

Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Updated performance information is available at www.nuveen.com/MF/products/performancesummary.aspx or by calling (800) 257-8787.

Section 1    Fund Summaries

The bar chart below shows the variability of the fund’s performance from year to year for Class A shares. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.

Class A Annual Total Return*

*	Class A year-to-date return as of September 30, 2009 was 43.73%.

During the four-year period ended December 31, 2008, the fund’s highest and lowest quarterly returns were 10.54% and -16.11%, respectively, for the quarters ended September 30, 2005 and September 30, 2008.

The table below shows the variability of the fund’s average annual returns and how they compare over the time periods indicated with those of a broad measure of market performance and an index of funds with similar investment objectives. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. After-tax returns are shown for Class A shares only; after-tax returns for Class B, C, R3 and I shares will vary. Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employer-sponsored retirement plans.

	Average Annual Total Returns for the Periods Ended December 31, 2008
	1 Year	Since Inception (December 9, 2004)
Returns Before Taxes:
Class A	-35.94%	2.02%
Class B	-35.06%	2.30%
Class C	-32.51%	2.75%
Class R3	-32.20%	3.25%
Class I	-31.85%	3.78%
Class A Returns After Taxes :
On Distributions	-36.74%	1.10%
On Distributions and Sales of Shares	-22.96%	1.47%
Russell 3000 Value Index (reflects no deduction for fees, expenses, or taxes)	-36.25%	-3.98%
Lipper Multi-Cap Core Funds Index (reflects no deduction for taxes or certain expenses)	-39.45%	-4.98%

Section 1    Fund Summaries

Management

Investment Adviser

Nuveen Asset Management

Sub-Adviser

Tradewinds Global Investors, LLC (“Tradewinds”)

Portfolio Manager

Dave Iben, CFA, Chief Investment Officer, Executive Managing Director and Portfolio Manager at Tradewinds since 2006, has managed the fund since its inception.

Purchase and Sale of Fund Shares

You may purchase, redeem or exchange shares of the fund on any business day, which is any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange shares of the fund either through a financial advisor or directly from the fund. The minimum initial purchase or exchange into the fund is $3,000 ($1,000 for a Traditional/Roth IRA account; $500 for an Education IRA account; $250 for accounts opened through fee-based programs; $50 through monthly systematic investment plan accounts). The minimum subsequent investment is $50. There are no minimums for purchases or exchanges into the fund through employer-sponsored retirement plans.

Tax Information

The fund’s distributions are taxable and will generally be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the fund and its distributor may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend the fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

Section 1    Fund Summaries

Section 2    How We Manage Your Money

To help you better understand the funds, this section includes a detailed discussion of the funds’ investment and risk management strategies. For a more complete discussion of these matters, please see the statement of additional information, which is available by calling (800) 257-8787 or by visiting Nuveen’s website at www.nuveen.com.

Nuveen Asset Management (“NAM”), the funds’ investment adviser, offers advisory and investment management services to a broad range of mutual fund clients. NAM has overall responsibility for management of the funds. NAM oversees the management of the funds’ portfolios, manages the funds’ business affairs and provides certain clerical, bookkeeping and other administrative services. NAM is located at 333 West Wacker Drive, Chicago, IL 60606. NAM is a wholly-owned subsidiary of Nuveen Investments, Inc. (“Nuveen Investments”).

On November 13, 2007, Nuveen Investments was acquired by investors led by Madison Dearborn Partners, LLC, which is a private equity investment firm based in Chicago, Illinois (the “MDP Acquisition”). The investor group led by Madison Dearborn Partners, LLC includes affiliates of Merrill Lynch, Pierce, Fenner & Smith Incorporated (“Merrill Lynch”). Merrill Lynch has since been acquired by Bank of America Corporation. NAM has adopted policies and procedures that address arrangements involving NAM and Bank of America Corporation (including Merrill Lynch) that may give rise to certain conflicts of interest.

Each fund is dependent upon services and resources provided by its investment adviser, NAM, and therefore the investment adviser’s parent, Nuveen Investments. Nuveen Investments significantly increased its level of debt in connection with the MDP Acquisition. Nuveen Investments believes that monies generated from operations and cash on hand will be adequate to fund debt service requirements, capital expenditures and working capital requirements for the foreseeable future; however, Nuveen Investments’ ability to continue to fund these items, to service its debt and to maintain compliance with covenants in its debt agreements may be affected by general economic, financial, competitive, legislative, legal and regulatory factors and by its ability to refinance or repay outstanding indebtedness with scheduled maturities beginning in 2013. In the event that Nuveen Investments breaches certain of the covenants included in its debt agreements, the breach of such covenants may result in the accelerated payment of its outstanding debt, increase the cost of such debt or generally have an adverse effect on the financial condition of Nuveen Investments.

NAM has selected three firms to serve as sub-advisers to the Nuveen Multi-Manager Large-Cap Value Fund (“Multi-Manager Large-Cap Value Fund”):

•	Institutional Capital LLC (“ICAP”), 225 West Wacker Drive, Chicago, Illinois 60606;

•	Symphony Asset Management LLC (“Symphony”), 555 California Street, Suite 2975, San Francisco, California 94104; and

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•	Nuveen HydePark Group, LLC (“HydePark”), 333 West Wacker Drive, Chicago, Illinois 60606.

ICAP, Symphony and HydePark manage the investment of the fund’s assets on a discretionary basis, subject to the supervision of NAM.

ICAP is a registered investment adviser and direct wholly-owned subsidiary of New York Life Investment Management. ICAP has provided investment management services for equity assets since 1970. ICAP’s investment decisions are made through a team approach, with all of ICAP’s investment professionals contributing to the process. Jerrold K. Senser and Thomas R. Wenzel are the lead members of the investment team for the assets of the Multi-Manager Large-Cap Value Fund managed by ICAP.

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Mr. Senser, CFA, serves as chief executive officer and chief investment officer of ICAP. He heads ICAP’s investment committee and is the lead portfolio manager for all of ICAP’s investment strategies. Mr. Senser has been with the firm since 1986.

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Mr. Wenzel, CFA, is senior executive vice president and director of research at ICAP. He is a senior member of ICAP’s investment committee and serves as a portfolio manager for all of ICAP’s investment strategies. Mr. Wenzel has been with the firm since 1992.

Symphony, an affiliate of NAM, specializes in the management of market neutral equity and debt strategies and senior loan and other debt portfolios. David Wang and Rick Brandt serve as the portfolio managers for the assets of the Multi-Manager Large-Cap Value Fund managed by Symphony.

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Mr. Wang, Director of Equity Strategies and a founding member of Symphony, is responsible for leading the firm’s equity portfolio management team and oversees its equity trading and research activities. Mr. Wang joined Symphony in 1994 from BARRA, Inc., where he was a member of the Active Strategies Group. At BARRA, he was responsible for investment strategy research and portfolio management of several domestic and global equity funds.

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Mr. Brandt, Portfolio Manager at Symphony, is a member of Symphony’s equity team and his responsibilities include research for Symphony’s equity strategies, focusing on the technology sector. Prior to joining Symphony in 2007, Mr. Brandt worked for two years at a technology-focused hedge fund.

HydePark, an affiliate of NAM, specializes in the management of quantitatively-driven enhanced equity strategies for institutional investors. David E. Tierney, PhD, John W. Gambla, CFA, and Rob A. Guttschow, CFA, serve as the portfolio managers for the assets of the Multi-Manager Large-Cap Value Fund managed by HydePark.

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Mr. Tierney, Senior Managing Director and Chief Investment Officer, directs HydePark’s equity investment activity, including portfolio management, research, trading and risk management. Mr. Tierney is a founder of Nuveen Investment Solutions, Inc. (formerly, Richards & Tierney, Inc.), the corporate parent of HydePark, where for the last twenty years he has done extensive work in portfolio analysis, risk control services and the management of assets.

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Mr. Gambla, Managing Director, is as a portfolio manager for HydePark. Mr. Gambla transitioned to this role in 2007 from NAM, where he was a senior trader and quantitative specialist for sixteen years. During his NAM tenure, he was responsible for trading, portfolio management, product development and fundamental and quantitative research.

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Mr. Guttschow, Managing Director, is a portfolio manager for HydePark. Mr. Guttschow transitioned to this role in 2007 from NAM, where for four years he was a managing director and portfolio manager responsible for developing and implementing derivatives-based strategies. Prior to joining NAM, Mr. Guttschow was a managing director and senior portfolio manager at Lotsoff Capital Management, where he managed a variety of taxable fixed income portfolios and enhanced equity index products for over ten years.

NAM has selected NWQ Investment Management Company, LLC (“NWQ”), 2049 Century Park East, 16th Floor, Los Angeles, California 90067, an affiliate of NAM, as sub-adviser to manage the investment portfolios of the Nuveen NWQ Multi-Cap Value Fund (“NWQ Multi-Cap Value Fund”), the Nuveen NWQ Large-Cap Value Fund (“NWQ Large-Cap Value Fund”), the Nuveen Small/Mid-Cap Value Fund (“NWQ Small/Mid-Cap Value Fund”) and the Nuveen NWQ Small-Cap Value Fund (“NWQ Small-Cap Value Fund”). NWQ manages the investment of the funds’ assets on a discretionary basis, subject to the supervision of NAM.

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Jon D. Bosse, CFA, Chief Investment Officer, Co-President, Managing Director and Portfolio Manager at NWQ since 1996, has been the Portfolio Manager of the NWQ Large-Cap Value Fund and the NWQ Multi-Cap Value Fund since their inception.

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Phyllis Thomas, CFA, Managing Director and Portfolio Manager of NWQ since 1990, has been the Portfolio Manager of the NWQ Small-Cap Value Fund and the NWQ Small/Mid-Cap Value Fund since their inception.

NAM has selected Tradewinds Global Investors, LLC (“Tradewinds”), 2049 Century Park East, 20th Floor, Los Angeles, California 90067, an affiliate of NAM, as sub-adviser to manage the investment portfolio of the Nuveen Tradewinds Value Opportunities Fund (“Tradewinds Value Opportunities Fund”). Tradewinds specializes in international and global investment strategies. Tradewinds manages the investment of the fund’s assets on a discretionary basis, subject to the supervision of NAM.

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Dave Iben, CFA, Chief Investment Officer, Executive Managing Director and Portfolio Manager at Tradewinds since 2006, has been the Portfolio Manager of the Tradewinds Value Opportunities Fund since its inception. Prior to 2006, Mr. Iben was a Managing Director and Portfolio Manager at NWQ. Mr. Iben also manages the Nuveen Tradewinds Global All-Cap Fund and the Nuveen Tradewinds Global Resources Fund.

Additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the funds is provided in the statement of additional information.

At such time as the funds receive an exemptive order permitting them to do so, or as otherwise permitted by the Investment Company Act of 1940, as amended (the “1940 Act”), or the rules thereunder, the funds may, without obtaining approval of shareholders, retain an unaffiliated sub-adviser to perform some or all of the portfolio management functions on behalf of the funds.

Management Fee

The management fee schedule for each fund consists of two components—a fund-level fee, based only on the amount of assets within a fund, and a complex-level fee, based on the aggregate amount of all fund assets managed by NAM and its affiliates.

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The annual fund-level fee, payable monthly, is based upon the average daily net assets of each fund as follows:

Average Daily Net Assets	Multi- Manager Large-Cap Value Fund	NWQ Multi-Cap Value Fund	NWQ Large-Cap Value Fund	NWQ Small/ Mid-Cap Value Fund	NWQ Small-Cap Value Fund	Tradewinds Value Opportunities Fund
For the first $125 million	0.5500%	0.6500%	0.6500%	0.7500%	0.8000%	0.8000%
For the next $125 million	0.5375%	0.6375%	0.6375%	0.7375%	0.7875%	0.7875%
For the next $250 million	0.5250%	0.6250%	0.6250%	0.7250%	0.7750%	0.7750%
For the next $500 million	0.5125%	0.6125%	0.6125%	0.7125%	0.7625%	0.7625%
For the next $1 billion	0.5000%	0.6000%	0.6000%	0.7000%	0.7500%	0.7500%
For net assets over $2 billion	0.4750%	0.5750%	0.5750%	0.6750%	0.7250%	0.7250%

The complex-level fee is the same for each fund and begins at a maximum rate of 0.2000% of each fund’s net assets, based upon complex-level assets of $55 billion, with breakpoints for assets above that level. Therefore, the maximum management fee rate for each fund is the fund-level fee plus 0.2000%. As of June 30, 2009, the effective complex-level fee for each fund was 0.1970% of fund net assets.

For the most recent fiscal year, each fund paid NAM the following management fees (net of fee waivers and expense reimbursements, where applicable) as a percentage of average net assets:

Multi-Manager Large-Cap Value Fund	0.67%
NWQ Multi-Cap Value Fund	0.83%
NWQ Large-Cap Value Fund	0.59%
NWQ Small/Mid-Cap Value Fund	0.49%
NWQ Small-Cap Value Fund	0.99%
Tradewinds Value Opportunities Fund	0.97%

NAM has agreed to waive fees and reimburse expenses so that total annual fund operating expenses (excluding 12b-1 distribution and service fees, interest expenses, taxes, fees incurred in acquiring and disposing of portfolio securities, and extraordinary expenses) for the Multi-Manager Large-Cap Value Fund, NWQ Large-Cap Value Fund and NWQ Small/Mid-Cap Value Fund do not exceed 0.95%, 1.10% and 1.20%, respectively, through October 31, 2010, and 1.20%, 1.35% and 1.45%, respectively thereafter, of the average daily net assets of any class of fund shares. The expense limitations expiring October 31, 2010, may be terminated or modified prior to that date only with the approval of the Board of Trustees of the fund. The expense limitations in effect thereafter may be terminated or modified only with the approval of shareholders of the funds.

NAM has also agreed to waive fees and reimburse expenses so that total annual fund operating expenses (excluding 12b-1 distribution and service fees, interest expenses, taxes, fees incurred in acquiring and disposing of portfolio securities, and extraordinary expenses) for the NWQ Small-Cap Value Fund do not exceed 1.25% through July 31, 2010, and 1.50% thereafter, of the average daily net assets of any class of fund shares. The expense limitation expiring on July 31, 2010, may be terminated or modified prior to that date only with the approval of the Board of Trustees of the funds. The expense limitation in effect thereafter may be terminated or modified only with the approval of shareholders of the fund.

NAM has also agreed to waive fees and reimburse expenses so that total annual fund operating expenses (excluding 12b-1 distribution and service

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fees, interest expenses, taxes, fees incurred in acquiring and disposing of portfolio securities, and extraordinary expenses) for the Tradewinds Value Opportunities Fund do not exceed 1.50% of the average daily net assets of any class of fund shares. This expense limitation may be terminated or modified only with the approval of shareholders of the fund.

Information regarding the Board of Trustees’ approval of investment advisory contracts is available in the funds’ annual report for the fiscal year ended June 30, 2009.

Each fund’s investment objective may not be changed without shareholder approval. The funds’ investment policies may be changed by the Board of Trustees without shareholder approval unless otherwise noted in this prospectus or the statement of additional information.

Equity Securities

Under normal market conditions, each fund primarily invests in equity securities. Equity securities include common stocks; preferred securities; warrants to purchase common stocks or preferred securities; securities convertible into common stocks or preferred securities; securities of non-U.S. companies; and other securities with equity characteristics.

Non-U.S. Investments

Although the funds invest primarily in U.S. equity securities, each fund (except the Multi-Manager Large-Cap Value Fund) may invest up to 35% of its net assets in non-U.S. equity securities, including direct investment in securities of non-U.S. companies traded overseas as well as American Depositary Receipts (“ADRs”) and other types of depositary receipts. The Multi-Manager Large-Cap Value Fund may invest up to 25% of its net assets in non-U.S. equity securities that are U.S. dollar denominated, including ADRs and other types of depositary receipts.

Cash Equivalents and Short-Term Investments

Under normal market conditions, the funds may hold up to 15% (up to 10% for the Multi-Manager Large-Cap Value Fund) of their net assets in cash or cash equivalents, money market funds and short-term fixed-income securities. The percentage of each fund invested in such holdings will vary and depends on several factors, including market conditions. For temporary defensive purposes and during periods of high cash inflows or outflows, the funds may depart from their principal investment strategies and invest part or all of their assets in such holdings. During such periods, the funds may not be able to achieve their investment objectives. A fund may adopt a defensive strategy when its sub-adviser believes securities in which the fund normally invests have elevated risks due to political or economic factors and in other extraordinary circumstances. For more information on eligible short-term investments, see the statement of additional information.

Other Investment Companies

The funds may invest up to 10% of their net assets in securities of other open-end or closed-end investment companies, including exchange-traded funds (“ETFs”), that invest primarily in securities of the types in which the funds may invest directly. In addition, the funds may invest a portion of their assets in pooled investment vehicles (other than investment companies) that

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invest primarily in securities of the types in which the funds may invest directly. The funds may invest in the securities of ETFs in excess of the limits imposed under the 1940 Act pursuant to exemptive orders obtained by certain ETFs and their sponsors from the Securities and Exchange Commission. An ETF is a fund that holds a portfolio of securities generally designed to track the performance of a securities index, including industry, sector, country and region indexes. ETFs trade on a securities exchange and their shares may, at times, trade at a premium or discount to their net asset value.

As a shareholder in an investment company, the funds will bear their ratable share of that investment company’s expenses, and would remain subject to payment of the fund’s advisory and administrative fees with respect to assets so invested. Shareholders would therefore be subject to duplicative expenses to the extent the funds invest in other investment companies. In addition, the funds will incur brokerage costs when purchasing and selling shares of ETFs. Securities of other investment companies may be leveraged and will therefore be subject to leverage risks. If the funds invest in securities of leveraged investment companies, the net asset value and market value of such securities will be more volatile and the yield to shareholders will tend to fluctuate more than the yield of securities of unleveraged investment companies.

Derivatives

The funds may use futures, interest rate swaps, total return swaps, non-U.S. currency swaps, credit default swaps, options and other derivative instruments to seek to enhance return, to hedge some of the risks of their investments in securities, as a substitute for a position in the underlying asset, to reduce transaction costs, to maintain full market exposure (which means to adjust the characteristics of their investments to more closely approximate those of the markets in which they invest), to manage cash flows, to limit exposure to losses due to changes to non-U.S. currency exchange rates or to preserve capital.

When-Issued or Delayed-Delivery Transactions

The funds may buy or sell securities on a when-issued or delayed-delivery basis, paying for or taking delivery of the securities at a later date, normally within 15 to 45 days of the trade. These transactions involve an element of risk because the value of the security to be purchased may decline to a level below its purchase price before the settlement date.

Portfolio Holdings

A description of the funds’ policies and procedures with respect to the disclosure of the funds’ portfolio holdings is available in the funds’ statement of additional information. Certain portfolio holdings information for each fund is available on the funds’ website—www.nuveen.com—by clicking the “Our Products—Mutual Funds” section on the home page and following the applicable link for your fund in the “Mutual Fund Family” section. By following these links, you can obtain a list of your fund’s top ten holdings as of the end of the most recent month. A complete list of portfolio holdings information is generally made available on the funds’ website following the end of each month with an approximately one-month lag. This information will remain available on the funds’ website until the funds file with the Securities and Exchange Commission their annual, semiannual or quarterly holdings report for the fiscal period that includes the date(s) as of which the website information is current.

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Each sub-adviser independently conducts its own research, analysis, security selection and portfolio construction for the assets which it manages pursuant to the investment philosophy described below.

ICAP

ICAP manages a portion of the portfolio of the Multi-Manager Large-Cap Value Fund. ICAP selects stocks from a universe of companies with at least $2 billion in market capitalization. Proprietary quantitative valuation models determine which of these stocks currently appear to be selling for less than their intrinsic worth. Based on a qualitative assessment of each company’s prospects, ICAP then looks for a catalyst that ICAP believes will unlock the stock’s unrecognized value. A catalyst may be as simple as a management change or as complex as a fundamentally improved industry outlook. ICAP generally buys only 40 to 50 stocks which it believes have the potential to produce significant stock appreciation relative to the market over 12 to 18 months for the equity portion of each of such funds’ investment portfolio. The process does not end with the purchase of a security. ICAP continuously monitors each security and evaluates whether to eliminate a security when its target price is achieved, the catalyst becomes inoperative or another stock offers greater opportunity for appreciation.

Symphony

Symphony manages a portion of the portfolio of the Multi-Manager Large-Cap Value Fund. The goal of Symphony’s unique process is to construct well diversified portfolios that generate returns in excess of the Russell 1000 Value Index, without exposing investors to undue risk. By applying specific risk parameters that manage the variances of the portfolios relative to the given benchmark, Symphony believes it can achieve the desired market exposures and reduce relative risk while preserving a portfolio’s potential to generate returns in excess of the given benchmark.

Quantitative analysis serves as a starting point in the investment process by narrowing a strategy’s investable universe to securities Symphony believes are most attractive based on the factors that Symphony has identified and researched over the past 10 years.

Once a company has been identified as attractive by its quantitative models, Symphony conducts qualitative analysis on that company. Symphony’s team of fundamental analysts considers each company from a broad perspective, incorporating elements that cannot be captured by financial ratios and other statistics. The qualitative analysis looks at many factors relevant to the attractiveness of investing in each company, some of which may be industry-specific. The qualitative analysis also identifies expected catalysts for stock performance. The overall process helps Symphony select stock for the portfolios that are attractive across multiple, uncorrelated dimensions.

Symphony then re-applies its proprietary portfolio construction analytics and risk controls to the edited list of securities identified by its quantitative and qualitative analysis. The goal of the quantitatively-driven portfolio construction process is to build a well-diversified portfolio that reflects the given benchmark in terms of its risk characteristics and that simultaneously seeks to generate a return in excess of that benchmark.

HydePark

HydePark manages a portion of the portfolio of the Multi-Manager Large-Cap Value Fund. HydePark is focused on delivering attractive risk-controlled

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returns in excess of applicable benchmarks. Its philosophy and process are oriented to benchmark-relative return and risk. HydePark believes that over the long run, stock prices ultimately follow certain fundamental measures of company performance, which HydePark calls “wealth creation factors.” It also believes that portfolios that are constructed by weighting stocks by the relative strength of their fundamental factors will outperform market-capitalization-weighted indexes over time. HydePark strictly uses a quantitative process for constructing its portfolios and does not conduct analyst-driven research on the stocks.

HydePark employs proprietary quantitative methods to analyze stocks and construct a fund’s portfolio. HydePark’s proprietary models evaluate and measure the strength of the fundamental characteristics of companies as well as recent stock price performance. The models then assign a target weight to each stock and construct a portfolio that is based on these factors and how they interrelate. The quantitative-driven portfolio construction process adjusts the individual stock weights to control risk at a target level relative to the designated index. The process seeks to optimize return while maintaining overall risk in the targeted range.

HydePark’s process typically results in a portfolio with exposure (either over- or under-weight) to all or nearly all of the securities in the benchmark. By increasing or decreasing the deviation from the benchmark weightings, HydePark can seek to manage the tracking error of the portfolio relative to the benchmark. Tracking error measures the standard deviation of the excess returns of a composite compared to its benchmark. This gives an indication of the volatility of a portfolio versus its benchmark.

NWQ

NWQ manages the NWQ Multi-Cap Value Fund, the NWQ Large-Cap Value Fund, the NWQ Small/Mid-Cap Value Fund and the NWQ Small-Cap Value Fund. NWQ seeks to identify undervalued companies with a catalyst to unlock value or improve profitability, such as new management, industry consolidation, corporate restructuring or a turn in company fundamentals. NWQ’s portfolio managers and analysts collaborate closely in a rigorous, bottom-up research-focused investment process that focuses on financial statement and valuation analysis, qualitative factors and downside protection. NWQ believes that the companies identified by the team through this process are often underappreciated or misperceived by Wall Street. NWQ maintains a long-term investment view and a focus on securities it believes can appreciate over an extended time, regardless of interim fluctuations. NWQ will sell securities or reduce positions if it feels that the company no longer possesses favorable risk/reward characteristics, attractive valuations or catalysts.

Tradewinds

Tradewinds manages the Tradewinds Value Opportunities Fund. Tradewinds adheres to disciplined, value-driven investment strategies. Tradewinds emphasizes securities carefully chosen through in-depth research and follows those securities closely over time to assess whether they continue to meet the purchase rationale.

Tradewinds selects equity securities through bottom-up fundamental research focusing on both absolute valuation and qualitative measures. The research-driven investment process seeks to add value through active management and through research focused on selecting companies that possess opportunities misperceived by the market. Tradewinds considers absolute valuation and security pricing in the context of industry and market

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conditions and makes use of convertible securities on an opportunistic basis as an alternative to the underlying equity. Tradewinds applies a sell discipline emphasizing elimination of positions that no longer possess favorable risk/reward characteristics or attractive valuations or when superior investment alternatives are identified. Tradewinds maintains a long-term investment approach and a focus on securities it believes possess attractive risk/reward characteristics and provide downside protection over an extended time, regardless of interim fluctuations.

Risk is inherent in all investing. Investing in a mutual fund—even the most conservative—involves risk, including the risk that you may receive little or no return on your investment or even that you may lose part or all of your investment. Therefore, before investing you should consider carefully the following risks that you assume when you invest in these funds. Because of these and other risks, you should consider an investment in these funds to be a long-term investment.

Market risk: The market values of the securities owned by the funds may decline, at times sharply and unpredictably. Market values of securities are affected by a number of different factors, including the historical and prospective earnings of the issuer, the value of its assets, management decisions, decreased demand for an issuer’s products or services, increased production costs, general economic conditions, interest rates, currency exchange rates, investor perceptions and market liquidity.

Style-specific risk: Different types of stocks tend to shift in and out of favor depending on market and economic conditions. The funds emphasize a value style of investing and therefore seek undervalued companies with characteristics for improved valuations; such companies are subject to the risk that the valuations never improve.

Non-U.S. investment risk: Securities of non-U.S. companies or U.S. companies with significant non-U.S. operations may present risks beyond those of companies that operate exclusively in the United States due to political, social and economic developments abroad, different regulatory environments and laws, potential seizure by the government of company assets, higher taxation, withholding taxes on dividends and interest and limitations on the use or transfer of portfolio assets. Other risks include the following:

•	Enforcing legal rights may be difficult, costly and slow in non-U.S. countries, and there may be special problems enforcing claims against non-U.S. governments.

•	Non-U.S. companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.

•	Non-U.S. markets may be less liquid and more volatile than U.S. markets.

Emerging markets risk: The NWQ Multi-Cap Value Fund, NWQ Large-Cap Value Fund, NWQ Small/Mid-Cap Value Fund, NWQ Small-Cap Value Fund and Tradewinds Value Opportunities Fund may invest in companies located in emerging market countries. Emerging market countries are generally defined as countries in the initial stages of their industrialization cycles with low per capita income. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more

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mature economies. All of the risks of investing in non-U.S. securities described above are heightened by investing in emerging markets countries.

Currency risk: Non-U.S. securities often trade in currencies other than the U.S. dollar. Changes in currency exchange rates may affect a fund’s net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the fund to decline. Certain non-U.S. currencies may be particularly volatile, and non-U.S. governments may intervene in the currency markets, causing a decline in value or liquidity in the fund’s non-U.S. holdings whose value is tied to the affected non-U.S. currency.

Convertible security risk: The Tradewinds Value Opportunities Fund may invest in convertible securities. Convertible securities have characteristics of both equity and debt securities and, as a result, are exposed to certain additional risks that are typically associated with debt. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. However, a convertible security’s market value also tends to reflect the market price of the common stock of the issuing company. Convertible securities are also exposed to the risk that an issuer is unable to meet its obligation to make dividend or principal payments when due as a result of changing financial or market conditions.

Correlation risk: The U.S. and non-U.S. equity markets often rise and fall at different times or by different amounts due to economic or other developments particular to a given country or region. This phenomenon would tend to lower the overall price volatility of a portfolio that included both U.S. and non-U.S. stocks. Sometimes, however, global trends will cause the U.S. and non-U.S. markets to move in the same direction, reducing or eliminating the risk reduction benefit of international investing.

Derivatives risk: The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Among the risks presented are market risk, credit risk, management risk and liquidity risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the management team uses derivatives to enhance a fund’s return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the funds. In addition, when the funds invest in certain derivative securities, including, but not limited to, when-issued securities, forward commitments, futures contracts and interest rate swaps, they are effectively leveraging their investments, which could result in exaggerated changes in the net asset value of the funds’ shares and can result in losses that exceed the amount originally invested. The success of a fund’s derivatives strategies will depend on the sub-adviser’s ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. Liquidity risk exists when a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. The sub-adviser is not required to utilize derivatives to reduce risks.

Small and medium-sized company risk: Companies with lower market capitalizations may involve greater risk than larger capitalization companies

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because they tend to have younger and more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies. In addition, the securities of such companies are typically more volatile and less liquid than securities of larger capitalization companies. As a result, certain securities may be difficult or impossible to sell at the time and the price that a fund would like, and so a fund may have to lower the price, sell other securities instead or forego an investment opportunity. Any of these could have a negative effect on fund management or performance.

Non-diversification risk: The NWQ Large-Cap Value Fund and NWQ Small/Mid-Cap Value Fund are non-diversified and as such are exposed to additional market risk. As non-diversified funds (i.e., funds that can take greater than 5% positions in securities of any one issuer with respect to their entire portfolios), the NWQ Large-Cap Value Fund and NWQ Small/Mid-Cap Value Fund may invest a larger percentage of their assets in securities of a single company or industry, and so the performance of that company or industry can have a substantial impact on share price.

Small fund risk: The NWQ Small/Mid-Cap Value Fund currently has less assets than larger funds, and like other relatively small funds, large inflows and outflows may impact the fund’s market exposure for limited periods of time, causing the fund’s performance to vary from that of the fund’s model portfolio. This impact may be positive or negative, depending on the direction of market movement during the period affected. The funds do not generally limit large inflows and outflows, but they have policies in place which seek to reduce the impact of these flows where Nuveen has prior knowledge of them.

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Section 3    How You Can Buy and Sell Shares

The funds offer multiple classes of shares, each with a different combination of sales charges, fees, eligibility requirements and other features. Your financial advisor can help you determine which class is best for you. For further details, please see the statement of additional information.

Class A Shares

You can purchase Class A shares at the offering price, which is the net asset value per share plus an up-front sales charge. You may qualify for a reduced sales charge, or the sales charge may be waived, as described in “How to Reduce Your Sales Charge.” Class A shares are also subject to an annual service fee of 0.25% of your fund’s average daily net assets, which compensates your financial advisor and other entities for providing ongoing service to you. Nuveen Investments, LLC (“Nuveen”), a wholly-owned subsidiary of Nuveen Investments and the distributor of the funds, retains the up-front sales charge and the service fee on accounts with no financial intermediary of record. The up-front Class A sales charges for the funds are as follows:

Amount of Purchase	Sales Charge as % of Public Offering Price	Sales Charge as % of Net Amount Invested	Maximum Financial Intermediary Commission as % of Public Offering Price
Less than $50,000	5.75%	6.10%	5.00%
$50,000 but less than $100,000	4.50	4.71	4.00
$100,000 but less than $250,000	3.75	3.90	3.25
$250,000 but less than $500,000	2.75	2.83	2.50
$500,000 but less than $1,000,000	2.00	2.04	1.75
$1,000,000 and over*	—	—	1.00
*	You can purchase $1 million or more of Class A shares at net asset value without an up-front sales charge. Nuveen pays financial intermediaries of record a commission equal to 1.00% of the first $2.5 million, plus 0.50% of the next $2.5 million, plus 0.25% of the amount over $5 million. Unless the financial intermediary waived the commission, you may be assessed a contingent deferred sales charge (“CDSC”) of 1% if you redeem any of your shares within 12 months of purchase. The CDSC is calculated on the lower of your purchase price or your redemption proceeds. You do not pay a CDSC on any Class A shares you purchase by reinvesting dividends.

Class B Shares

The Nuveen NWQ Small-Cap Value Fund and Nuveen NWQ Small/Mid-Cap Value Fund do not issue Class B shares. The Multi-Manager Large-Cap Value Fund, NWQ Multi-Cap Value Fund, NWQ Large-Cap Value Fund and Tradewinds Value Opportunities Fund will issue Class B shares upon the exchange of Class B shares from another Nuveen Mutual Fund or for purposes of dividend reinvestment, but Class B shares are not available for new accounts or for additional investment into existing accounts.

Eligible investors can purchase Class B shares at the offering price, which is the net asset value per share without any up-front sales charge. Class B shares are subject to annual distribution and service fees of 1% of your fund’s average daily net assets. The annual 0.25% service fee compensates your financial advisor for providing ongoing service to you. The annual 0.75% distribution fee compensates Nuveen for paying your financial advisor a 4% up-front sales commission, which includes an advance of the first year’s

Section 3    How You Can Buy and Sell Shares

service fee. Nuveen retains the service and distribution fees on accounts with no financial intermediary of record. If you redeem your shares within six years of purchase, you will normally pay a CDSC as shown in the schedule below. The CDSC is based on your purchase or redemption price, whichever is lower. You do not pay a CDSC on any Class B shares you purchase by reinvesting dividends.

Years Since Purchase	0-1	1-2	2-3	3-4	4-5	5-6	Over 6
CDSC	5%	4%	4%	3%	2%	1%	None

Class B shares automatically convert to Class A shares eight years after you buy them so that the distribution fees you pay over the life of your investment are limited. You will continue to pay an annual service fee on any converted Class B shares.

Class C Shares

You can purchase Class C shares at the offering price, which is the net asset value per share without any up-front sales charge. Class C shares are subject to annual distribution and service fees of 1% of your fund’s average daily net assets. The annual 0.25% service fee compensates your financial advisor for providing ongoing service to you. The annual 0.75% distribution fee compensates Nuveen for paying your financial advisor an ongoing sales commission as well as an advance of the first year’s service and distribution fees. Nuveen retains the service and distribution fees on accounts with no financial intermediary of record. If you redeem your shares within 12 months of purchase, you will normally pay a 1% CDSC, which is calculated on the lower of your purchase price or your redemption proceeds. You do not pay a CDSC on any Class C shares you purchase by reinvesting dividends. Class C shares do not convert.

The funds have established a limit to the amount of Class C shares that may be purchased by an individual investor. See the statement of additional information for more information.

Class R3 Shares

Class R3 shares are available for purchase at the offering price, which is the net asset value per share without any up-front sales charge. Class R3 shares are subject to annual distribution and service fees of 0.50% of your fund’s average daily net assets. Class R3 shares are only available for purchase by certain retirement plans that have an agreement with Nuveen to utilize Class R3 shares in certain investment products or programs. Class R3 shares are not available to traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, or individual 403(b) plans. See the statement of additional information for more information.

Class R3 shares were initially offered by the Multi-Manager Large-Cap Value Fund, NWQ Multi-Cap Value Fund and Tradewinds Value Opportunities Fund on August 1, 2008, and Class R3 shares were initially offered by the NWQ Large-Cap Value Fund, NWQ Small/Mid-Cap Value Fund and NWQ Small-Cap Fund on October 31, 2009. The expense and performance information for Class R3 shares provided in Section 1 of the prospectus for periods prior to such dates are estimated based on the actual expenses and performance of the funds’ other share classes.

Class I Shares

You can purchase Class I shares at the offering price, which is the net asset value per share without any up-front sales charge. Class I shares are not

Section 3    How You Can Buy and Sell Shares

subject to sales charges or ongoing service or distribution fees. Class I shares have lower ongoing expenses than the other classes.

Class I shares are available for (i) purchases of $1 million or more, (ii) purchases using dividends and capital gains distributions on Class I shares, and (iii) purchase by the following categories of investors:

•	Certain trustees, directors, employees and affiliates of Nuveen.

•	Certain financial intermediary personnel.

•	Certain bank or broker-affiliated trust departments.

•	Certain employer-sponsored retirement plans.

•

Certain additional categories of investors, including certain advisory accounts of Nuveen and its affiliates, and qualifying clients of investment advisers, financial planners, or other financial intermediaries that charge periodic or asset-based fees for their services.

Please refer to the statement of additional information for more information about Class A, Class B, Class C, Class R3 and Class I shares, including more detailed program descriptions and eligibility requirements. Additional information is also available from your financial advisor, who can also help you prepare any necessary application forms.

The funds offer a number of ways to reduce or eliminate the up-front sales charge on Class A shares. See “What Share Classes We Offer” (above) for a discussion of eligibility requirements for purchasing Class I shares.

Class A Sales Charge Reductions

•

Rights of Accumulation. In calculating the appropriate sales charge on a purchase of Class A shares of a fund, you may be able to add the amount of your purchase to the value that day of all of your prior purchases of any Nuveen Mutual Fund.

•

Letter of Intent. Subject to certain requirements, you may purchase Class A shares of a fund at the sales charge rate applicable to the total amount of the purchases you intend to make over a 13-month period.

For purposes of calculating the appropriate sales charge as described under Rights of Accumulation and Letter of Intent above, you may include purchases by (i) you, (ii) your spouse (or equivalent if recognized under local law) and children under 21 years of age, and (iii) a corporation, partnership or sole proprietorship that is 100% owned by any of the persons in (i) or (ii). In addition, a trustee or other fiduciary can count all shares purchased for a single trust, estate or other single fiduciary account that has multiple accounts (including one or more employee benefit plans of the same employer).

Class A Sales Charge Waivers

Class A shares of a fund may be purchased at net asset value without a sales charge as follows:

•	Purchases of $1,000,000 or more.

•	Monies representing reinvestment of Nuveen Defined Portfolios and Nuveen Mutual Fund distributions.

•	Certain employer-sponsored retirement plans.

Section 3    How You Can Buy and Sell Shares

•

Certain employees and affiliates of Nuveen. Purchases by officers, trustees and former trustees of the Nuveen Funds, as well as bona fide full-time and retired employees of Nuveen, any parent company of Nuveen, and subsidiaries thereof, and such employees’ immediate family members (as defined in the statement of additional information).

•

Financial intermediary personnel. Purchases by any person who, for at least the last 90 days, has been an officer, director, or bona fide employee of any financial intermediary or any such person’s immediate family member.

•

Certain trust departments. Purchases by bank or broker-affiliated trust departments investing funds over which they exercise exclusive discretionary investment authority and that are held in a fiduciary, agency, advisory, custodial, or similar capacity.

•

Additional categories of investors. Purchases made by: (i) investors purchasing on a periodic fee, asset-based fee, or no transaction fee basis through a broker-dealer sponsored mutual fund purchase program; and (ii) clients of investment advisers, financial planners, or other financial intermediaries that charge periodic or asset-based fees for their services.

In order to obtain a sales charge reduction or waiver, it may be necessary at the time of purchase for you to inform the funds or your financial advisor of the existence of other accounts in which there are holdings eligible to be aggregated for such purposes. You may need to provide the funds or your financial advisor information or records, such as account statements, in order to verify your eligibility for a sales charge reduction or waiver. This may include account statements of family members and information regarding Nuveen Mutual Fund shares held in accounts with other financial advisors. You or your financial advisor must notify Nuveen at the time of each purchase if you are eligible for any of these programs. The funds may modify or discontinue these programs at any time.

Fund shares may be purchased on any business day, which is any day the New York Stock Exchange (the “NYSE”) is open for business. Generally, the NYSE is closed on weekends and national holidays. The share price you pay depends on when Nuveen receives your order. Orders received before the close of trading on a business day (normally, 4:00 p.m. New York time) will receive that day’s closing share price; otherwise, you will receive the next business day’s price.

You may purchase fund shares (1) through a financial advisor or (2) directly from the funds.

Through a Financial Advisor

You may buy shares through your financial advisor, who can handle all the details for you, including opening a new account. Financial advisors can also help you review your financial needs and formulate long-term investment goals and objectives. In addition, financial advisors generally can help you develop a customized financial plan, select investments and monitor and review your portfolio on an ongoing basis to help assure your investments continue to meet your needs as circumstances change. Financial advisors (including brokers or agents) are paid for providing ongoing investment advice and services, either from fund sales charges and fees or by charging you a separate fee in lieu of a sales charge.

Section 3    How You Can Buy and Sell Shares

Financial advisors or other dealer firms may charge their customers a processing or service fee in connection with the purchase or redemption of fund shares. The amount and applicability of such a fee is determined and disclosed to customers by each individual dealer. Processing or service fees typically are fixed, nominal dollar amounts and are in addition to the sales and other charges described in this prospectus and the statement of additional information. Your dealer will provide you with specific information about any processing or service fees you will be charged. Shares you purchase through your financial advisor or other intermediary will normally be held with that firm. For more information, please contact your financial advisor.

Directly from the Funds

•

By mail. You may open an account directly with a fund and buy shares by completing an application and mailing it along with your check to: Nuveen Investor Services, P.O. Box 8530, Boston, Massachusetts 02266-8530. Applications may be obtained at www.nuveen.com or by calling (800) 257-8787. No third party checks will be accepted.

•

On-line. Existing shareholders with direct accounts may process certain account transactions on-line. You may purchase additional shares or exchange shares between existing, identically registered direct accounts. You can also look up your account balance, history and dividend information, as well as order duplicate account statements and tax forms from the funds’ website. To access your account, follow the links under “Our Products” on www.nuveen.com to “Mutual Funds” and choose “Account Access” under the “Shareholder Resources” tab. The system will walk you through the log-in process. To purchase shares on-line, you must have established Fund Direct privileges on your account prior to the requested transaction. See “Special Services—Fund Direct” below.

•

By telephone. Existing shareholders with direct accounts may also process account transactions via the funds’ automated information line. Simply call (800) 257-8787, press 1 for mutual funds and the voice menu will walk you through the process. To purchase shares by telephone, you must have established Fund Direct privileges on your account prior to the requested transaction. See “Special Services—Fund Direct” below.

Investment Minimums

The minimum initial purchase or exchange into the funds is $3,000 ($1,000 for a Traditional/Roth IRA account; $500 for an Education IRA account; $250 for accounts opened through fee-based programs, and $50 through monthly systematic investment plan accounts). Subsequent investments must be in amounts of $50 or more. There are no minimums for purchases or exchanges into the funds through employer-sponsored retirement plans. The funds reserve the right to reject purchase or exchange orders and to waive or increase the minimum investment requirements.

To help make your investing with us easy and efficient, we offer you the following services at no extra cost. Your financial advisor can help you complete the forms for these services, or you can call Nuveen at (800) 257-8787 for copies of the necessary forms.

Section 3    How You Can Buy and Sell Shares

Systematic Investing

Systematic investing allows you to make regular investments through automatic deductions from your bank account, directly from your paycheck or from exchanging shares from another mutual fund account (simply complete the appropriate application). The minimum automatic deduction is $50 per month. There is no charge to participate in each fund’s systematic investment plan. You can stop the deductions at any time by notifying your fund in writing.

•	From your bank account. You can make systematic investments of $50 or more per month by authorizing your fund to draw pre-authorized checks on your bank account.

•

From your paycheck. With your employer’s consent, you can make systematic investments of $25 or more per pay period (meeting the monthly minimum of $50) by authorizing your employer to deduct monies from your paycheck.

•

Systematic exchanging. You can make systematic investments by authorizing Nuveen to exchange shares from one Nuveen Mutual Fund account into another identically registered Nuveen account of the same share class.

Systematic Withdrawal

If the value of your fund account is at least $10,000, you may request to have $50 or more withdrawn automatically from your account. You may elect to receive payments monthly, quarterly, semi-annually or annually, and may choose to receive a check, have the monies transferred directly into your bank account (see “Fund Direct” below), paid to a third party or sent payable to you at an address other than your address of record. You must complete the appropriate section of the account application or Account Update Form to participate in each fund’s systematic withdrawal plan.

You should not establish systematic withdrawals if you intend to make concurrent purchases of Class A or C shares because you may unnecessarily pay a sales charge or CDSC on these purchases.

Exchanging Shares

You may exchange fund shares into an identically registered account for the same class of another Nuveen Mutual Fund available in your state. Your exchange must meet the minimum purchase requirements of the fund into which you are exchanging. You may also, under certain limited circumstances, exchange between certain classes of shares of the same fund, subject to the payment of any applicable CDSC. Please consult the statement of additional information for details.

The funds may change or cancel their exchange policy at any time upon 60 days’ notice. Each fund reserves the right to revise or suspend the exchange privilege, limit the amount or number of exchanges, or reject any exchange. See “General Information—Frequent Trading” below. Because an exchange between funds is treated for tax purposes as a purchase and sale, any gain may be subject to tax. An exchange between classes of shares of the same fund may not be considered a taxable event. You should consult your tax advisor about the tax consequences of exchanging your shares.

Fund DirectSM

The Fund Direct Program allows you to link your fund account to your bank account, transfer money electronically between these accounts and perform a variety of account transactions, including purchasing shares by telephone

Section 3    How You Can Buy and Sell Shares

and investing through a systematic investment plan. You may also have dividends, distributions, redemption payments or systematic withdrawal plan payments sent directly to your bank account.

Reinstatement Privilege

If you redeem fund shares, you may reinvest all or part of your redemption proceeds up to one year later without incurring any additional charges. You may only reinvest into the same share class you redeemed. If you paid a

CDSC, your fund will refund your CDSC and reinstate your holding period for purposes of calculating the CDSC. You may use this reinstatement privilege only once for any redemption. The reinstatement privilege is not available for Class B shares.

You may sell (redeem) your shares on any business day. You will receive the share price next determined after your fund has received your properly completed redemption request. Your redemption request must be received before the close of trading on the NYSE (normally, 4:00 p.m. New York time) for you to receive that day’s price. The fund will normally mail your check the next business day after a redemption request is received, but in no event more than seven days after your request is received. If you are selling shares purchased recently with a check, your redemption proceeds will not be mailed until your check has cleared, which may take up to ten days from your purchase date.

You may sell your shares (1) through a financial advisor or (2) directly to the funds.

Through a Financial Advisor

You may sell your shares through your financial advisor, who can prepare the necessary documentation. Your financial advisor may charge for this service.

Directly to the Funds

•

By mail. You can sell your shares at any time by sending a written request to the appropriate fund, c/o Nuveen Investor Services, P.O. Box 8530, Boston, Massachusetts 02266-8530. Your request must include the following information:

•	The fund’s name;

•	Your name and account number;

•	The dollar or share amount you wish to redeem;

•	The signature of each owner exactly as it appears on the account;

•	The name of the person to whom you want your redemption proceeds paid (if other than to the shareholder of record);

•	The address where you want your redemption proceeds sent (if other than the address of record); and

•	Any required signature guarantees.

Guaranteed signatures are required if you are redeeming more than $50,000, you want the check payable to someone other than the shareholder of record or you want the check sent to another address (or the address of record has been changed within the last 30 days). Signature guarantees must be obtained from a bank, brokerage firm or other financial intermediary that is a member of an approved Medallion

Section 3    How You Can Buy and Sell Shares

An Important Note About Telephone Transactions

Although Nuveen Investor Services has certain safeguards and procedures to confirm the identity of callers, it will not be liable for losses resulting from following telephone instructions it reasonably believes to be genuine. Also, you should verify your trade confirmations immediately upon receipt.

An Important Note About Involuntary Redemption

From time to time, the funds may establish minimum account size requirements. The funds reserve the right to liquidate your account upon 30 days’ written notice if the value of your account falls below an established minimum. The funds have set a minimum balance of $1,000 unless you have an active Nuveen Defined Portfolio reinvestment account. You will not be assessed a CDSC on an involuntary redemption.

Guarantee Program or that a fund otherwise approves. A notary public cannot provide a signature guarantee.

•

On-line. You may redeem shares or exchange shares between existing, identically registered accounts on-line. To access your account, follow the links under “Our Products” on www.nuveen.com to “Mutual Funds” and choose “Mutual Fund Account Access” under the “Shareholder Resources” tab. The system will walk you through the log-in process. On-line redemptions are not available for shares owned in certificate form and, with respect to redemptions where the proceeds are payable by check, may not exceed $50,000. Checks will only be issued to you as the shareholder of record and mailed to your address of record. If you have established Fund Direct privileges, you may have redemption proceeds transferred electronically to your bank account.

•

By telephone. If your account is held with the fund and not in your brokerage account, and you have authorized telephone redemption privileges, call (800) 257-8787 to redeem your shares, press 1 for mutual funds and the voice menu will walk you through the process. Telephone redemptions are not available for shares owned in certificate form and, with respect to redemptions where the proceeds are payable by check, may not exceed $50,000. Checks will only be issued to you as the shareholder of record and mailed to your address of record, normally the next business day after the redemption request is received. If you have established Fund Direct privileges, you may have redemption proceeds transferred electronically to your bank account. In this case, the redemption proceeds will be transferred to your bank on the next business day after the redemption request is received. You should contact your bank for further information concerning the timing of the credit of the redemption proceeds in your bank account.

Contingent Deferred Sales Charge

If you redeem Class A, Class B or Class C shares that are subject to a CDSC, you may be assessed a CDSC upon redemption. When you redeem Class A, Class B or Class C shares subject to a CDSC, your fund will first redeem any shares that are not subject to a CDSC, and then redeem the shares you have owned for the longest period of time, unless you ask the fund to redeem your shares in a different order. No CDSC is imposed on shares you buy through the reinvestment of dividends and capital gains. The CDSC holding period is calculated on a monthly basis and begins on the first day of the month in which the purchase was made. When you redeem shares subject to a CDSC, the CDSC is calculated on the lower of your purchase price or redemption proceeds, deducted from your redemption proceeds, and paid to Nuveen. The CDSC may be waived under certain special circumstances as described in the statement of additional information.

Redemptions In-Kind

The funds generally pay redemption proceeds in cash. Under unusual conditions that make cash payment unwise and for the protection of existing shareholders, the funds may pay all or a portion of your redemption proceeds in securities or other fund assets. Although it is unlikely that your shares would be redeemed in-kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from that sale.

Section 3    How You Can Buy and Sell Shares

Section 4    General Information

To help you understand the tax implications of investing in the funds, this section includes important details about how the funds make distributions to shareholders. We discuss some other fund policies as well.

The funds intend to pay income dividends and any taxable gains annually.

Payment and Reinvestment Options

The funds automatically reinvest your dividends in additional fund shares unless you request otherwise. You may request to have your dividends paid to you by check, deposited directly into your bank account, paid to a third party, sent to an address other than your address of record or reinvested in shares of another Nuveen Mutual Fund. For further information, contact your financial advisor or call Nuveen at (800) 257-8787.

Non-U.S. Income Tax Considerations

Investment income that the funds receive from their non-U.S. investments may be subject to non-U.S. income taxes, which generally will reduce fund distributions. However, the United States has entered into tax treaties with many non-U.S. countries that may entitle you to certain tax benefits.

Taxes and Tax Reporting

The funds will make distributions that may be taxed as ordinary income (which may be taxable at different rates, depending on the sources of the distributions) or capital gains (which may be taxable at different rates, depending on the length of time a fund holds its assets). Dividends from a fund’s long-term capital gains are generally taxable as capital gains, while dividends from short-term capital gains and net investment income are generally taxable as ordinary income. However, certain ordinary income distributions received from a fund that are determined to be qualified dividend income may be taxed at tax rates equal to those applicable to long-term capital gains. The tax you pay on a given capital gains distribution depends generally on how long the fund has held the portfolio securities it sold. It does not depend on how long you have owned your fund shares. Dividends generally do not qualify for a dividends received deduction if you are a corporate shareholder.

Early in each year, you will receive a statement detailing the amount and nature of all dividends and capital gains that you were paid during the prior year. If you hold your investment at the firm where you purchased your fund shares, you will receive the statement from that firm. If you hold your shares directly with the fund, Nuveen will send you the statement. The tax status of your dividends is the same whether you reinvest your dividends or elect to receive them in cash. The sale of shares in your account may produce a gain or loss, and is a taxable event. For tax purposes, an exchange of shares between funds is generally the same as a sale.

Please note that if you do not furnish your fund with your correct Social Security number or employer identification number, federal law requires the fund to withhold federal income tax from your distributions and redemption proceeds at the then current rate.

Section 4    General Information

Please consult the statement of additional information and your tax advisor for more information about taxes.

Buying or Selling Shares Close to a Record Date

Buying fund shares shortly before the record date for a taxable dividend is commonly known as “buying the dividend.” The entire dividend may be taxable to you even though a portion of the dividend effectively represents a return of your purchase price.

Nuveen serves as the selling agent and distributor of the funds’ shares. In this capacity, Nuveen manages the offering of the funds’ shares and is responsible for all sales and promotional activities. In order to reimburse Nuveen for its costs in connection with these activities, including compensation paid to financial intermediaries, each fund has adopted a distribution and service plan under Rule 12b-1 under the 1940 Act. See “How You Can Buy and Sell Shares—What Share Classes We Offer” for a description of the distribution and service fees paid under this plan.

Nuveen receives the distribution fee for Class B, C and R3 shares primarily for providing compensation to financial intermediaries, including Nuveen, in connection with the distribution of shares. Nuveen uses the service fee for Class A, B, C and R3 shares to compensate financial intermediaries, including Nuveen, for providing ongoing account services to shareholders. These services may include establishing and maintaining shareholder accounts, answering shareholder inquiries, and providing other personal services to shareholders. These fees also compensate Nuveen for other expenses, including printing and distributing prospectuses to persons other than shareholders, and preparing, printing, and distributing advertising and sales literature and reports to shareholders used in connection with the sale of shares. Because these fees are paid out of a fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Long-term holders of Class B, C and R3 shares may pay more in Rule 12b-1 fees and CDSCs (Class B and C shares only) than the economic equivalent of the maximum front-end sales charge permitted under the Financial Industry Regulatory Authority Conduct Rules.

Other Payments to Financial Intermediaries

In addition to the sales commissions and certain payments related to 12b-1 distribution and service fees paid by Nuveen to financial intermediaries as previously described, Nuveen may from time to time make additional payments, out of its own resources, to certain financial intermediaries that sell shares of Nuveen Mutual Funds in order to promote the sales and retention of fund shares by those firms and their customers. The amounts of these payments vary by financial intermediary and, with respect to a given firm, are typically calculated by reference to the amount of the firm’s recent gross sales of Nuveen Mutual Fund shares and/or total assets of Nuveen Mutual Funds held by the firm’s customers. The level of payments that Nuveen is willing to provide to a particular financial intermediary may be affected by, among other factors, the firm’s total assets held in and recent net investments into Nuveen Mutual Funds, the firm’s level of participation in Nuveen Mutual Fund sales and marketing programs, the firm’s compensation program for its registered representatives who sell fund shares and provide services to fund shareholders, and the asset class of the Nuveen Mutual Funds for which these

Section 4    General Information

payments are provided. For 2008, these payments in the aggregate were approximately 0.025% to 0.035% of the assets in the Nuveen Mutual Funds, although payments to particular financial intermediaries can be significantly higher. The statement of additional information contains additional information about these payments, including the names of the firms to which payments are made. Nuveen may also make payments to financial intermediaries in connection with sales meetings, due diligence meetings, prospecting seminars and other meetings at which Nuveen promotes its products and services.

In connection with the availability of Nuveen Mutual Funds within selected mutual fund no-transaction fee institutional platforms and fee-based wrap programs (together, “Platform Programs”) at certain financial intermediaries, Nuveen also makes payments out of its own assets to those firms as compensation for certain recordkeeping, shareholder communications and other account administration services provided to Nuveen Mutual Fund shareholders who own their fund shares in these Platform Programs. These payments are in addition to the 12b-1 service fee and any applicable omnibus sub-accounting fees paid to these firms with respect to these services by the Nuveen Mutual Funds out of fund assets.

The price you pay for your shares is based on each fund’s net asset value per share, which is determined as of the close of trading (normally 4:00 p.m. New York time) on each day the NYSE is open for business. Net asset value is calculated for each class of each fund by taking the value of the class’ total assets, including interest or dividends accrued but not yet collected, less all liabilities, and dividing by the total number of shares outstanding. The result, rounded to the nearest cent, is the net asset value per share. All valuations are subject to review by the funds’ Board of Trustees or its delegate.

In determining net asset value, expenses are accrued and applied daily, and securities and other assets for which market quotations are available are valued at market value. Common stocks and other equity securities are generally valued at the last sales price that day. However, securities admitted to trade on the NASDAQ National Market are valued, except as indicated below, at the NASDAQ Official Closing Price. Common stocks and other equity securities not listed on a securities exchange or the NASDAQ National Market are valued at the mean between the bid and asked prices. The prices of fixed-income securities are provided by a pricing service and based on the mean between the bid and asked prices. When price quotes are not readily available, the pricing service establishes fair value based on various factors, including prices of comparable securities.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board of Trustees or its delegate at fair value. These securities generally include, but are not limited to, restricted securities (securities that may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; debt securities that have gone into default and for which there is no current market quotation; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the

Section 4    General Information

value of the security after the market has closed but before the calculation of fund net asset value or make it difficult or impossible to obtain a reliable market quotation; and, a security whose price, as provided by the pricing service, does not reflect the security’s “fair value.” As a general principle, the current “fair value” of a security is the amount that the owner might reasonably expect to receive for it upon its current sale. A variety of factors may be considered in determining the fair value of securities. In particular, for non-U.S.-traded securities whose principal local markets close before the time as of which the funds’ shares are priced, the funds on certain days may adjust the local closing price based upon such factors (which may be evaluated by an outside pricing service) as developments in non-U.S. markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent non-U.S. securities. See the statement of additional information for details.

If a fund holds securities that are primarily listed on non-U.S. exchanges, the net asset value of the fund’s shares may change on days when shareholders will not be able to purchase or redeem the fund’s shares.

The funds are intended for long-term investment and should not be used for excessive trading. Excessive trading in the funds’ shares can disrupt portfolio management, lead to higher operating costs, and cause other operating inefficiencies for the funds. However, the funds are also mindful that shareholders may have valid reasons for periodically purchasing and redeeming fund shares.

Accordingly, the funds have adopted a Frequent Trading Policy that seeks to balance the funds’ need to prevent excessive trading in fund shares while offering investors the flexibility in managing their financial affairs to make periodic purchases and redemptions of fund shares.

The funds’ Frequent Trading Policy generally limits an investor to four “round trip” trades in a 12-month period. A “round trip” is the purchase and subsequent redemption of fund shares, including by exchange. Each side of a round trip may be comprised of either a single transaction or a series of closely-spaced transactions. The funds may also suspend the trading privileges of any investor who makes a round trip within a 30-day period if the purchase and redemption are of substantially similar dollar amounts and represent at least 25% of the value of the investor’s account.

The funds primarily receive share purchase and redemption orders through third-party financial intermediaries, some of whom rely on the use of omnibus accounts. An omnibus account typically includes multiple investors and provides the funds only with a net purchase or redemption amount on any given day where multiple purchases, redemptions and exchanges of shares occur in the account. The identity of individual purchasers, redeemers and exchangers whose orders are aggregated in omnibus accounts, and the size of their orders, will generally not be known by the funds. Despite the funds’ efforts to detect and prevent frequent trading, the funds may be unable to identify frequent trading because the netting effect in omnibus accounts often makes it more difficult to identify frequent traders. Nuveen, the funds’ distributor, has entered into agreements with financial intermediaries that maintain omnibus accounts with the funds’ transfer agent. Under the terms of these agreements, the financial intermediaries undertake

Section 4    General Information

to cooperate with Nuveen in monitoring purchase, exchange and redemption orders by their customers in order to detect and prevent frequent trading in the funds through such accounts. Technical limitations in operational systems at such intermediaries or at Nuveen may also limit the funds’ ability to detect and prevent frequent trading. In addition, the funds may permit certain financial intermediaries, including broker-dealer and retirement plan administrators, among others, to enforce their own internal policies and procedures concerning frequent trading. Such policies may differ from the funds’ Frequent Trading Policy and may be approved for use in instances where the funds reasonably believe that the intermediary’s policies and procedures effectively discourage inappropriate trading activity. Shareholders holding their accounts with such intermediaries may wish to contact the intermediary for information regarding its frequent trading policy. Although the funds do not knowingly permit frequent trading, they cannot guarantee that they will be able to identify and restrict all frequent trading activity.

The funds reserve the right in their sole discretion to waive unintentional or minor violations (including transactions below certain dollar thresholds) if they determine that doing so would not harm the interests of fund shareholders. In addition, certain categories of redemptions may be excluded from the application of the Frequent Trading Policy, as described in more detail in the statement of additional information. These include, among others, redemptions pursuant to systematic withdrawal plans, redemptions in connection with the total disability or death of the investor, involuntary redemptions by operation of law, redemptions in payment of account or plan fees, and certain redemptions by retirement plans, including redemptions in connection with qualifying loans or hardship withdrawals, termination of plan participation, return of excess contributions, and required minimum distributions. The funds may also modify or suspend the Frequent Trading Policy without notice during periods of market stress or other unusual circumstances.

The funds reserve the right to impose restrictions on purchases or exchanges that are more restrictive than those stated above if they determine, in their sole discretion, that a transaction or a series of transactions involves market timing or excessive trading that may be detrimental to fund shareholders. The funds also reserve the right to reject any purchase order, including exchange purchases, for any reason. For example, a fund may refuse purchase orders if the fund would be unable to invest the proceeds from the purchase order in accordance with the fund’s investment policies and/or objectives, or if the fund would be adversely affected by the size of the transaction, the frequency of trading in the account or various other factors. For more information about the funds’ Frequent Trading Policy and its enforcement, see “Purchase and Redemption of Fund Shares—Frequent Trading Policy” in the statement of additional information.

The custodian of the assets of the funds is State Street Bank & Trust Company, P.O. Box 5043, Boston, Massachusetts 02206-5043. The custodian also provides certain accounting services to the funds. The funds’ transfer, shareholder services and dividend paying agent, Boston Financial Data Services, P.O. Box 8530, Boston, Massachusetts 02266-8530, performs bookkeeping, data processing and administrative services for the maintenance of shareholder accounts.

Section 4    General Information

Section 5    Financial Highlights

The financial highlights table is intended to help you understand each fund’s financial performance for the past five fiscal years or the life of the fund, if shorter. Certain information reflects financial results for a single fund share. The total returns represent the rate that an investor would have earned (or lost) on an investment in a fund (assuming reinvestment of all dividends and distributions). The information has been audited by PricewaterhouseCoopers LLP, whose report for the most recent fiscal year, along with the funds’ financial statements, are included in the annual report, which is available upon request.

Nuveen Multi-Manager Large-Cap Value Fund

Class (Inception Date)		Investment Operations			Less Distributions					Ratios/Supplemental Data
Year Ended June 30,	Beginning Net Asset Value	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Ending Net Asset Value	Total Return(b)	Ending Net Assets (000)	Ratios of Expenses to Average Net Assets(c)		Ratios of Net Investment Income (Loss) to Average Net Assets(c)		Portfolio Turnover Rate

Class A (8/96)
2009	$22.53	$.29	$(6.82)	$(6.53)	$(.19)	$(1.58)	$(1.77)	$14.23	(28.95)%	$239,210	1.20%		1.78%		85%
2008	30.05	.32	(3.15)	(2.83)	(.30)	(4.39)	(4.69)	22.53	(10.74)	389,240	1.21		1.23		131
2007	27.23	.35	5.33	5.68	(.26)	(2.60)	(2.86)	30.05	21.71	491,489	1.25		1.22		75
2006	25.58	.22	3.26	3.48	(.23)	(1.60)	(1.83)	27.23	13.97	440,403	1.28		.83		81
2005	23.41	.32	2.13	2.45	(.28)	—	(.28)	25.58	10.51	416,407	1.31		1.31		81

Class B (8/96)
2009	21.90	.18	(6.63)	(6.45)	(.03)	(1.58)	(1.61)	13.84	(29.46)	3,033	1.95		1.03		85
2008	29.32	.11	(3.06)	(2.95)	(.08)	(4.39)	(4.47)	21.90	(11.39)	8,891	1.96		.46		131
2007	26.64	.12	5.21	5.33	(.05)	(2.60)	(2.65)	29.32	20.77	18,491	2.00		.44		75
2006	25.06	.02	3.20	3.22	(.04)	(1.60)	(1.64)	26.64	13.13	26,995	2.03		.08		81
2005	22.95	.14	2.08	2.22	(.11)	—	(.11)	25.06	9.66	45,224	2.06		.57		81

Class C (8/96)
2009	21.86	.17	(6.62)	(6.45)	(.03)	(1.58)	(1.61)	13.80	(29.52)	15,803	1.95		1.03		85
2008	29.27	.12	(3.06)	(2.94)	(.08)	(4.39)	(4.47)	21.86	(11.41)	25,007	1.96		.48		131
2007	26.60	.13	5.19	5.32	(.05)	(2.60)	(2.65)	29.27	20.80	31,219	2.00		.47		75
2006	25.02	.02	3.20	3.22	(.04)	(1.60)	(1.64)	26.60	13.15	28,692	2.03		.08		81
2005	22.92	.14	2.07	2.21	(.11)	—	(.11)	25.02	9.63	30,691	2.06		.57		81

Class R3 (8/08)
2009(d)	22.05	.23	(6.25)	(6.02)	(.14)	(1.58)	(1.72)	14.31	(27.29)	97	1.45	*	1.63	*	85

Class I (8/96)(e)
2009	22.64	.33	(6.87)	(6.54)	(.24)	(1.58)	(1.82)	14.28	(28.83)	16,604.95			2.03		85
2008	30.18	.39	(3.17)	(2.78)	(.37)	(4.39)	(4.76)	22.64	(10.52)	23,684.96			1.48		131
2007	27.33	.43	5.35	5.78	(.33)	(2.60)	(2.93)	30.18	22.03	31,878	1.00		1.48		75
2006	25.67	.29	3.27	3.56	(.30)	(1.60)	(1.90)	27.33	14.24	25,720	1.03		1.08		81
2005	23.49	.38	2.14	2.52	(.34)	—	(.34)	25.67	10.77	22,350	1.06		1.56		81

*	Annualized.

(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.

(b)	Total Return is the combination of changes in net asset value without any sales charge, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total Return is not annualized.

(c)	After expense reimbursement from NAM, where applicable.

(d)	For the period August 4, 2008 (commencement of operations) through June 30, 2009.

(e)	Effective May 1, 2008, Class R shares were renamed Class I shares.

Section 5    Financial Highlights

Nuveen NWQ Multi-Cap Value Fund

Class (Inception Date)		Investment Operations			Less Distributions						Ratios/Supplemental Data
Year Ended June 30,	Beginning Net Asset Value	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Tax Return of Capital	Total	Ending Net Asset Value	Total Return(b)	Ending Net Assets (000)	Ratios of Expenses to Average Net Assets(c)		Ratios of Net Investment Income (Loss) to Average Net Assets(c)	Portfolio Turnover Rate

Class A (12/02)
2009	$18.54	$.04	$(6.36)	$(6.32)	$—	$—	$—	$—	$12.22	(34.12)%	$76,785	1.50%		.27%	32%
2008	26.15	.04	(6.62)	(6.58)	(.02)	(.94)	(.07)	(1.03)	18.54	(25.65)	293,777	1.33		.17	25
2007	23.81	.18	3.43	3.61	(.13)	(1.14)	—	(1.27)	26.15	15.51	634,123	1.24		.71	19
2006	20.60	.15	3.42	3.57	(.06)	(.30)	—	(.36)	23.81	17.45	409,788	1.33		.65	9
2005	18.56	.11	2.15	2.26	(.05)	(.17)	—	(.22)	20.60	12.20	179,548	1.36		.54	14

Class B (12/02)
2009	18.10	(.06)	(6.20)	(6.26)	—	—	—	—	11.84	(34.62)	16,599	2.28		(.46)	32
2008	25.64	(.13)	(6.47)	(6.60)	—	(.94)	—	(.94)	18.10	(26.20)	36,024	2.08		(.59)	25
2007	23.42	(.01)	3.37	3.36	—	(1.14)	—	(1.14)	25.64	14.65	75,067	2.00		(.04)	19
2006	20.37	(.02)	3.37	3.35	—	(.30)	—	(.30)	23.42	16.57	58,423	2.08		(.10)	9
2005	18.45	(.04)	2.13	2.09	—	(.17)	—	(.17)	20.37	11.35	33,216	2.10		(.20)	14

Class C (12/02)
2009	18.10	(.06)	(6.20)	(6.26)	—	—	—	—	11.84	(34.62)	78,225	2.27		(.46)	32
2008	25.64	(.13)	(6.47)	(6.60)	—	(.94)	—	(.94)	18.10	(26.20)	189,475	2.08		(.58)	25
2007	23.42	(.01)	3.37	3.36	—	(1.14)	—	(1.14)	25.64	14.64	441,048	1.99		(.04)	19
2006	20.37	(.02)	3.37	3.35	—	(.30)	—	(.30)	23.42	16.57	308,339	2.08		(.10)	9
2005	18.45	(.04)	2.13	2.09	—	(.17)	—	(.17)	20.37	11.35	128,758	2.11		(.21)	14

Class R3 (8/08)
2009(d)	17.60	.01	(5.45)	(5.44)	—	—	—	—	12.16	(30.91)	104	1.81	*	.12 *	32

Class I (11/97)(e)
2009	18.50	.07	(6.35)	(6.28)	—	—	—	—	12.22	(33.95)	227,320	1.29		.55	32
2008	26.09	.09	(6.59)	(6.50)	(.02)	(.94)	(.13)	(1.09)	18.50	(25.47)	274,886	1.09		.39	25
2007	23.76	.24	3.42	3.66	(.19)	(1.14)	—	(1.33)	26.09	15.77	350,370.99			.96	19
2006	20.55	.20	3.42	3.62	(.11)	(.30)	—	(.41)	23.76	17.77	212,033	1.09		.90	9
2005	18.52	.15	2.15	2.30	(.10)	(.17)	—	(.27)	20.55	12.43	82,413	1.10		.78	14

*	Annualized.

(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.

(b)	Total Return is the combination of changes in net asset value without any sales charge, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total Return is not annualized.

(c)	After expense reimbursement from NAM, where applicable.

(d)	For the period August 4, 2008 (commencement of operations) through June 30, 2009.

(e)	Effective May 1, 2008, Class R shares were renamed Class I shares.

Section 5    Financial Highlights

Nuveen NWQ Large-Cap Value Fund

Class (Inception Date)		Investment Operations				Less Distributions						Ratios/Supplemental Data
	Beginning Net Asset Value	Net Investment Income (Loss)(a)		Net Realized/ Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains		Total	Ending Net Asset Value	Total Return(b)	Ending Net Assets (000)	Ratios of Expenses to Average Net Assets(c)		Ratios of Net Investment Income (Loss) to Average Net Assets(c)		Portfolio Turnover Rate

Class A (12/06)
2009	$17.41	$.10		$(4.73)	$(4.63)	$(.07)	$—		$(.07)	$12.71	(26.57)%	$6,075	1.35%		.76%		16%
2008	21.38	.15		(4.04)	(3.89)	(.08)	—	**	(.08)	17.41	(18.24)	5,080	1.33		.77		13
2007(d)	20.00	.12		1.26	1.38	—	—		—	21.38	6.90	2,358	1.33	*	.95	*	—

Class B (12/06)
2009	17.28	—	**	(4.68)	(4.68)	—	—		—	12.60	(27.13)	405	2.10		.03		16
2008	21.30	—	**	(4.02)	(4.02)	—	—	**	— **	17.28	(18.82)	835	2.08		—	***	13
2007(d)	20.00	—	**	1.30	1.30	—	—		—	21.30	6.50	281	2.08	*	(.06	)*	—

Class C (12/06)
2009	17.28	—	**	(4.68)	(4.68)	—	—		—	12.60	(27.13)	2,217	2.10		.02		16
2008	21.30	—	**	(4.02)	(4.02)	—	—	**	— **	17.28	(18.82)	2,484	2.08		—	***	13
2007(d)	20.00	.02		1.28	1.30	—	—		—	21.30	6.50	1,117	2.08	*	.13	*	—

Class I (12/06)(e)
2009	17.43	.12		(4.72)	(4.60)	(.11)	—		(.11)	12.72	(26.35)	52,618	1.10		.97		16
2008	21.41	.20		(4.05)	(3.85)	(.13)	—	**	(.13)	17.43	(18.05)	15,719	1.08		1.02		13
2007(d)	20.00	.15		1.26	1.41	—	—		—	21.41	7.05	8,513	1.08	*	1.25	*	—

*	Annualized.

**	Rounds to less than $.01 per share.

***	Rounds to less than .01%.

(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.

(b)	Total Return is the combination of changes in net asset value without any sales charge, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total Return is not annualized.

(c)	After expense reimbursement from NAM, where applicable.

(d)	For the period December 15, 2006 (commencement of operations) through June 30, 2007.

(e)	Effective May 1, 2008, Class R shares were renamed Class I shares.

Section 5    Financial Highlights

Nuveen NWQ Small/Mid-Cap Value Fund

Class (Inception Date)		Investment Operations			Less Distributions								Ratios/Supplemental Data
	Beginning Net Asset Value	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	Net Investment Income		Capital Gains	Total		Ending Net Asset Value	Total Return(b)		Ending Net Assets (000)	Ratios of Expenses to Average Net Assets(c)		Ratios of Net Investment Income to Average Net Assets(c)	Portfolio Turnover Rate

Class A (12/06)
2009	$17.12	$— **	$(6.07)	$(6.07)	$—		$—	$—		$11.05	(35.34)%		$1,382	1.45%		(.02)%	204%
2008	21.37	(.09)	(4.16)	(4.25)	—	**	—	—	**	17.12	(20.02	)***	3,595	1.43		(.49)	84
2007(d)	20.00	.15	1.22	1.37	—		—	—		21.37	6.85		1,098	1.43	*	1.34 *	1

Class B (12/06)
2009	16.90	(.06)	(6.02)	(6.08)	—		—	—		10.82	(35.98)		34	2.20		(.54)	204
2008	21.29	(.22)	(4.17)	(4.39)	—		—	—		16.90	(20.62	)***	36	2.12		(1.17)	84
2007(d)	20.00	.02	1.27	1.29	—		—	—		21.29	6.45		279	2.19	*	.20 *	1

Class C (12/06)
2009	16.92	(.07)	(6.02)	(6.09)	—		—	—		10.83	(35.88)		610	2.20		(.59)	204
2008	21.28	(.22)	(4.14)	(4.36)	—		—	—		16.92	(20.63	)***	1,093	2.18		(1.20)	84
2007(d)	20.00	.05	1.23	1.28	—		—	—		21.28	6.40		974	2.18	*	.39 *	1

Class I (12/06)(e)
2009	17.11	(.01)	(6.14)	(6.15)	—		—	—		10.96	(35.98)		3,792	1.20		(.08)	204
2008	21.41	(.04)	(4.21)	(4.25)	(.05)		—	(.05)		17.11	(19.82	)***	38,574	1.16		(.20)	84
2007(d)	20.00	.49	.92	1.41	—		—	—		21.41	7.05		216,872	1.16	*	4.25 *	1

*	Annualized.

**	Rounds to less than $.01 per share.

***	During the fiscal year ended June 30, 2008, NAM reimbursed the Fund $89,561 for a cash balance maintained in the Fund. This reimbursement resulted in an increase of .23%, .28%, ..19% and .14% to classes A, B, C and I, respectively.

(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.

(b)	Total Return is the combination of changes in net asset value without any sales charge, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total Return is not annualized.

(c)	After expense reimbursement from NAM, where applicable.

(d)	For the period December 15, 2006 (commencement of operations) through June 30, 2007.

(e)	Effective May 1, 2008, Class R shares were renamed Class I shares.

Section 5    Financial Highlights

Nuveen NWQ Small-Cap Value Fund

Class (Inception Date)		Investment Operations			Less Distributions							Ratios/Supplemental Data
Year Ended June 30,	Beginning Net Asset Value	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Tax Return of Capital		Total	Ending Net Asset Value	Total Return(b)	Ending Net Assets (000)	Ratios of Expenses to Average Net Assets(c)		Ratios of Net Investment Income (Loss) to Average Net Assets(c)	Portfolio Turnover Rate

Class A (12/04)
2009	$23.29	$.02	$(9.17)	$(9.15)	$—	$—	$—		$—	$14.14	(39.29)%	$7,733	1.46%		.13%	71%
2008	30.12	(.04)	(6.08)	(6.12)	(.02)	(.69)	—	**	(.71)	23.29	(20.41)	54,264	1.47		(.16)	48
2007	26.10	.13	4.05	4.18	(.04)	(.12)	—		(.16)	30.12	16.09	78,081	1.49		.46	24
2006	20.84	.13	5.48	5.61	(.08)	(.27)	—		(.35)	26.10	27.08 ***	33,907	1.42		.51	26
2005(d)	20.00	.05	.79	.84	—	—	—		—	20.84	4.20	3	1.49	*	.40 *	22

Class B (12/04)
2009	22.80	(.11)	(8.95)	(9.06)	—	—	—		—	13.74	(39.71)	173	2.23		(.69)	71
2008	29.69	(.23)	(5.97)	(6.20)	—	(.69)	—		(.69)	22.80	(21.02)	374	2.22		(.89)	48
2007	25.89	(.08)	4.00	3.92	—	(.12)	—		(.12)	29.69	15.15	833	2.24		(.30)	24
2006	20.76	(.07)	5.47	5.40	—	(.27)	—		(.27)	25.89	26.17 ***	370	2.16		(.33)	26
2005(d)	20.00	(.03)	.79	.76	—	—	—		—	20.76	3.80	3	2.24	*	(.35 )*	22

Class C (12/04)
2009	22.83	(.11)	(8.96)	(9.07)	—	—	—		—	13.76	(39.70)	3,446	2.23		(.70)	71
2008	29.73	(.23)	(5.98)	(6.21)	—	(.69)	—		(.69)	22.83	(21.03)	9,682	2.22		(.91)	48
2007	25.91	(.08)	4.02	3.94	—	(.12)	—		(.12)	29.73	15.26	17,290	2.24		(.30)	24
2006	20.76	(.07)	5.49	5.42	—	(.27)	—		(.27)	25.91	26.22 ***	7,244	2.17		(.30)	26
2005(d)	20.00	(.03)	.79	.76	—	—	—		—	20.76	3.80	3	2.24	*	(.35 )*	22

Class I (12/04)(e)
2009	23.34	.05	(9.18)	(9.13)	—	—	—		—	14.21	(39.12)	62,423	1.24		.29	71
2008	30.18	.02	(6.08)	(6.06)	(.08)	(.69)	(.01)		(.78)	23.34	(20.22)	108,064	1.22		.08	48
2007	26.15	.23	4.03	4.26	(.11)	(.12)	—		(.23)	30.18	16.41	132,385	1.22		.81	24
2006	20.87	.16	5.52	5.68	(.13)	(.27)	—		(.40)	26.15	27.41 ***	13,137	1.17		.63	26
2005(d)	20.00	.08	.79	.87	—	—	—		—	20.87	4.35	2,079	1.25	*	.64 *	22

*	Annualized.

**	Rounds to less than $.01 per share.

***	During the fiscal year ended June 30, 2006, NWQ reimbursed the Fund $9,060 for a cash balance maintained in the Fund. This reimbursement did not have an impact on the Fund’s Class A total return, but resulted in an increase of .05% in each of the total returns for classes B, C and I.

(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.

(b)	Total Return is the combination of changes in net asset value without any sales charge, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total Return is not annualized.

(c)	After expense reimbursement from NAM, where applicable.

(d)	For the period December 9, 2004 (commencement of operations) through June 30, 2005.

(e)	Effective May 1, 2008, Class R shares were renamed Class I shares.

Section 5    Financial Highlights

Nuveen Tradewinds Value Opportunities Fund

Class (Inception Date)		Investment Operations			Less Distributions					Ratios/Supplemental Data
Year Ended June 30,	Beginning Net Asset Value	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Ending Net Asset Value	Total Return(b)	Ending Net Assets (000)	Ratios of Expenses to Average Net Assets(c)		Ratios of Net Investment Income (Loss) to Average Net Assets(c)		Portfolio Turnover Rate

Class A (12/04)
2009	$29.60	$.20	$(4.53)	$(4.33)	$(.05)	$(1.05)	$(1.10)	$24.17	(13.47)%	$378,845	1.48%		.89%		61%
2008	32.48	.20	(1.03)	(.83)	(.59)	(1.46)	(2.05)	29.60	(2.65)	368,093	1.42		.63		48
2007	26.90	.30	5.83	6.13	(.29)	(.26)	(.55)	32.48	22.98	248,827	1.39		.99		23
2006	21.07	.28	5.88	6.16	(.07)	(.26)	(.33)	26.90	29.45	73,389	1.49		1.09		29
2005(d)	20.00	.08	.99	1.07	—	—	—	21.07	5.35	3	1.51	*	.52	*	45

Class B (12/04)
2009	29.29	.03	(4.49)	(4.46)	—	(1.05)	(1.05)	23.78	(14.10)	5,080	2.22		.14		61
2008	32.15	(.03)	(1.02)	(1.05)	(.35)	(1.46)	(1.81)	29.29	(3.39)	6,816	2.17		(.11)		48
2007	26.66	.07	5.76	5.83	(.08)	(.26)	(.34)	32.15	22.04	5,521	2.14		.24		23
2006	20.98	.09	5.85	5.94	—	(.26)	(.26)	26.66	28.49	1,041	2.24		.33		29
2005(d)	20.00	—	.98	.98	—	—	—	20.98	4.90	3	2.26	*	(.23	)*	45

Class C (12/04)
2009	29.29	.03	(4.50)	(4.47)	—	(1.05)	(1.05)	23.77	(14.14)	98,742	2.22		.14		61
2008	32.16	(.03)	(1.03)	(1.06)	(.35)	(1.46)	(1.81)	29.29	(3.39)	116,463	2.17		(.10)		48
2007	26.66	.07	5.77	5.84	(.08)	(.26)	(.34)	32.16	22.04	100,295	2.14		.24		23
2006	20.98	.08	5.86	5.94	—	(.26)	(.26)	26.66	28.49	22,102	2.24		.31		29
2005(d)	20.00	—	.98	.98	—	—	—	20.98	4.90	3	2.26	*	(.23	)*	45

Class R3 (8/08)
2009(e)	28.93	.15	(3.80)	(3.65)	—	(1.05)	(1.05)	24.23	(11.47)	414	1.75	*	.75	*	61

Class I (12/04)(f)
2009	29.66	.26	(4.57)	(4.31)	(.11)	(1.05)	(1.16)	24.19	(13.29)	580,149	1.23		1.20		61
2008	32.54	.28	(1.03)	(.75)	(.67)	(1.46)	(2.13)	29.66	(2.39)	278,649	1.17		.89		48
2007	26.95	.39	5.82	6.21	(.36)	(.26)	(.62)	32.54	23.30	161,284	1.14		1.28		23
2006	21.09	.31	5.93	6.24	(.12)	(.26)	(.38)	26.95	29.80	37,393	1.24		1.22		29
2005(d)	20.00	.11	.98	1.09	—	—	—	21.09	5.45	2,102	1.24	*	.77	*	45

*	Annualized.

(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.

(b)	Total Return is the combination of changes in net asset value without any sales charge, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total Return is not annualized.

(c)	After expense reimbursement from NAM, where applicable.

(d)	For the period December 9, 2004 (commencement of operations) through June 30, 2005.

(e)	For the period August 4, 2008 (commencement of operations) through June 30, 2009.

(f)	Effective May 1, 2008, Class R shares were renamed Class I shares.

Section 5    Financial Highlights

Section 6    Glossary of Investment Terms

•

American Depositary Receipts (“ADRs”): Certificates issued by an U.S. depositary bank that represent a bank’s holdings of a stated number of shares of a non-U.S. company. ADRs are typically bought and sold in the same manner as U.S. securities (although investors can also purchase the non-U.S. securities overseas and convert them to ADRs, and likewise can convert an ADR to its underlying non-U.S. security and sell it overseas) and are priced in U.S. dollars. ADRs carry most of the risks of investing directly in non-U.S. equity securities.

•

Derivatives: Financial instruments whose performance is derived from the performance of an underlying asset, security or index. Derivatives involve the trading of rights or obligations based on the underlying product. They are used to hedge risk, to exchange a floating rate of return for fixed rate of return or to gain investment exposure. Derivatives include futures, options and swaps, among other instruments.

•

Futures: A derivative contract obligating the buyer to purchase an asset or the seller to sell an asset at a predetermined future date and price. Futures contracts detail the quality and quantity of the underlying asset; they are standardized to facilitate trading on a futures exchange.

•	Lipper Large-Cap Value Funds Index: A managed index that represents the average annualized returns of the 30 largest funds in the Lipper Large-Cap Value Funds Category.

•	Lipper Multi-Cap Core Funds Index: A managed index that represents the average annualized returns of the 30 largest funds in the Lipper Multi-Cap Core Funds category.

•	Lipper Multi-Cap Value Funds Index: A managed index that represents the average annualized returns of the largest 30 funds in the Lipper Multi-Cap Value Category.

•	Lipper Small-Cap Value Funds Index: A managed index that represents the average annualized returns of the 30 largest funds in the Lipper Small-Cap Value Category.

•

Options: A derivative investment that gives the buyer the right to buy or to sell shares of a specified stock at a specified price on or before a given date. There are also options on currencies and other financial assets.

•	Russell 1000® Index: A widely used benchmark for large-cap stock performance. As of September 30, 2008, the market capitalizations in the index ranged from $45 million to $410.3 billion.

•	Russell 2000® Index: An index that measures the performance of small companies. As of September 30, 2008, the market capitalizations in the index ranged from $28 million to $3.8 billion.

•	Russell 2500® Index: A widely used benchmark for small to mid-cap stock performance. As of September 30, 2008, the market capitalizations in the index ranged from $28 million to $6.8 billion.

•

Russell 1000® Value Index: A market capitalization-weighted index of those firms in the Russell 1000® Index with lower price-to-book ratios and lower forecasted growth values. As of September 30, 2008, the market capitalizations in the index ranged from $45 million to $410.3 billion.

Section 6    Glossary of Investment Terms

•	Russell 2000® Value Index: An index that measures the performance of those Russell 2000® companies with lower price-to-book ratios and lower forecasted growth values.

•	Russell 2500® Value Index: An index that measures the performance of those firms in the Russell 2500™Index with lower price-to-book ratios and lower forecasted growth values.

•

Russell 3000® Value Index: A market capitalization-weighted index of those firms in the Russell 3000® Index with lower price-to-book ratios and lower forecasted growth values. The stocks in this index are also members of either the Russell 1000® Value Index or the Russell 2000® Value Index.

•	S&P 500 Index: An index that tracks the 500 leading companies in the leading industries in the U.S. economy.

•

Standard & Poor’s SmallCap 600 Index: An index that measures the performance of small companies. As of September 30, 2008, the market capitalizations in the index ranged from $41 million to $3.0 billion.

•

Swaps: A derivative contract in which two parties agree to exchange one stream of cash flows for another stream. The swap agreement defines the dates when the cash flows will be paid and how the cash flows are calculated.

Section 6    Glossary of Investment Terms

Nuveen Mutual Funds

Nuveen Investments offers a variety of mutual funds designed to help you reach your financial goals. The funds below are grouped by category.

Municipal

All-American

High Yield Muni Bond

Insured

Intermediate Duration

Limited Term

Arizona

California

California High Yield

California Insured

Colorado

Connecticut

Florida Preference

Georgia

Kansas

Kentucky

Louisiana

Maryland

Massachusetts

Massachusetts Insured

Michigan

Missouri

New Jersey

New Mexico

New York

New York Insured

North Carolina

Ohio

Pennsylvania

Tennessee

Virginia

Wisconsin

Taxable Fixed Income

High Yield Bond

Multi-Strategy Income

Preferred Securities

Short Duration Bond

Value

Multi-Manager Large-Cap Value

NWQ Large-Cap Value

NWQ Multi-Cap Value

NWQ Small-Cap Value

NWQ Small/Mid-Cap Value

Symphony Large-Cap Value

Tradewinds Value Opportunities

Global/International

Symphony International Equity

Tradewinds Global All-Cap

Tradewinds Global Resources

Tradewinds International Value

Growth

Santa Barbara Growth

Symphony Large-Cap Growth

Winslow Large-Cap Growth

Core

Santa Barbara Dividend Growth

Symphony Mid-Cap Core

Symphony Optimized Alpha

Symphony Small-Mid Cap Core

Asset Allocation

Conservative Allocation

Growth Allocation

Moderate Allocation

Quantitative

Enhanced Core Equity

Enhanced Mid-Cap

Several additional sources of information are available to you, including the codes of ethics adopted by the funds, Nuveen, NAM, ICAP, HydePark, NWQ, Symphony and Tradewinds. The statement of additional information, incorporated by reference into this prospectus, contains detailed information on the policies and operation of the funds included in this prospectus. Additional information about the funds’ investments is available in the annual and semi-annual reports to shareholders. In the funds’ annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the funds’ performance during their last fiscal year. The funds’ most recent statement of additional information, annual and semi-annual reports and certain other information are available free of charge by calling Nuveen at (800)257-8787, on the funds’ website at www.nuveen.com or through your financial advisor. Shareholders may call the toll free number above with any inquiries.

You may also obtain this and other fund information directly from the Securities and Exchange Commission (“SEC”). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC’s Public Reference Room in Washington, D.C. Call the SEC at (202) 942-8090 for room hours and operation. You may also request fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC’s Public Reference Section at 100 F Street NE, Washington, D.C. 20549.

The funds are series of Nuveen Investment Trust, whose Investment Company Act file number is 811-07619.

Distributed by

Nuveen Investments, LLC

333 West Wacker Drive

Chicago, Illinois 60606

(800) 257-8787

www.nuveen.com

MPR-NWQ-0310P

Mutual Funds

Prospectus

October 31, 2009

as supplemented March 1, 2010

Nuveen Asset Allocation Funds

For investors seeking attractive long-term total return.

Nuveen Growth		Nuveen Moderate		Nuveen Conservative
Allocation Fund		Allocation Fund		Allocation Fund

Class	Ticker Symbol	Class	Ticker Symbol	Class	Ticker Symbol
Class A	NGOAX	Class A	NNSAX	Class A	NBMSX
Class B	NGVBX	Class B	NNSBX	Class B	NMNBX
Class C	NGVCX	Class C	NUVCX	Class C	NBMCX
Class R3	NGATX	Class R3	NMATX	Class R3	NALTX
Class I	NGVRX	Class I	NNSRX	Class I	NMNRX

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Section 1    Fund Summaries

Nuveen Growth Allocation Fund

Investment Objective

The investment objective of the fund is to provide attractive long-term total return. The fund pursues this objective with a growth risk profile.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in “What Share Classes We Offer” on page 24 of the fund’s prospectus, “How to Reduce Your Sales Charge” on page 26 of the prospectus and “Purchase and Redemption of Fund Shares” on page S-36 of the fund’s statement of additional information.

Shareholder Fees

(fees paid directly from your investment)

	Class A	Class B	Class C	Class R3	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	None	5%	1%	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None	None	None	None
Exchange Fees	None	None	None	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A		Class B		Class C		Class R3		Class I
Management Fees	0.15%		0.15%		0.15%		0.15%		0.15%
Distribution and Service (12b-1) Fees	0.25%		1.00%		1.00%		0.50%		—
Other Expenses	2.01%		2.10%		2.04%		2.37%		2.11%
Acquired Fund Fees and Expenses (Underlying Funds)	0.64%		0.64%		0.64%		0.64%		0.64%
Total Annual Fund Operating Expenses	3.05%		3.89%		3.83%		3.66%		2.90%
Fee Waivers and Expense Reimbursements[1]	(1.76%	)	(1.85%	)	(1.79%	)	(2.12%	)	(1.86%	)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	1.29%		2.04%		2.04%		1.54%		1.04%
1	The investment adviser has agreed to waive fees and reimburse expenses through October 31, 2011 so that Total Annual Fund Operating Expenses (excluding 12b-1 distribution and service fees, interest expenses, taxes, fees incurred in acquiring and disposing of portfolio securities, Underlying Fund fees and expenses, and extraordinary expenses) do not exceed 0.40% (0.84% after October 31, 2011) of the average daily net assets of any class of fund shares. The expense limitation expiring October 31, 2011, may be terminated or modified prior to that date only with the approval of the Board of Trustees of the fund. The expense limitation in effect thereafter may be terminated or modified only with the approval of shareholders of the fund.

Example

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain at the applicable expense cap. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redemption					No Redemption
Share Class	A	B	C	R3	I	A	B	C	R3	I
1 Year	$699	$607	$207	$157	$106	$699	$207	$207	$157	$106
3 Years	$1,006	$986	$686	$534	$379	$1,006	$686	$686	$534	$379
5 Years	$1,380	$1,339	$1,239	$984	$722	$1,380	$1,239	$1,239	$984	$722
10 Years	$2,428	$2,561	$2,747	$2,233	$1,691	$2,428	$2,561	$2,747	$2,233	$1,691

2

Section 1    Fund Summaries

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 173% of the average value of its portfolio.

Principal Investment Strategies

The fund is a “fund of funds” that primarily invests in shares of other registered investment companies, including open-end mutual funds and exchange-traded funds (the “Underlying Funds”). The fund’s assets are allocated among broad asset classes through investment in a combination of the Underlying Funds. The Underlying Funds, in turn, invest in a variety of U.S. and non-U.S. equity and fixed income securities. The fund will have a strategic allocation between equity and fixed income investments that correlates with the fund’s risk profile. The fund’s sub-adviser will adjust portfolio allocations from time to time consistent with the fund’s risk profile in its effort to produce performance consistent with its investment objective. The fund primarily invests in Underlying Funds within the Nuveen family of funds.

Principal Risks

Because the fund’s assets are invested primarily in shares of the Underlying Funds, the fund’s investment performance and risks are directly related to the investment performance and risks of the Underlying Funds. An investment in the Underlying Funds involves risk, and the fund could lose money on its investment in the Underlying Funds. The fund and the Underlying Funds have operating expenses, and you will bear not only your share of the fund’s expenses, but also the fund’s proportional share of the expenses of the Underlying Funds. In summarizing the risks of the Underlying Funds below, the fund has organized the discussion into those risks typically associated with Underlying Funds that invest in equity securities (“Equity Funds”), those risks typically associated with Underlying Funds that invest in fixed income securities (“Fixed Income Funds”) and those risks generally associated with both types of Underlying Funds.

Equity Funds

Equity Market Risk—The market values of equity securities owned by the Underlying Fund may decline, at times sharply and unpredictably.

Fixed Income Funds

Bond Market Risk—The market values of bonds owned by an Underlying Fund may decline, at times sharply and unpredictably. Lower-quality bonds may suffer larger price declines and more volatility than higher-quality bonds in response to negative issuer-specific developments or general economic news.

Interest Rate Risk—Interest rate risk is the risk that interest rates will rise, causing the market values of bonds owned by an Underlying Fund to fall.

Credit Risk—Credit risk is the risk that a bond issuer will be unable or unwilling to pay principal and interest when due; lower-quality bonds generally carry greater credit risk.

Equity and Fixed Income Funds

Non-U.S./Emerging Markets Risk—Non-U.S. risk is the risk that securities of non-U.S. companies or U.S. companies with significant non-U.S. operations may be subject to additional risks than securities of companies that principally operate in the United States as a result of, among other things, political, social and economic developments abroad and different legal, regulatory and tax environments. These additional risks may be heightened for securities of companies located in, or with significant operations in, emerging market countries.

Currency Risk—The Underlying Funds that invest in non-U.S. securities are exposed to the risk that changes in currency exchange rates may affect an Underlying Fund’s net asset value, the value of dividends and interest earned, and gains and losses realized on the sale by an Underlying Fund of non-U.S. securities.

As with any mutual fund investment, loss of money is a risk of investing.

Section 1    Fund Summaries

3

Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Updated performance information is available at www.nuveen.com/MF/products/performancesummary.aspx or by calling (800) 257-8787.

Effective August 1, 2008, the fund, pursuant to shareholder approval, (a) made a slight change to its investment objective, (b) made significant changes to its investment strategy, including the adoption of its current “fund of funds” structure and the addition of a fixed-income component to the fund’s formerly all-equity investment program, and (c) changed its sub-adviser. Therefore, the fund’s total returns for periods prior to August, 1, 2008, are not indicative of the performance that the fund, as currently managed, would have generated.

The bar chart below shows the variability of the fund’s performance from year to year for Class A shares. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.

Class A Annual Total Return*

*	Class A year-to-date total return as of September 30, 2009 was 25.71%.

During the four-year period ended December 31, 2008, the fund’s highest and lowest quarterly returns were 7.42% and -16.06%, respectively, for the quarters ended December 31, 2006 and December 31, 2008.

The table below shows the variability of the fund’s average annual returns and how they compare over the time periods indicated with those of broad measures of market performance and an index of funds with similar investment objectives. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. After-tax returns are shown for Class A shares only; after-tax returns for Class B, C, R3 and I shares will vary. Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employer-sponsored retirement plans.

4

Section 1    Fund Summaries

	Average Annual Total Returns for the Periods Ended December 31, 2008
	1 Year	Since Inception (December 9, 2004)
Class Returns Before Taxes:
Class A	-35.69%	-2.38%
Class B	-34.81%	-2.10%
Class C	-32.31%	-1.67%
Class R3	-31.92%	-1.19%
Class I	-31.61%	-0.69%
Class A Returns After Taxes:
On Distributions	-36.49%	-3.23%
On Distributions and Sales of Shares	-22.43%	-2.14%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	-37.00%	-4.67%
Growth Allocation Composite (reflects no deduction for fees, expenses, or taxes)	-33.71%	-4.22%
Barclay’s U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	5.24%	4.66%
Citigroup 3-Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses, or taxes)	1.80%	3.56%
Lipper Global Multi-Cap Core Index (reflects no deduction for taxes or certain expenses)	-36.70%	-1.71%

Management

Investment Adviser

Nuveen Asset Management

Sub-Adviser

Nuveen Investment Solutions, Inc. (“NIS”)

Portfolio Manager

John C. Simmons, CFA, serves as the portfolio manager of the fund. Mr. Simmons, Managing Director at NIS, has managed the fund since 2009.

Purchase and Sale of Fund Shares

You may purchase, redeem or exchange shares of the fund on any business day, which is any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange shares of the fund either through a financial advisor or directly from the fund. The minimum initial purchase or exchange into the fund is $3,000 ($1,000 for a Traditional/Roth IRA account; $500 for an Education IRA account; $250 for accounts opened through fee-based programs; $50 through monthly systematic investment plan accounts). The minimum subsequent investment is $50. There are no minimums for purchases or exchanges into the fund through employer-sponsored retirement plans.

Tax Information

The fund’s distributions are taxable and will generally be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the fund and its distributor may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend the fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

Section 1    Fund Summaries

5

Nuveen Moderate Allocation Fund

Investment Objective

The investment objective of the fund is to provide attractive long-term total return with a moderate risk profile.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in “What Share Classes We Offer” on page 24 of the fund’s prospectus, “How to Reduce Your Sales Charge” on page 26 of the prospectus and “Purchase and Redemption of Fund Shares” on page S-36 of the fund’s statement of additional information.

Shareholder Fees

(fees paid directly from your investment)

	Class A	Class B	Class C	Class R3	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	None	5%	1%	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None	None	None	None
Exchange Fees	None	None	None	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A		Class B		Class C		Class R3		Class I
Management Fees	0.15%		0.15%		0.15%		0.15%		0.15%
Distribution and Service (12b-1) Fees	0.25%		1.00%		1.00%		0.50%		—
Other Expenses	0.82%		0.80%		0.81%		0.92%		0.81%
Acquired Fund Fees and Expenses (Underlying Funds)	0.60%		0.60%		0.60%		0.60%		0.60%
Total Annual Fund Operating Expenses	1.82%		2.55%		2.56%		2.17%		1.56%
Fee Waivers and Expense Reimbursements[1]	(0.68%	)	(0.66%	)	(0.67%	)	(0.78%	)	(0.67%	)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	1.14%		1.89%		1.89%		1.39%		0.89%
1	The investment adviser has agreed to waive fees and reimburse expenses through October 31, 2011 so that Total Annual Fund Operating Expenses (excluding 12b-1 distribution and service fees, interest expenses, taxes, fees incurred in acquiring and disposing of portfolio securities, Underlying Fund fees and expenses, and extraordinary expenses) do not exceed 0.29% of the average daily net assets of any class of fund shares. This expense limitation may be terminated or modified prior to that date only with the approval of the Board of Trustees of the fund.

Example

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain at the applicable expense cap. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redemption					No Redemption
	A	B	C	R3	I	A	B	C	R3	I
1 Year	$685	$592	$192	$142	$91	$685	$192	$192	$142	$91
3 Years	$986	$964	$665	$517	$356	$986	$664	$665	$517	$356
5 Years	$1,380	$1,333	$1,237	$994	$716	$1,380	$1,233	$1,237	$994	$716
10 Years	$2,481	$2,602	$2,791	$2,315	$1,730	$2,481	$2,602	$2,791	$2,315	$1,730

6

Section 1    Fund Summaries

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 171% of the average value of its portfolio.

Principal Investment Strategies

The fund is a “fund of funds” that primarily invests in shares of other registered investment companies, including open-end mutual funds and exchange-traded funds (the “Underlying Funds”). The fund’s assets are allocated among broad asset classes through investment in a combination of the Underlying Funds. The Underlying Funds, in turn, invest in a variety of U.S. and non-U.S. equity and fixed income securities. The fund will have a strategic allocation between equity and fixed income investments that correlates with the fund’s risk profile. The fund’s sub-adviser will adjust portfolio allocations from time to time consistent with the fund’s risk profile in its effort to produce performance consistent with its investment objective. The fund primarily invests in Underlying Funds within the Nuveen family of funds.

Principal Risks

Because the fund’s assets are invested primarily in shares of the Underlying Funds, the fund’s investment performance and risks are directly related to the investment performance and risks of the Underlying Funds. An investment in the Underlying Funds involves risk, and the fund could lose money on its investment in the Underlying Funds. The fund and the Underlying Funds have operating expenses, and you will bear not only your share of the fund’s expenses, but also the fund’s proportional share of the expenses of the Underlying Funds. In summarizing the risks of the Underlying Funds below, the fund has organized the discussion into those risks typically associated with Underlying Funds that invest in equity securities (“Equity Funds”), those risks typically associated with Underlying Funds that invest in fixed income securities (“Fixed Income Funds”) and those risks generally associated with both types of Underlying Funds.

Equity Funds

Equity Market Risk—The market values of equity securities owned by the Underlying Fund may decline, at times sharply and unpredictably.

Fixed Income Funds

Bond Market Risk—The market values of bonds owned by an Underlying Fund may decline, at times sharply and unpredictably. Lower-quality bonds may suffer larger price declines and more volatility than higher-quality bonds in response to negative issuer-specific developments or general economic news.

Interest Rate Risk—Interest rate risk is the risk that interest rates will rise, causing the market values of bonds owned by an Underlying Fund’s value to fall.

Credit Risk—Credit risk is the risk that a bond issuer will be unable or unwilling to pay principal and interest when due; lower-quality bonds generally carry greater credit risk.

Equity and Fixed Income Funds

Non-U.S./Emerging Markets Risk—Non-U.S. risk is the risk that securities of non-U.S. companies or U.S. companies with significant non-U.S. operations may be subject to additional risks than securities of companies that principally operate in the United States as a result of, among other things, political, social and economic developments abroad and different legal, regulatory and tax environments. These additional risks may be heightened for securities of companies located in, or with significant operations in, emerging market countries.

Currency Risk—The Underlying Funds that invest in non-U.S. securities are exposed to the risk that changes in currency exchange rates may affect an Underlying Fund’s net asset value, the value of dividends and interest earned, and gains and losses realized on the sale by an Underlying Fund of non-U.S. securities.

As with any mutual fund investment, loss of money is a risk of investing.

Section 1    Fund Summaries

7

Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Updated performance information is available at www.nuveen.com/MF/products/performancesummary.aspx or by calling (800) 257-8787.

Effective August 1, 2008, the fund, pursuant to shareholder approval, (a) made a slight change to its investment objective, (b) made significant changes to its investment strategy, including the adoption of its current “fund of funds” structure, and (c) changed its sub-adviser. Therefore, the fund’s total returns for periods prior to August 1, 2008, are not indicative of the performance that the fund, as currently managed, would have generated.

The bar chart below shows the variability of the fund’s performance from year to year for Class A shares. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.

Class A Annual Total Return*

*	Class A year-to-date return as of September 30, 2009 was 24.39%.

During the ten-year period ended December 31, 2008, the fund’s highest and lowest quarterly returns were 8.59% and -12.71%, respectively, for the quarters ended June 30, 2003 and December 31, 2008.

The table below shows the variability of the fund’s average annual returns and how they compare over the time periods indicated with those of broad measures of market performance and an index of funds with similar investment objectives. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. After-tax returns are shown for Class A shares only; after-tax returns for Class B, C, R3 and I shares will vary. Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employer-sponsored retirement plans.

8

Section 1    Fund Summaries

	Average Annual Total Returns for the Periods Ended December 31, 2008
	1 Year	5 Year	10 Year
Returns Before Taxes:
Class A	-30.03%	-0.76%	1.58%
Class B	-29.13%	-0.47%	1.58%
Class C	-26.30%	-0.32%	1.43%
Class R3	-25.95%	0.16%	1.93%
Class I	-25.58%	0.67%	2.44%
Class A Returns After Taxes :
On Distributions	-30.86%	-2.24%	0.11%
On Distributions and Sales of Shares	-18.88%	-0.87%	0.84%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	-37.00%	-2.19%	-1.38%
Moderate Allocation Composite (reflects no deduction for fees, expenses, or taxes)	-29.59%	-0.66%	-0.02%
Barclay’s U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	5.24%	4.65%	5.63%
Lipper Mixed-Asset Target Allocation Moderate Index (reflects no deduction for taxes or certain expenses)	-27.38%	-0.39%	4.40%

Management

Investment Adviser

Nuveen Asset Management

Sub-Adviser

Nuveen Investment Solutions, Inc. (“NIS”)

Portfolio Manager

John C. Simmons, CFA, serves as the portfolio manager of the fund. Mr. Simmons, Managing Director at NIS, has managed the fund since 2009.

Purchase and Sale of Fund Shares

You may purchase, redeem or exchange shares of the fund on any business day, which is any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange shares of the fund either through a financial advisor or directly from the fund. The minimum initial purchase or exchange into the fund is $3,000 ($1,000 for a Traditional/Roth IRA account; $500 for an Education IRA account; $250 for accounts opened through fee-based programs; $50 through monthly systematic investment plan accounts). The minimum subsequent investment is $50. There are no minimums for purchases or exchanges into the fund through employer-sponsored retirement plans.

Tax Information

The fund’s distributions are taxable and will generally be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the fund and its distributor may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend the fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

Section 1    Fund Summaries

9

Nuveen Conservative Allocation Fund

Investment Objective

The investment objective of the fund is to provide attractive long-term total return with a conservative risk profile.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in “What Share Classes We Offer” on page 24 of the fund’s prospectus, “How to Reduce Your Sales Charge” on page 26 of the prospectus and “Purchase and Redemption of Fund Shares” on page S-36 of the fund’s statement of additional information.

Shareholder Fees

(fees paid directly from your investment)

	Class A	Class B	Class C	Class R3	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	None	5%	1%	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None	None	None	None
Exchange Fees	None	None	None	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A		Class B		Class C		Class R3		Class I
Management Fees	0.15%		0.15%		0.15%		0.15%		0.15%
Distribution and Service (12b-1) Fees	0.25%		1.00%		1.00%		0.50%		—%
Other Expenses	0.63%		0.61%		0.65%		0.70%		0.59%
Acquired Fund Fees and Expenses (Underlying Funds)	0.59%		0.59%		0.59%		0.59%		0.59%
Total Annual Fund Operating Expenses	1.62%		2.35%		2.39%		1.94%		1.33%
Fee Waivers and Expense Reimbursements[1]	(0.41%	)	(0.39%	)	(0.43%	)	(0.48%	)	(0.37%	)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	1.21%		1.96%		1.96%		1.46%		0.96%
1	The investment adviser has agreed to waive fees and reimburse expenses through October 31, 2011 so that Total Annual Fund Operating Expenses (excluding 12b-1 distribution and service fees, interest expenses, taxes, fees incurred in acquiring and disposing of portfolio securities, Underlying Fund Fees and Expenses and extraordinary expenses) do not exceed 0.37% of the average daily net assets of any class of fund shares. This expense limitation may be terminated or modified prior to that date only with the approval of the Board of Trustees of the fund.

Example

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses are at the applicable expense cap. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redemption					No Redemption
	A	B	C	R3	I	A	B	C	R3	I
1 Year	$691	$599	$199	$149	$98	$691	$199	$199	$149	$98
3 Years	$979	$957	$661	$513	$348	$979	$657	$661	$513	$348
5 Years	$1,331	$1,283	$1,196	$952	$659	$1,331	$1,183	$1,196	$952	$659
10 Years	$2,319	$2,441	$2,659	$2,175	$1,544	$2,319	$2,441	$2,659	$2,175	$1,544

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Section 1    Fund Summaries

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 166% of the average value of its portfolio.

Principal Investment Strategies

The fund is a “fund of funds” that primarily invests in shares of other registered investment companies, including open-end mutual funds and exchange-traded funds (the “Underlying Funds”). The fund’s assets are allocated among broad asset classes through investment in a combination of the Underlying Funds. The Underlying Funds, in turn, invest in a variety of U.S. and non-U.S. equity and fixed income securities. The fund will have a strategic allocation between equity and fixed income investments that correlates with the fund’s risk profile. The fund’s sub-adviser will adjust portfolio allocations from time to time consistent with the fund’s risk profile in its effort to produce performance consistent with its investment objective. The fund primarily invests in Underlying Funds within the Nuveen family of funds.

Principal Risks

Because the fund’s assets are invested primarily in shares of the Underlying Funds, the fund’s investment performance and risks are directly related to the investment performance and risks of the Underlying Funds. An investment in the Underlying Funds involves risk, and the fund could lose money on its investment in the Underlying Funds. The fund and the Underlying Funds have operating expenses, and you will bear not only your share of the fund’s expenses, but also the fund’s proportional share of the expenses of the Underlying Funds. In summarizing the risks of the Underlying Funds below, the fund has organized the discussion into those risks typically associated with Underlying Funds that invest in equity securities (“Equity Funds”), those risks typically associated with Underlying Funds that invest in fixed income securities (“Fixed Income Funds”) and those risks generally associated with both types of Underlying Funds.

Equity Funds

Equity Market Risk—The market values of equity securities owned by the Underlying Fund may decline, at times sharply and unpredictably.

Fixed Income Funds

Bond Market Risk—The market values of bonds owned by an Underlying Fund may decline, at times sharply and unpredictably. Lower-quality bonds may suffer larger price declines and more volatility than higher-quality bonds in response to negative issuer-specific developments or general economic news.

Interest Rate Risk—Interest rate risk is the risk that interest rates will rise, causing the market values of bonds owned by an Underlying Fund to fall.

Credit Risk—Credit risk is the risk that a bond issuer will or be unable or unwilling to pay principal and interest when due; lower-quality bonds generally carry greater credit risk.

Equity and Fixed Income Funds

Non-U.S./Emerging Markets Risk—Non-U.S. risk is the risk that securities of non-U.S. companies or U.S. companies with significant non-U.S. operations may be subject to additional risks than securities of companies that principally operate in the United States as a result of, among other things, political, social and economic developments abroad and different legal, regulatory and tax environments. These additional risks may be heightened for securities of companies located in, or with significant operations in, emerging market countries.

Currency Risk—The Underlying Funds that invest in non-U.S. securities are exposed to the risk that changes in currency exchange rates may affect an Underlying Fund’s net asset value, the value of dividends and interest earned, and gains and losses realized on the sale by an Underlying Fund of non-U.S. securities.

As with any mutual fund investment, loss of money is a risk of investing.

Section 1    Fund Summaries

11

Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Updated performance information is available at www.nuveen.com/MF/products/performancesummary.aspx or by calling (800) 257-8787.

Effective July 7, 2008, the fund, pursuant to shareholder approval, (a) made a slight change to its investment objective, (b) made significant changes to its investment strategy, including the adoption of its current “fund of funds” structure, and (c) changed its sub-adviser. Therefore, the fund’s total returns for periods prior to July 7, 2008, are not indicative of the performance that the fund, as currently managed, would have generated.

The bar chart below shows the variability of the fund’s performance from year to year for Class A shares. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.

Class A Annual Total Return*

*	Class A year-to-date return as of September 30, 2009 was 18.43%.

During the ten-year period ended December 31, 2008, the fund’s highest and lowest quarterly returns were 6.59% and -8.96%, respectively, for the quarters ended June 30, 2003 and December 31, 2008.

The table below shows the variability of the fund’s average annual returns and how they compare over the time periods indicated with those of broad measures of market performance and an index of funds with similar investment objectives. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. After-tax returns are shown for Class A shares only; after-tax returns for Class B, C, R3 and I shares will vary. Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employer-sponsored retirement plans.

12

Section 1    Fund Summaries

	Average Annual Total Returns for the Periods Ended December 31, 2008
	1 Year	5 Year	10 Year
Returns Before Taxes:
Class A	-24.02%	-0.49%	0.77%
Class B	-23.09%	-0.24%	0.77%
Class C	-19.98%	-0.06%	0.61%
Class R3	-19.59%	0.45%	1.12%
Class I	-19.20%	0.95%	1.62%
Class A Returns After Taxes:
On Distributions	-24.54%	-0.81%	0.34%
On Distributions and Sales of Shares	-14.62%	-0.11%	0.84%
S&P 500 (reflects no deduction for fees, expenses, or taxes)	-37.00%	-2.19%	-1.38%
Conservative Allocation Composite (reflects no deduction for fees, expenses, or taxes)	-23.52%	0.46%	1.05%
Barclay’s U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	5.24%	4.65%	5.63%
Citigroup 3-Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses, or taxes)	1.80%	3.10%	3.30%
Lipper Mixed-Asset Target Allocation Conservative Index (reflects no deduction for taxes or certain expenses)	-16.20%	0.90%	2.38%

Management

Investment Adviser

Nuveen Asset Management

Sub-Adviser

Nuveen Investment Solutions, Inc. (“NIS”)

Portfolio Manager

John C. Simmons, CFA, serves as the portfolio manager of the fund. Mr. Simmons, Managing Director at NIS, has managed the fund since 2009.

Purchase and Sale of Fund Shares

You may purchase, redeem or exchange shares of the fund on any business day, which is any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange shares of the fund either through a financial advisor or directly from the fund. The minimum initial purchase or exchange into the fund is $3,000 ($1,000 for a Traditional/Roth IRA account; $500 for an Education IRA account; $250 for accounts opened through fee-based programs; $50 through monthly systematic investment plan accounts) and is lower for accounts opened through certain fee-based programs as described in the fund’s statement of additional information. The minimum subsequent investment is $50. There are no minimums for purchases or exchanges into the fund through employer-sponsored retirement plans.

Tax Information

The fund’s distributions are taxable and will generally be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the fund and its distributor may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend the fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

Section 1    Fund Summaries

13

Section 2    How We Manage Your Money

To help you better understand the funds, this section includes a detailed discussion of the funds’ investment and risk management strategies. For a more complete discussion of these matters, please see the statement of additional information, which is available by calling (800) 257-8787 or by visiting Nuveen’s website at www.nuveen.com.

Nuveen Asset Management (“NAM”), the funds’ investment adviser, offers advisory and investment management services to a broad range of mutual fund clients. NAM has overall responsibility for management of the funds. NAM oversees the management of the funds’ portfolios, manages the funds’ business affairs and provides certain clerical, bookkeeping and other administrative services. NAM is located at 333 West Wacker Drive, Chicago, IL 60606. NAM is a wholly-owned subsidiary of Nuveen Investments, Inc. (“Nuveen Investments”).

On November 13, 2007, Nuveen Investments was acquired by investors led by Madison Dearborn Partners, LLC, which is a private equity investment firm based in Chicago, Illinois (the “MDP Acquisition”). The investor group led by Madison Dearborn Partners, LLC includes affiliates of Merrill Lynch, Pierce, Fenner & Smith Incorporated (“Merrill Lynch”). Merrill Lynch has since been acquired by Bank of America Corporation. NAM has adopted policies and procedures that address arrangements involving NAM and Bank of America Corporation (including Merrill Lynch) that may give rise to certain conflicts of interest.

Each fund is dependent upon services and resources provided by its investment adviser, NAM, and therefore the investment adviser’s parent, Nuveen Investments. Nuveen Investments significantly increased its level of debt in connection with the MDP Acquisition. Nuveen Investments believes that monies generated from operations and cash on hand will be adequate to fund debt service requirements, capital expenditures and working capital requirements for the foreseeable future; however, Nuveen Investments’ ability to continue to fund these items, to service its debt and to maintain compliance with covenants in its debt agreements may be affected by general economic, financial, competitive, legislative, legal and regulatory factors and by its ability to refinance or repay outstanding indebtedness with scheduled maturities beginning in 2013. In the event that Nuveen Investments breaches certain of the covenants included in its debt agreements, the breach of such covenants may result in the accelerated payment of its outstanding debt, increase the cost of such debt or generally have an adverse effect on the financial condition of Nuveen Investments.

NAM has selected Nuveen Investment Solutions, Inc. (“NIS”) (formerly, Richards & Tierney, Inc.), 333 West Wacker Drive, Chicago, Illinois, 60606, an affiliate of NAM, as sub-adviser to the funds. NIS is an investment consulting firm that provides sophisticated investment analysis services to large institutional clients. NIS manages the investment of the funds’ assets on a discretionary basis, subject to the supervision of NAM. John Simmons serves as portfolio manager of the funds.

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Section 2    How We Manage Your Money

•

Mr. Simmons, Managing Director and Portfolio Manager, has served NIS’s clients in the areas of portfolio management, product management, manager research, evaluation and structuring since 1999. He is active in a number of professional organizations currently serving as director of the CFA Society of Chicago as well as maintaining memberships in the CFA Institute, the Economic Club of Chicago, and the Executives’ Club of Chicago. Mr. Simmons previously worked in risk management for a global financial services firm and in equity research and analysis following his retirement from a career in professional baseball.

Additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the funds is provided in the statement of additional information.

At such time as the funds receive an exemptive order permitting them to do so, or as otherwise permitted by the Investment Company Act of 1940, as amended (the “1940 Act”), or the rules thereunder, the funds may, without obtaining approval of shareholders, retain an unaffiliated sub-adviser to perform some or all of the portfolio management functions on behalf of the funds.

Management Fee

Effective July 7, 2008, for the Conservative Allocation Fund and August 1, 2008, for the Growth Allocation Fund and the Moderate Allocation Fund, each fund adopted a new “fund of funds” investment strategy and a revised management fee schedule. The new management fee for each fund, payable monthly, is 0.15% of the average daily net assets of each fund.

NAM has agreed to waive fees and reimburse expenses so that total annual fund operating expenses (excluding 12b-1 distribution and service fees, interest expenses, taxes, fees incurred in acquiring and disposing of portfolio securities, and extraordinary expenses) for the Growth Allocation Fund do not exceed 0.40% through October 31, 2011, and 0.84% thereafter, of the average daily net assets of any class of fund shares. The expense limitation expiring October 31, 2011, may be terminated or modified prior to that date only with the approval of the Board of Trustees of the fund. The expense limitation in effect thereafter may be terminated or modified only with the approval of shareholders of the fund.

NAM has also agreed to waive fees and reimburse expenses so that total annual fund operating expenses (excluding 12b-1 distribution and service fees, interest expenses, taxes, fees incurred in acquiring and disposing of portfolio securities, and extraordinary expenses) for the Moderate Allocation Fund and Conservative Allocation Fund do not exceed 0.29% and 0.37%, respectively, through October 31, 2011, of the average daily net assets of any class of fund shares. These expense limitations may be terminated or modified only with the approval of the Board of Trustees of the funds.

For the most recent fiscal year, NAM waived fees and reimbursed expenses in excess of the management fees earned for the funds.

You should note that because the funds invest in Underlying Funds, you pay not only the pro rata share of the operating expenses of the funds, but also a portion of similar expenses of the Underlying Funds, including management fees. An investor in a fund therefore will indirectly pay higher expenses than if the Underlying Fund shares were owned directly. You may also receive taxable capital gains distributions to a greater extent than if the Underlying Funds were owned directly.

Section 2    How We Manage Your Money

15

Information regarding the Board of Trustees’ approval of investment advisory contracts is available in the funds’ annual report for the fiscal year ended June 30, 2009.

Each fund’s investment objective may not be changed without shareholder approval. The funds’ investment policies may be changed by the Board of Trustees without shareholder approval unless otherwise noted in this prospectus or the statement of additional information.

Other Investment Companies

The funds invest principally in other investment companies, including open-end funds and exchange-traded funds (“ETFs”). In addition, the funds may invest a portion of their assets in pooled investment vehicles (other than investment companies) that invest primarily in securities of the types in which the funds may invest directly.

The funds invest principally in Nuveen Underlying Funds. It is anticipated that Nuveen Underlying Funds will at all times represent a significant portion of each fund’s investments. The funds may also invest in ETFs in excess of the limits imposed under the 1940 Act pursuant to exemptive orders obtained by certain ETFs and their sponsors from the Securities and Exchange Commission. An ETF is a fund that holds a portfolio of common stocks or bonds designed to track the performance of a securities index, including industry, sector, country and region indexes. When new asset classes become available through the Nuveen Mutual Funds, a Nuveen Underlying Fund will typically replace ETFs used in the funds.

As a shareholder in an investment company, the funds will bear their ratable share of that investment company’s expenses, and would remain subject to payment of the fund’s advisory and administrative fees with respect to assets so invested. Shareholders would therefore be subject to duplicative expenses to the extent the funds invest in other investment companies. In addition, the funds will incur brokerage costs when purchasing and selling shares of ETFs. Securities of other investment companies may be leveraged and will therefore be subject to leverage risks. If the funds invest in securities of leveraged investment companies, the net asset value and market value of such securities will be more volatile and the yield to shareholders will tend to fluctuate more than the yield of securities of unleveraged investment companies.

The list set forth in Appendix A to this prospectus represents those Underlying Funds that are currently available for investment by the funds. With NAM’s approval, NIS may add to the list of potential Underlying Funds without prior approval of or prior notice to shareholders.

Cash Equivalents and Short-Term Investments

Normally, the funds will invest substantially all of their assets to meet their investment objectives. The funds may invest the remainder of their assets in securities with maturities of less than one year or cash equivalents or they may hold cash. The percentage of each fund invested in such holdings will vary and depends on several factors, including market conditions. For temporary defensive purposes and during periods of high cash inflows or outflows, the funds may depart from their principal investment strategies and invest part or all of their assets in these securities or they may hold cash. During such periods, the funds may not be able to achieve their investment objectives. The funds may adopt a defensive strategy when NIS believes securities in which

16

Section 2    How We Manage Your Money

the funds normally invest have elevated risks due to political or economic factors and in other extraordinary circumstances. For more information on eligible short-term investments, see the statement of additional information.

Portfolio Holdings

A description of the funds’ policies and procedures with respect to the disclosure of the funds’ portfolio holdings is available in the funds’ statement of additional information. Certain portfolio holdings information for each fund is available on the funds’ website—www.nuveen.com—by clicking the “Our Products—Mutual Funds” section on the home page and following the applicable link for your fund in the “Mutual Fund Family” section. By following these links, you can obtain a list of your fund’s top ten holdings as of the end of the most recent month. A complete list of portfolio holdings information is generally made available on the funds’ website following the end of each month with an approximately one-month lag. This information will remain available on the funds’ website until the funds file with the Securities and Exchange Commission their annual, semiannual or quarterly holdings report for the fiscal period that includes the date(s) as of which the website information is current.

NIS seeks an allocation among asset classes that it believes will produce the highest expected return given each fund’s risk profile. Each fund’s asset allocation is developed from the expected risk and return characteristics of each asset class and the relationships (correlations) between them. Given a fund’s asset allocation, NIS selects Underlying Funds that NIS believes will give that fund the best opportunity to produce consistent returns in excess of its respective Allocation Composite. NIS reviews each fund’s asset allocation and the Underlying Funds selected to implement the asset allocation periodically and modifies them as appropriate.

The funds’ asset allocations as of June 30, 2009, were as follows:

Growth Allocation Fund

Asset Class	Weight
U.S. Equity	23%
International Equity	37%
Global Resources	6%
U.S. Public Real Estate	3%
U.S. Investment Grade	6%
High Yield	14%
U.S. Treasury Inflation-Protected Securities	6%
Short Duration & Cash	5%

Moderate Allocation Fund

Asset Class	Weight
U.S. Equity	21%
International Equity	29%
Global Resources	5%
U.S. Public Real Estate	3%
U.S. Investment Grade	10%
High Yield	15%
U.S. Treasury Inflation-Protected Securities	9%
Short Duration & Cash	8%

Section 2    How We Manage Your Money

17

Conservative Allocation Fund

Asset Class	Weight
U.S. Equity	14%
International Equity	16%
Global Resources	5%
U.S. Public Real Estate	3%
U.S. Investment Grade	20%
High Yield	10%
U.S. Treasury Inflation-Protected Securities	10%
Short Duration & Cash	22%

Risk is inherent in all investing. Investing in a mutual fund—even the most conservative—involves risk, including the risk that you may receive little or no return on your investment or even that you may lose part or all of your investment. Therefore, before investing you should consider carefully the following risks that you assume when you invest in these funds. Because of these and other risks, you should consider an investment in these funds to be a long-term investment.

The funds’ investment performance and risks are directly related to the investment performance and risks of the Underlying Funds. The risks of investing in a particular Underlying Fund will generally reflect the risks of the securities in which it invests and the investment techniques it employs. The ability of the funds to achieve their investment objectives is therefore dependent on a number of factors, including the ability of the advisers of the Underlying Funds to invest to meet the objectives of the Underlying Funds, to effectively respond to changes in market conditions, and to maintain sufficient liquidity to meet redemptions. To the extent that the risks of certain Underlying Funds are uncorrelated, the risks assumed when investing in such Underlying Funds may not be cumulative. NIS’s asset allocation strategy seeks to take advantage of this dynamic to optimize the return of each fund relative to its risk profile.

The funds and the Underlying Funds have operating expenses, and you will bear not only your share of a fund’s expenses, but also the fund’s proportional share of the expenses of the Underlying Funds. In selecting among the Underlying Funds, NIS is subject to potential conflicts of interest when allocating (i) between Nuveen Underlying Funds, which pay management fees to affiliates of NIS and non-Nuveen Underlying Funds, which do not, and (ii) among Nuveen Underlying Funds, as management fees are higher for some Nuveen Underlying Funds than others; however, NIS seeks to allocate among those Nuveen Underlying Funds (when available) that best satisfy the funds’ strategic allocation among asset classes consistent with its investment risk target.

In summarizing the risks of the Underlying Funds below, the funds have organized the discussion into those risks typically associated with Equity Funds, those risks typically associated with Fixed Income Funds and those risks generally associated with both types of Underlying Funds.

Each of the risks described below affects a fund only to the extent that such fund invests in Underlying Funds which are subject to such risks. The funds utilize diversification and other methods to seek to reduce risk.

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Equity Funds

Equity market risk: The market values of equity securities owned by the Underlying Funds may decline, at times sharply and unpredictably. Market values of equity securities are affected by a number of different factors, including the historical and prospective earnings of the issuer, the value of its assets, management decisions, decreased demand for an issuer’s products or services, increased production costs, general economic conditions, interest rates, currency exchange rates, investor perceptions and market liquidity.

Small and medium-sized company risk: Certain Underlying Funds may invest in companies with lower market capitalizations. Such companies may involve greater risk than larger capitalization companies because they tend to have younger and more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies. In addition, the securities of such companies are typically more volatile and less liquid than securities of larger capitalization companies. As a result, certain securities may be difficult or impossible to sell at the time and the price that an Underlying Fund would like, and so an Underlying Fund may have to lower the price, sell other securities instead or forego an investment opportunity. Any of these could have a negative effect on fund management or performance.

Style-specific risk: Different types of stocks tend to shift in and out of favor depending on market and economic conditions. Underlying Funds that emphasize a growth style of investing often seek companies experiencing high rates of current growth; such companies may be more volatile than other types of investments. Underlying Funds that emphasize a value style of investing often seek undervalued companies with characteristics for improved valuations; such companies are subject to the risk that the valuations never improve. Certain Underlying Funds invest in companies with new, limited or cyclical product lines, services, markets, distribution channels or financial resources, or companies where the management of such companies may be dependent upon one or a few key people, or companies conducting initial public offerings or other major corporate events such as acquisitions, mergers, or liquidations; such companies can be subject to more abrupt or erratic market movements than stocks of larger, more established companies or the stock markets in general.

Sector risk: Most of the Underlying Funds do not concentrate their investments in specific economic sectors, although some may from time to time emphasize certain sectors over others. Certain other Underlying Funds specifically do concentrate their investments in specific economic sectors. To the extent an Underlying Fund invests a significant portion of its assets in securities of companies in the same economic sector, such Underlying Fund is more susceptible to economic, political, regulatory and other occurrences influencing that sector. Specific sectors emphasized by certain Underlying Funds may include:

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Energy and natural resources: Companies in the energy and natural resources sectors are especially affected by variations in the commodities markets, the supply of and demand for specific products and services, the supply of and demand for oil and gas, the price of oil and gas, exploration and production spending, government regulation, economic conditions, events relating to international political developments, energy conservation and the success of exploration projects. An Underlying Fund’s focus in these companies may present

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more risks than if it were broadly diversified over numerous industries and sectors of the economy.

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REITs: The performance of REITs in which the Underlying Funds may invest will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments. REIT prices also may drop because of the failure of borrowers to pay their loans and poor management. Many REITs utilize leverage, which increases investment risk and could adversely affect a REIT’s operations and market value in periods of rising interest rates as well as risks normally associated with debt financing.

Fixed Income Funds

Bond market risk: The risk that the market values of bonds owned by an Underlying Fund will decline, at times sharply and unpredictably. Market values of bonds are affected by a number of different factors, including changes in interest rates, the credit quality of bond issuers, and general economic and market conditions. Lower-quality bonds may suffer larger price declines and more volatility than higher-quality bonds in response to negative issuer-specific developments or general economic news.

Interest rate risk: Interest rate risk is the risk that the value of an Underlying Fund’s portfolio will decline because of rising market interest rates (bond prices move in the opposite direction of interest rates). The longer the average maturity (duration) of an Underlying Fund’s portfolio, the greater its interest rate risk.

Income risk: Income risk is the risk that the income from an Underlying Fund’s portfolio will decline because of falling market interest rates. This can result when an Underlying Fund invests the proceeds from new share sales, or from matured or called bonds, at market interest rates that are below a portfolio’s current earnings rate.

Credit risk: Credit risk is the risk that an issuer of a bond is unable or unwilling to meet its obligation to make interest and principal payments when due as a result of changing financial or market conditions. Generally, lower-quality bonds provide higher current income but are considered to carry greater credit risk than higher rated bonds.

An Underlying Fund investing primarily in below investment grade securities generally is subject to a higher level of credit risk than an Underlying Fund investing primarily in investment grade securities. Securities rated BB or lower by Standard & Poor’s (“S&P”) or Ba or lower by Moody’s Investors Service, Inc. (“Moody’s”) or unrated securities of comparable quality are commonly referred to as “high yield” or “junk” bonds. Lower grade securities are considered speculative by recognized rating agencies with respect to the issuer’s continuing ability to pay interest and principal. Lower-grade securities may have less liquidity and a higher incidence of default than investments in higher-grade securities. An Underlying Fund may incur higher expenses to protect its interests in such securities. Such lower-grade securities, especially those with longer maturities or those not making regular interest payments, may be more volatile and may decline more in price in response to negative issuer developments or general economic news than higher-grade securities.

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Equity and Fixed Income Funds

Inflation risk: Like all mutual funds, the Underlying Funds are subject to inflation risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value an Underlying Fund’s assets can decline as can the value of an Underlying Fund’s distributions.

Mortgage-backed securities risk: Certain Underlying Funds may be exposed to the risks associated with investing in mortgage-backed securities. Greater risk, such as increased volatility, prepayment risk, non-payment risk and increased default risk, is inherent in portfolios that invest in mortgage-backed securities, especially mortgage-backed securities with exposure to sub-prime mortgages.

Asset-backed securities risk: Certain Underlying Funds may also invest in asset-backed securities. With asset-backed securities, payment of interest and repayment of principal may be impacted by the cash flows generated by the assets backing these securities. The value of an Underlying Fund’s asset-backed securities may also be affected by changes in interest rates, the availability of information concerning the interests in and structure of the pools of purchase contracts, financing leases or sales agreements that are represented by these securities, the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities that provide any supporting letters of credit, surety bonds or other credit enhancements.

Non-U.S. investment risk: Securities of non-U.S. companies or U.S. companies with significant non-U.S. operations may present risks beyond those of companies that operate exclusively in the United States due to political, social and economic developments abroad, different regulatory environments and laws, potential seizure by the government of company assets, higher taxation, withholding taxes on dividends and interest and limitations on the use or transfer of portfolio assets. Other risks include the following:

•	Enforcing legal rights may be difficult, costly and slow in non-U.S. countries, and there may be special problems enforcing claims against non-U.S. governments.

•	Non-U.S. companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.

•	Non-U.S. markets may be less liquid and more volatile than U.S. markets.

Emerging markets risk: Certain Underlying Funds may invest in companies located in emerging market countries. Emerging market countries are generally defined as countries in the initial stages of their industrialization cycles with low per capita income. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in non-U.S. securities described above are heightened by investing in emerging markets countries.

Currency risk: Non-U.S. securities often trade in currencies other than the U.S. dollar. Changes in currency exchange rates may affect the Underlying Fund’s net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the

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Underlying Fund to decline. Certain non-U.S. currencies may be particularly volatile, and non-U.S. governments may intervene in the currency markets, causing a decline in value or liquidity in the fund’s non-U.S. holdings whose value is tied to the affected non-U.S. currency.

Correlation risk: The U.S. and non-U.S. equity markets often rise and fall at different times or by different amounts due to economic or other developments particular to a given country or region. This phenomenon would tend to lower the overall price volatility of a portfolio that included both U.S. and non-U.S. stocks. Sometimes, however, global trends will cause the U.S. and non-U.S. markets to move in the same direction, reducing or eliminating the risk reduction benefit of international investing.

Derivatives risk: The Underlying Funds’ use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Among the risks presented are market risk, credit risk, management risk and liquidity risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the management team of the Underlying Fund uses derivatives to enhance an Underlying Fund’s return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Underlying Funds. In addition, when the Underlying Funds invest in certain derivative securities, including, but not limited to, when-issued securities, forward commitments, futures contracts and interest rate swaps, they are effectively leveraging their investments, which could result in exaggerated changes in the net asset value of the Underlying Funds’ shares and can result in losses that exceed the amount originally invested. Liquidity risk exists when a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price.

Convertible security risk: Convertible securities have characteristics of both equity and debt securities and, as a result, are exposed to certain additional risks that are typically associated with debt. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. However, a convertible security’s market value also tends to reflect the market price of the common stock of the issuing company, particularly when the stock price is greater than the convertible security’s conversion price. The conversion price is defined as the predetermined price or exchange ratio at which the convertible security can be converted or exchanged for the underlying common stock. Convertible securities are also exposed to the risk that an issuer is unable to meet its obligation to make dividend or principal payments when due as a result of changing financial or market conditions.

Mandatory convertible securities are distinguished as a subset of convertible securities because the conversion is not optional and the conversion price at maturity is based solely upon the market price of the underlying common stock, which may be significantly less than par or the price (above or below par) paid. Mandatory convertible securities generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder.

Convertible securities generally offer lower interest or dividend yields than non-convertible fixed-income securities of similar credit quality because of the potential for capital appreciation.

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Non-diversification risk: Certain Underlying Funds may be non-diversified. Such Underlying Funds are exposed to additional market risk. As non-diversified funds (i.e., funds that can take greater than 5% positions in securities of any one issuer with respect to their entire portfolios), such Underlying Funds may invest a larger percentage of their assets in securities of a single company or industry, and so the performance of that company or industry can have a substantial impact on share price.

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Section 3    How You Can Buy and Sell Shares

The funds offer five classes of shares, each with a different combination of sales charges, fees, eligibility requirements and other features. Your financial advisor can help you determine which class is best for you. For further details, please see the statement of additional information.

Class A Shares

You can purchase Class A shares at the offering price, which is the net asset value per share plus an up-front sales charge. You may qualify for a reduced sales charge, or the sales charge may be waived, as described in “How to Reduce Your Sales Charge.” Class A shares are also subject to an annual service fee of 0.25% of your fund’s average daily net assets, which compensates your financial advisor and other entities for providing ongoing service to you. Nuveen Investments, LLC (“Nuveen”), a wholly-owned subsidiary of Nuveen Investments and the distributor of the funds, retains the up-front sales charge and the service fee on accounts with no financial intermediary of record. The up-front Class A sales charges for the funds are as follows:

Amount of Purchase	Sales Charge as % of Public Offering Price	Sales Charge as % of Net Amount Invested	Maximum Financial Intermediary Commission as % of Public Offering Price
Less than $50,000	5.75%	6.10%	5.00%
$50,000 but less than $100,000	4.50	4.71	4.00
$100,000 but less than $250,000	3.75	3.90	3.25
$250,000 but less than $500,000	2.75	2.83	2.50
$500,000 but less than $1,000,000	2.00	2.04	1.75
$1,000,000 and over*	—	—	1.00
*	You can purchase $1 million or more of Class A shares at net asset value without an up-front sales charge. Nuveen pays financial intermediaries of record a commission equal to 1.00% of the first $2.5 million, plus 0.50% of the next $2.5 million, plus 0.25% of the amount over $5 million. Unless the financial intermediary waived the commission, you may be assessed a contingent deferred sales charge (“CDSC”) of 1% if you redeem any of your shares within 12 months of purchase. The CDSC is calculated on the lower of your purchase price or your redemption proceeds. You do not pay a CDSC on any Class A shares you purchase by reinvesting dividends.

Class B Shares

The funds will issue Class B shares upon the exchange of Class B shares from another Nuveen Mutual Fund or for purposes of dividend reinvestment, but Class B shares are not available for new accounts or for additional investment into existing accounts.

Eligible investors can purchase Class B shares at the offering price, which is the net asset value per share without any up-front sales charge. Class B shares are subject to annual distribution and service fees of 1% of your fund’s average daily net assets. The annual 0.25% service fee compensates your financial advisor for providing ongoing service to you. The annual 0.75% distribution fee compensates Nuveen for paying your financial advisor a 4% up-front sales commission, which includes an advance of the first year’s service fee. Nuveen retains the service and distribution fees on accounts with no financial intermediary of record. If you redeem your shares within six years of purchase, you will normally pay a CDSC as shown in the schedule below.

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Section 3    How You Can Buy and Sell Shares

The CDSC is based on your purchase or redemption price, whichever is lower. You do not pay a CDSC on any Class B shares you purchase by reinvesting dividends.

Years Since Purchase	0-1	1-2	2-3	3-4	4-5	5-6	Over 6
CDSC	5%	4%	4%	3%	2%	1%	None

Class B shares automatically convert to Class A shares eight years after you buy them so that the distribution fees you pay over the life of your investment are limited. You will continue to pay an annual service fee on any converted Class B shares.

Class C Shares

You can purchase Class C shares at the offering price, which is the net asset value per share without any up-front sales charge. Class C shares are subject to annual distribution and service fees of 1% of your fund’s average daily net assets. The annual 0.25% service fee compensates your financial advisor for providing ongoing service to you. The annual 0.75% distribution fee compensates Nuveen for paying your financial advisor an ongoing sales commission as well as an advance of the first year’s service and distribution fees. Nuveen retains the service and distribution fees on accounts with no financial intermediary of record. If you redeem your shares within 12 months of purchase, you will normally pay a 1% CDSC, which is calculated on the lower of your purchase price or your redemption proceeds. You do not pay a CDSC on any Class C shares you purchase by reinvesting dividends. Class C shares not convert.

The funds have established a limit to the amount of Class C shares that may be purchased by an individual investor. See the statement of additional information for more information.

Class R3 Shares

Class R3 shares are available for purchase at the offering price, which is the net asset value per share without any up-front sales charge. Class R3 shares are subject to annual distribution and service fees of 0.50% of your fund’s average daily net assets. Class R3 shares are only available for purchase by certain retirement plans that have an agreement with Nuveen to utilize Class R3 shares in certain investment products or programs. Class R3 shares are not available to traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, or individual 403(b) plans. See the statement of additional information for more information.

Class R3 shares were initially offered by the funds on August 1, 2008. The expense and performance information for Class R3 shares provided in Section 1 of the prospectus for periods prior to that date is estimated based on the actual expenses and performance of the funds’ other share classes.

Class I Shares

You can purchase Class I shares at the offering price, which is the net asset value per share without any up-front sales charge. Class I shares are not subject to sales charges or ongoing service or distribution fees. Class I shares have lower ongoing expenses than the other classes.

Class I shares are available for (i) purchases of $1 million or more, (ii) purchases using dividends and capital gains distributions on Class I shares, and (iii) purchase by the following categories of investors:

•	Certain trustees, directors, employees and affiliates of Nuveen.

•	Certain financial intermediary personnel.

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•	Certain bank or broker-affiliated trust departments.

•	Certain employer-sponsored retirement plans.

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Certain additional categories of investors, including certain advisory accounts of Nuveen and its affiliates, and qualifying clients of investment advisers, financial planners, or other financial intermediaries that charge periodic or asset-based fees for their services.

Please refer to the statement of additional information for more information about Class A, Class B, Class C, Class R3 and Class I shares, including more detailed program descriptions and eligibility requirements. Additional information is also available from your financial advisor, who can also help you prepare any necessary application forms.

The funds offer a number of ways to reduce or eliminate the up-front sales charge on Class A shares. See “What Share Classes We Offer” (above) for a discussion of eligibility requirements for purchasing Class I shares.

Class A Sales Charge Reductions

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Rights of Accumulation. In calculating the appropriate sales charge on a purchase of Class A shares of a fund, you may be able to add the amount of your purchase to the value that day of all of your prior purchases of any Nuveen Mutual Fund.

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Letter of Intent. Subject to certain requirements, you may purchase Class A shares of a fund at the sales charge rate applicable to the total amount of the purchases you intend to make over a 13-month period.

For purposes of calculating the appropriate sales charge as described under Rights of Accumulation and Letter of Intent above, you may include purchases by (i) you, (ii) your spouse (or equivalent if recognized under local law) and children under 21 years of age, and (iii) a corporation, partnership or sole proprietorship that is 100% owned by any of the persons in (i) or (ii). In addition, a trustee or other fiduciary can count all shares purchased for a single trust, estate or other single fiduciary account that has multiple accounts (including one or more employee benefit plans of the same employer).

Class A Sales Charge Waivers

Class A shares of a fund may be purchased at net asset value without a sales charge as follows:

•	Purchases of $1,000,000 or more.

•	Monies representing reinvestment of Nuveen Defined Portfolios and Nuveen Mutual Fund distributions.

•	Certain employer-sponsored retirement plans.

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Certain employees and affiliates of Nuveen. Purchases by officers, trustees and former trustees of the Nuveen Funds, as well as bona fide full-time and retired employees of Nuveen, any parent company of Nuveen, and subsidiaries thereof, and such employees’ immediate family members (as defined in the statement of additional information).

•

Financial intermediary personnel. Purchases by any person who, for at least the last 90 days, has been an officer, director, or bona fide employee of any financial intermediary or any such person’s immediate family member.

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Section 3    How You Can Buy and Sell Shares

•

Certain trust departments. Purchases by bank or broker-affiliated trust departments investing funds over which they exercise exclusive discretionary investment authority and that are held in a fiduciary, agency, advisory, custodial, or similar capacity.

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Additional categories of investors. Purchases made by: (i) investors purchasing on a periodic fee, asset-based fee, or no transaction fee basis through a broker-dealer sponsored mutual fund purchase program; and (ii) clients of investment advisers, financial planners, or other financial intermediaries that charge periodic or asset-based fees for their services.

In order to obtain a sales charge reduction or waiver, it may be necessary at the time of purchase for you to inform the funds or your financial advisor of the existence of other accounts in which there are holdings eligible to be aggregated for such purposes. You may need to provide the funds or your financial advisor information or records, such as account statements, in order to verify your eligibility for a sales charge reduction or waiver. This may include account statements of family members and information regarding Nuveen Mutual Fund shares held in accounts with other financial advisors. You or your financial advisor must notify Nuveen at the time of each purchase if you are eligible for any of these programs. The funds may modify or discontinue these programs at any time.

Fund shares may be purchased on any business day, which is any day the New York Stock Exchange (the “NYSE”) is open for business. Generally, the NYSE is closed on weekends and national holidays. The share price you pay depends on when Nuveen receives your order. Orders received before the close of trading on a business day (normally, 4:00 p.m. New York time) will receive that day’s closing share price; otherwise, you will receive the next business day’s price.

You may purchase fund shares (1) through a financial advisor or (2) directly from the funds.

Through a Financial Advisor

You may buy shares through your financial advisor, who can handle all the details for you, including opening a new account. Financial advisors can also help you review your financial needs and formulate long-term investment goals and objectives. In addition, financial advisors generally can help you develop a customized financial plan, select investments and monitor and review your portfolio on an ongoing basis to help assure your investments continue to meet your needs as circumstances change. Financial advisors (including brokers or agents) are paid for providing ongoing investment advice and services, either from fund sales charges and fees or by charging you a separate fee in lieu of a sales charge.

Financial advisors or other dealer firms may charge their customers a processing or service fee in connection with the purchase or redemption of fund shares. The amount and applicability of such a fee is determined and disclosed to customers by each individual dealer. Processing or service fees typically are fixed, nominal dollar amounts and are in addition to the sales and other charges described in this prospectus and the statement of additional information. Your dealer will provide you with specific information about any processing or service fees you will be charged. Shares you

Section 3    How You Can Buy and Sell Shares

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purchase through your financial advisor or other intermediary will normally be held with that firm. For more information, please contact your financial advisor.

Directly from the Funds

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By mail. You may open an account directly with a fund and buy shares by completing an application and mailing it along with your check to: Nuveen Investor Services, P.O. Box 8530, Boston, Massachusetts 02266-8530. Applications may be obtained at www.nuveen.com or by calling (800) 257-8787. No third party checks will be accepted.

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On-line. Existing shareholders with direct accounts may process certain account transactions on-line. You may purchase additional shares or exchange shares between existing, identically registered direct accounts. You can also look up your account balance, history and dividend information, as well as order duplicate account statements and tax forms from the funds’ website. To access your account, follow the links under “Our Products” on www.nuveen.com to “Mutual Funds” and choose “Account Access” under the “Shareholder Resources” tab. The system will walk you through the log-in process. To purchase shares on-line, you must have established Fund Direct privileges on your account prior to the requested transaction. See “Special Services—Fund Direct” below.

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By telephone. Existing shareholders with direct accounts may also process account transactions via the funds’ automated information line. Simply call (800) 257-8787, press 1 for mutual funds and the voice menu will walk you through the process. To purchase shares by the telephone, you must have established Fund Direct privileges on your account prior to the requested transaction. See “Special Services—Fund Direct” below.

Investment Minimums

The minimum initial purchase or exchange into the funds is $3,000 ($1,000 for a Traditional/Roth IRA account; $500 for an Education IRA account; $250 for accounts opened through fee-based programs, and $50 through monthly systematic investment plan accounts). Subsequent investments must be in amounts of $50 or more. There are no minimums for purchases or exchanges into the funds through employer-sponsored retirement plans. The funds reserve the right to reject purchase or exchange orders and to waive or increase the minimum investment requirements.

To help make your investing with us easy and efficient, we offer you the following services at no extra cost. Your financial advisor can help you complete the forms for these services, or you can call Nuveen at (800) 257-8787 for copies of the necessary forms.

Systematic Investing

Systematic investing allows you to make regular investments through automatic deductions from your bank account, directly from your paycheck or from exchanging shares from another mutual fund account (simply complete the appropriate application). The minimum automatic deduction is $50 per month. There is no charge to participate in your fund’s systematic investment plan. You can stop the deductions at any time by notifying your fund in writing.

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Section 3    How You Can Buy and Sell Shares

•	From your bank account. You can make systematic investments of $50 or more per month by authorizing your fund to draw pre-authorized checks on your bank account.

•

From your paycheck. With your employer’s consent, you can make systematic investments of $25 or more per pay period (meeting the monthly minimum of $50) by authorizing your employer to deduct monies from your paycheck.

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Systematic exchanging. You can make systematic investments by authorizing Nuveen to exchange shares from one Nuveen Mutual Fund account into another identically registered Nuveen account of the same share class.

Systematic Withdrawal

If the value of your fund account is at least $10,000, you may request to have $50 or more withdrawn automatically from your account. You may elect to receive payments monthly, quarterly, semi-annually or annually, and may choose to receive a check, have the monies transferred directly into your bank account (see “Fund Direct” below), paid to a third party or sent payable to you at an address other than your address of record. You must complete the appropriate section of the account application or Account Update Form to participate in each fund’s systematic withdrawal plan.

You should not establish systematic withdrawals if you intend to make concurrent purchases of Class A or C shares because you may unnecessarily pay a sales charge or CDSC on these purchases.

Exchanging Shares

You may exchange fund shares into an identically registered account for the same class of another Nuveen Mutual Fund available in your state. Your exchange must meet the minimum purchase requirements of the fund into which you are exchanging. You may also, under certain limited circumstances, exchange between certain classes of shares of the same fund, subject to the payment of any applicable CDSC. Please consult the statement of additional information for details.

The funds may change or cancel their exchange policy at any time upon 60 days’ notice. Each fund reserves the right to revise or suspend the exchange privilege, limit the amount or number of exchanges, or reject any exchange. See “General Information—Frequent Trading” below. Because an exchange between funds is treated for tax purposes as a purchase and sale, any gain may be subject to tax. An exchange between classes of shares of the same fund may not be considered a taxable event. You should consult your tax advisor about the tax consequences of exchanging your shares.

Fund DirectSM

The Fund Direct Program allows you to link your fund account to your bank account, transfer money electronically between these accounts and perform a variety of account transactions, including purchasing shares by telephone and investing through a systematic investment plan. You may also have dividends, distributions, redemption payments or systematic withdrawal plan payments sent directly to your bank account.

Reinstatement Privilege

If you redeem fund shares, you may reinvest all or part of your redemption proceeds up to one year later without incurring any additional charges. You may only reinvest into the same share class you redeemed. If you paid a

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CDSC, your fund will refund your CDSC and reinstate your holding period for purposes of calculating the CDSC. You may use this reinstatement privilege only once for any redemption. The reinstatement privilege is not available for Class B shares.

You may sell (redeem) your shares on any business day. You will receive the share price next determined after your fund has received your properly completed redemption request. Your redemption request must be received before the close of trading on the NYSE (normally, 4:00 p.m. New York time) for you to receive that day’s price. The fund will normally mail your check the next business day after a redemption request is received, but in no event more than seven days after your request is received. If you are selling shares purchased recently with a check, your redemption proceeds will not be mailed until your check has cleared, which may take up to ten days from your purchase date.

You may sell your shares (1) through a financial advisor or (2) directly to the funds.

Through a Financial Advisor

You may sell your shares through your financial advisor, who can prepare the necessary documentation. Your financial advisor may charge for this service.

Directly to the Funds

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By mail. You can sell your shares at any time by sending a written request to the appropriate fund, c/o Nuveen Investor Services, P.O. Box 8530, Boston, Massachusetts 02266-8530. Your request must include the following information:

•	The fund’s name;

•	Your name and account number;

•	The dollar or share amount you wish to redeem;

•	The signature of each owner exactly as it appears on the account;

•	The name of the person to whom you want your redemption proceeds paid (if other than to the shareholder of record);

•	The address where you want your redemption proceeds sent (if other than the address of record); and

•	Any required signature guarantees.

Guaranteed signatures are required if you are redeeming more than $50,000, you want the check payable to someone other than the shareholder of record or you want the check sent to another address (or the address of record has been changed within the last 30 days). Signature guarantees must be obtained from a bank, brokerage firm or other financial intermediary that is a member of an approved Medallion Guarantee Program or that a fund otherwise approves. A notary public cannot provide a signature guarantee.

•

On-line. You may redeem shares or exchange shares between existing, identically registered accounts on-line. To access your account, follow the links under “Our Products” on www.nuveen.com to “Mutual Funds” and choose “Mutual Fund Account Access” under the “Shareholder Resources” tab. The system will walk you through the log-in process.

30

Section 3    How You Can Buy and Sell Shares

An Important Note About Telephone Transactions

Although Nuveen Investor Services has certain safeguards and procedures to confirm the identity of callers, it will not be liable for losses resulting from following telephone instructions it reasonably believes to be genuine. Also, you should verify your trade confirmations immediately upon receipt.

An Important Note About Involuntary Redemption

From time to time, the funds may establish minimum account size requirements. The funds reserve the right to liquidate your account upon 30 days’ written notice if the value of your account falls below an established minimum. The funds have set a minimum balance of $1,000 unless you have an active Nuveen Defined Portfolio reinvestment account. You will not be assessed a CDSC upon an involuntary redemption.

On-line redemptions are not available for shares owned in certificate form and, with respect to redemptions where the proceeds are payable by check, may not exceed $50,000. Checks will only be issued to you as the shareholder of record and mailed to your address of record. If you have established Fund Direct privileges, you may have redemption proceeds transferred electronically to your bank account.

•

By telephone. If your account is held with the fund and not in your brokerage account, and you have authorized telephone redemption privileges, call (800) 257-8787 to redeem your shares, press 1 for mutual funds and the voice menu will walk you through the process. Telephone redemptions are not available for shares owned in certificate form and, with respect to redemptions where the proceeds are payable by check, may not exceed $50,000. Checks will only be issued to you as the shareholder of record and mailed to your address of record, normally the next business day after the redemption request is received. If you have established Fund Direct privileges, you may have redemption proceeds transferred electronically to your bank account. In this case, the redemption proceeds will be transferred to your bank on the next business day after the redemption request is received. You should contact your bank for further information concerning the timing of the credit of the redemption proceeds in your bank account.

Contingent Deferred Sales Charge

If you redeem Class A, Class B or Class C shares that are subject to a CDSC, you may be assessed a CDSC upon redemption. When you redeem Class A, Class B or Class C shares subject to a CDSC, your fund will first redeem any shares that are not subject to a CDSC, and then redeem the shares you have owned for the longest period of time, unless you ask the fund to redeem your shares in a different order. No CDSC is imposed on shares you buy through the reinvestment of dividends and capital gains. The CDSC holding period is calculated on a monthly basis and begins on the first day of the month in which the purchase was made. When you redeem shares subject to a CDSC, the CDSC is calculated on the lower of your purchase price or redemption proceeds, deducted from your redemption proceeds, and paid to Nuveen. The CDSC may be waived under certain special circumstances as described in the statement of additional information.

Redemptions In-Kind

The funds generally pay redemption proceeds in cash. Under unusual conditions that make cash payment unwise and for the protection of existing shareholders, the funds may pay all or a portion of your redemption proceeds in securities or other fund assets. Although it is unlikely that your shares would be redeemed in-kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from that sale.

Section 3    How You Can Buy and Sell Shares

31

Section 4    General Information

To help you understand the tax implications of investing in the funds, this section includes important details about how the funds make distributions to shareholders. We discuss some other fund policies as well.

The funds intend to pay income dividends and any taxable gains annually.

Payment and Reinvestment Options

The funds automatically reinvest your dividends in additional fund shares unless you request otherwise. You may request to have your dividends paid to you by check, deposited directly into your bank account, paid to a third party, sent to an address other than your address of record or reinvested in shares of another Nuveen Mutual Fund. For further information, contact your financial advisor or call Nuveen at (800) 257-8787.

Non-U.S. Income Tax Considerations

Investment income that the Underlying Funds receive from their non-U.S. investments may be subject to non-U.S. income taxes, which generally will reduce fund distributions. However, the United States has entered into tax treaties with many non-U.S. countries that may entitle you to certain tax benefits.

Taxes and Tax Reporting

The funds will make distributions that may be taxed as ordinary income (which may be taxable at different rates, depending on the sources of the distributions) or capital gains (which may be taxable at different rates, depending on the length of time a fund holds its assets). Dividends from a fund’s long-term capital gains are generally taxable as capital gains, while dividends from short-term capital gains and net investment income are generally taxable as ordinary income. However, certain ordinary income distributions received from a fund that are determined to be qualified dividend income may be taxed at tax rates equal to those applicable to long-term capital gains. The tax you pay on a given capital gains distribution depends generally on how long the fund has held the portfolio securities it sold. It does not depend on how long you have owned your fund shares. Dividends generally do not qualify for a dividends received deduction if you are a corporate shareholder.

Early in each year, you will receive a statement detailing the amount and nature of all dividends and capital gains that you were paid during the prior year. If you hold your investment at the firm where you purchased your fund shares, you will receive the statement from that firm. If you hold your shares directly with your fund, Nuveen will send you the statement. The tax status of your dividends is the same whether you reinvest your dividends or elect to receive them in cash. The sale of shares in your account may produce a gain or loss, and is a taxable event. For tax purposes, an exchange of shares between funds is generally the same as a sale.

Please note that if you do not furnish your fund with your correct Social Security number or employer identification number, federal law requires the fund to withhold federal income tax from your distributions and redemption proceeds at the then current rate.

32

Section 4    General Information

Please consult the statement of additional information and your tax advisor for more information about taxes.

Buying or Selling Shares Close to a Record Date

Buying fund shares shortly before the record date for a taxable dividend is commonly known as “buying the dividend.” The entire dividend may be taxable to you even though a portion of the dividend effectively represents a return of your purchase price.

“Fund of Funds” Tax Considerations

As described above, the funds invest in the Underlying Funds. In general, investments in other funds that are treated as regulated investment companies will assist the funds in meeting any diversification tests. However, although the funds will only invest in Underlying Funds that indicate that they intend to be treated as regulated investment companies, the funds will not, except as provided in the following sentence, examine the underlying assets or operations of the Underlying Funds in which they invest and are not making any representation as to whether such Underlying Funds do, in fact, qualify as regulated investment companies. If a fund holds more than 20% of the total combined voting power of any of the Underlying Funds in which it invests, for the purposes of some portions of the diversification tests, the fund may have to look through the Underlying Fund in which it invests to include the securities of issuers held by such Underlying Funds.

Foreign Tax Credit

A regulated investment company more than 50% of the value of whose assets consists of stock or securities in foreign corporations at the close of the taxable year may, for such taxable year, pass the regulated investment company’s foreign tax credits through to its investors. Because regulated investment companies must themselves be U.S. corporations, a regulated investment company that has a “fund of funds” structure may not qualify to pass any foreign tax credit attributable to its income through to its investors.

Nuveen serves as the selling agent and distributor of the funds’ shares. In this capacity, Nuveen manages the offering of the funds’ shares and is responsible for all sales and promotional activities. In order to reimburse Nuveen for its costs in connection with these activities, including compensation paid to financial intermediaries, each fund has adopted a distribution and service plan under Rule 12b-1 under the 1940 Act. See “How You Can Buy and Sell Shares—What Share Classes We Offer” for a description of the distribution and service fees paid under this plan.

Nuveen receives the distribution fee for Class B, C and R3 shares primarily for providing compensation to financial intermediaries, including Nuveen, in connection with the distribution of shares. Nuveen uses the service fee for Class A, B, C and R3 shares to compensate financial intermediaries, including Nuveen, for providing ongoing account services to shareholders. These services may include establishing and maintaining shareholder accounts, answering shareholder inquiries, and providing other personal services to shareholders. These fees also compensate Nuveen for other expenses, including printing and distributing prospectuses to persons other than shareholders, and preparing, printing, and distributing advertising and sales literature and reports to shareholders used in connection with the sale of

Section 4    General Information

33

shares. Because these fees are paid out of a fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Long-term holders of Class B, C and R3 shares may pay more in Rule 12b-1 fees and CDSCs (Class B and C shares only) than the economic equivalent of the maximum front-end sales charge permitted under the Financial Industry Regulatory Authority Conduct Rules.

Other Payments to Financial Intermediaries

In addition to the sales commissions and certain payments related to 12b-1 distribution and service fees paid by Nuveen to financial intermediaries as previously described, Nuveen may from time to time make additional payments, out of its own resources, to certain financial intermediaries that sell shares of Nuveen Mutual Funds in order to promote the sales and retention of fund shares by those firms and their customers. The amounts of these payments vary by financial intermediary and, with respect to a given firm, are typically calculated by reference to the amount of the firm’s recent gross sales of Nuveen Mutual Fund shares and/or total assets of Nuveen Mutual Funds held by the firm’s customers. The level of payments that Nuveen is willing to provide to a particular financial intermediary may be affected by, among other factors, the firm’s total assets held in and recent net investments into Nuveen Mutual Funds, the firm’s level of participation in Nuveen Mutual Fund sales and marketing programs, the firm’s compensation program for its registered representatives who sell fund shares and provide services to fund shareholders, and the asset class of the Nuveen Mutual Funds for which these payments are provided. For 2008, these payments in the aggregate were approximately 0.025% to 0.035% of the assets in the Nuveen Mutual Funds, although payments to particular financial intermediaries can be significantly higher. The statement of additional information contains additional information about these payments, including the names of the firms to which payments are made. Nuveen may also make payments to financial intermediaries in connection with sales meetings, due diligence meetings, prospecting seminars and other meetings at which Nuveen promotes its products and services.

In connection with the availability of Nuveen Mutual Funds within selected mutual fund no-transaction fee institutional platforms and fee-based wrap programs (together, “Platform Programs”) at certain financial intermediaries, Nuveen also makes payments out of its own assets to those firms as compensation for certain recordkeeping, shareholder communications and other account administration services provided to Nuveen Mutual Fund shareholders who own their fund shares in these Platform Programs. These payments are in addition to the 12b-1 service fee and any applicable omnibus sub-accounting fees paid to these firms with respect to these services by the Nuveen Mutual Funds out of fund assets.

The price you pay for your shares is based on each fund’s net asset value per share, which is determined as of the close of trading (normally 4:00 p.m. New York time) on each day the NYSE is open for business. Net asset value is calculated for each class of each fund by taking the value of the class’ total assets, including interest or dividends accrued but not yet collected, less all liabilities, and dividing by the total number of shares outstanding. The result, rounded to the nearest cent, is the net asset value per share. All valuations are subject to review by the funds’ Board of Trustees or its delegate.

34

Section 4    General Information

The funds invest principally in shares of the Underlying Funds. In determining a fund’s net asset value, expenses are accrued and applied daily, and the Nuveen Underlying Funds in which the fund invests are valued at their respective net asset values and securities and other assets for which market quotations are available, including ETFs in which the fund invests, are valued at market value. Common stocks and other equity securities are generally valued at the last sales price that day. However, securities admitted to trade on the NASDAQ National Market are valued, except as indicated below, at the NASDAQ Official Closing Price. Common stocks and other equity securities not listed on a securities exchange or the NASDAQ National Market are valued at the mean between the bid and asked prices. The prices of fixed-income securities are provided by a pricing service and based on the mean between the bid and asked prices. When price quotes are not readily available, the pricing service establishes fair value based on various factors, including prices of comparable securities.

The Underlying Funds value securities in their portfolios for which market quotations are readily available at their current market value and value all other securities at fair value pursuant to methods established in good faith by their boards of trustees. The prospectuses for the Underlying Funds will explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing. With respect to the Underlying Funds holding securities that are primarily listed on foreign exchanges, the value of the Underlying Funds’ securities may change on days when you will not be able to purchase or sell your shares. Money market funds with portfolio securities that mature in one year or less may use the amortized cost or penny-rounding methods to value their securities. Securities having 60 days or less remaining to maturity generally are valued at their amortized costs, which approximates market value.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board of Trustees or its delegate at fair value. These securities generally include, but are not limited to, restricted securities (securities that may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; debt securities that have gone into default and for which there is no current market quotation; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of fund net asset value or make it difficult or impossible to obtain a reliable market quotation; and, a security whose price, as provided by the pricing service, does not reflect the security’s “fair value.” As a general principle, the current “fair value” of a security is the amount that the owner might reasonably expect to receive for it upon its current sale. A variety of factors may be considered in determining the fair value of securities. In particular, for non-U.S.-traded securities whose principal local markets close before the time as of which the funds’ shares are priced, the funds on certain days may adjust the local closing price based upon such factors (which may be evaluated by an outside pricing service) as developments in non-U.S. markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent non-U.S. securities. See the statement of additional information for details.

Section 4    General Information

35

If a fund holds securities that are primarily listed on non-U.S. exchanges, the net asset value of the fund’s shares may change on days when shareholders will not be able to purchase or redeem the fund’s shares.

The funds are intended for long-term investment and should not be used for excessive trading. Excessive trading in the funds’ shares can disrupt portfolio management, lead to higher operating costs, and cause other operating inefficiencies for the funds. However, the funds are also mindful that shareholders may have valid reasons for periodically purchasing and redeeming fund shares.

Accordingly, the funds have adopted a Frequent Trading Policy that seeks to balance the funds’ need to prevent excessive trading in fund shares while offering investors the flexibility in managing their financial affairs to make periodic purchases and redemptions of fund shares.

The funds’ Frequent Trading Policy generally limits an investor to four “round trip” trades in a 12-month period. A “round trip” is the purchase and subsequent redemption of fund shares, including by exchange. Each side of a round trip may be comprised of either a single transaction or a series of closely-spaced transactions. The funds may also suspend the trading privileges of any investor who makes a round trip within a 30-day period if the purchase and redemption are of substantially similar dollar amounts and represent at least 25% of the value of the investor’s account.

The funds primarily receive share purchase and redemption orders through third-party financial intermediaries, some of whom rely on the use of omnibus accounts. An omnibus account typically includes multiple investors and provides the funds only with a net purchase or redemption amount on any given day where multiple purchases, redemptions and exchanges of shares occur in the account. The identity of individual purchasers, redeemers and exchangers whose orders are aggregated in omnibus accounts, and the size of their orders, will generally not be known by the funds. Despite the funds’ efforts to detect and prevent frequent trading, the funds may be unable to identify frequent trading because the netting effect in omnibus accounts often makes it more difficult to identify frequent traders. Nuveen, the funds’ distributor, has entered into agreements with financial intermediaries that maintain omnibus accounts with the funds’ transfer agent. Under the terms of these agreements, the financial intermediaries undertake to cooperate with Nuveen in monitoring purchase, exchange and redemption orders by their customers in order to detect and prevent frequent trading in the funds through such accounts. Technical limitations in operational systems at such intermediaries or at Nuveen may also limit the funds’ ability to detect and prevent frequent trading. In addition, the funds may permit certain financial intermediaries, including broker-dealer and retirement plan administrators, among others, to enforce their own internal policies and procedures concerning frequent trading. Such policies may differ from the funds’ Frequent Trading Policy and may be approved for use in instances where the funds reasonably believe that the intermediary’s policies and procedures effectively discourage inappropriate trading activity. Shareholders holding their accounts with such intermediaries may wish to contact the intermediary for information regarding its frequent trading policy. Although the funds do not knowingly permit frequent trading, they cannot guarantee that they will be able to identify and restrict all frequent trading activity.

36

Section 4    General Information

The funds reserve the right in their sole discretion to waive unintentional or minor violations (including transactions below certain dollar thresholds) if they determine that doing so would not harm the interests of fund shareholders. In addition, certain categories of redemptions may be excluded from the application of the Frequent Trading Policy, as described in more detail in the statement of additional information. These include, among others, redemptions pursuant to systematic withdrawal plans, redemptions in connection with the total disability or death of the investor, involuntary redemptions by operation of law, redemptions in payment of account or plan fees, and certain redemptions by retirement plans, including redemptions in connection with qualifying loans or hardship withdrawals, termination of plan participation, return of excess contributions, and required minimum distributions. The funds may also modify or suspend the Frequent Trading Policy without notice during periods of market stress or other unusual circumstances.

The funds reserve the right to impose restrictions on purchases or exchanges that are more restrictive than those stated above if they determine, in their sole discretion, that a transaction or a series of transactions involves market timing or excessive trading that may be detrimental to fund shareholders. The funds also reserve the right to reject any purchase order, including exchange purchases, for any reason. For example, a fund may refuse purchase orders if the fund would be unable to invest the proceeds from the purchase order in accordance with the fund’s investment policies and/or objectives, or if the fund would be adversely affected by the size of the transaction, the frequency of trading in the account or various other factors. For more information about the funds’ Frequent Trading Policy and its enforcement, see “Purchase and Redemption of Fund Shares—Frequent Trading Policy” in the statement of additional information.

The custodian of the assets of the funds is State Street Bank & Trust Company, P.O. Box 5043, Boston, Massachusetts 02206-5043. The custodian also provides certain accounting services to the funds. The funds’ transfer, shareholder services and dividend paying agent, Boston Financial Data Services, P.O. Box 8530, Boston, Massachusetts 02266-8530, performs bookkeeping, data processing and administrative services for the maintenance of shareholder accounts.

Section 4    General Information

37

Section 5    Financial Highlights

Effective July 7, 2008, for the Nuveen Conservative Allocation Fund and August 1, 2008, for the Nuveen Growth Allocation Fund and the Nuveen Moderate Allocation Fund, the funds changed their investment strategies and adopted their current names.

The financial highlights table is intended to help you understand each fund’s financial performance for the past five fiscal years or the life of the fund, if shorter. Certain information reflects financial results for a single fund share. The total returns represent the rate that an investor would have earned (or lost) on an investment in a fund (assuming reinvestment of all dividends and distributions). The information has been audited by PricewaterhouseCoopers LLP, whose report for the most recent fiscal year, along with the funds’ financial statements, are included in the annual report, which is available upon request.

Nuveen Growth Allocation Fund

Class (Inception Date)		Investment Operations			Less Distributions					Ratios/Supplemental Data
Year Ended June 30,	Beginning Net Asset Value	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Ending Net Asset Value	Total Return(b)	Ending Net Assets (000)	Ratios of Expenses to Average Net Assets(c)(d)		Ratios of Net Investment Income (Loss) to Average Net Assets(c)		Portfolio Turnover Rate

Class A (12/04)
2009	$23.58	$.49	$(5.18)	$(4.69)	$(.06)	$(1.14)	$(1.20)	$17.69	(19.00)%	$1,922.79%			2.74%		173%
2008	27.79	.08	(2.73)	(2.65)	(.22)	(1.34)	(1.56)	23.58	(9.84)	3,420	1.69		.28		34
2007	23.95	.17	4.48	4.65	(.18)	(.63)	(.81)	27.79	19.67	6,888	1.68		.66		31
2006	20.71	.27	3.20	3.47	(.06)	(.17)	(.23)	23.95	16.81	4,128	1.69		1.06		21
2005(e)	20.00	.10	.61	.71	—	—	—	20.71	3.55	3	1.72	*	.74	*	6

Class B (12/04)
2009	23.34	.41	(5.19)	(4.78)	—	(1.14)	(1.14)	17.42	(19.61)	434	1.52		2.34		173
2008	27.51	(.11)	(2.70)	(2.81)	(.02)	(1.34)	(1.36)	23.34	(10.49)	647	2.44		(.44)		34
2007	23.74	(.02)	4.42	4.40	—	(.63)	(.63)	27.51	18.73	752	2.44		(.09)		31
2006	20.63	.07	3.21	3.28	—	(.17)	(.17)	23.74	15.94	298	2.44		.21		21
2005(e)	20.00	.01	.62	.63	—	—	—	20.63	3.15	3	2.47	*	(.01	)*	6

Class C (12/04)
2009	23.35	.41	(5.18)	(4.77)	—	(1.14)	(1.14)	17.44	(19.56)	3,364	1.53		2.30		173
2008	27.53	(.11)	(2.71)	(2.82)	(.02)	(1.34)	(1.36)	23.35	(10.52)	6,035	2.45		(.46)		34
2007	23.75	(.02)	4.43	4.41	—	(.63)	(.63)	27.53	18.76	8,771	2.44		(.07)		31
2006	20.63	.07	3.22	3.29	—	(.17)	(.17)	23.75	15.99	3,524	2.44		.22		21
2005(e)	20.00	.01	.62	.63	—	—	—	20.63	3.15	3	2.47	*	(.01	)*	6

Class R3 (8/08)
2009(f)	22.66	.53	(4.29)	(3.76)	— **	(1.14)	(1.14)	17.76	(15.68)	118.90		*	3.39	*	173

Class I (12/04)(g)
2009	23.63	.61	(5.27)	(4.66)	(.11)	(1.14)	(1.25)	17.72	(18.77)	2,800.52			3.39		173
2008	27.85	.16	(2.75)	(2.59)	(.29)	(1.34)	(1.63)	23.63	(9.62)	4,396	1.41		.60		34
2007	24.00	.24	4.48	4.72	(.24)	(.63)	(.87)	27.85	19.95	4,868	1.43		.93		31
2006	20.74	.22	3.32	3.54	(.11)	(.17)	(.28)	24.00	17.15	3,261	1.44		.88		21
2005(e)	20.00	.13	.61	.74	—	—	—	20.74	3.70	2,066	1.44	*	1.02	*	6

*	Annualized.

**	Rounds to less than $.01 per share.

(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.

(b) •	Total Return is the combination of changes in net asset value without any sales charge, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total Return is not annualized.

•	Total returns for the year ended June 30, 2008 and prior reflect the performance of the Nuveen Global Value Fund. Total return for the year ended June 30, 2009, includes performance of the Nuveen Global Value Fund for the period July 1, 2008 through July 31, 2008. Returns prior to August 1, 2008, are not indicative of the performance that the Fund, as currently managed, would have generated.

(c)	After expense reimbursement from NAM, where applicable.

(d)	The expense ratios for the year ended June 30, 2009, do not reflect expenses of the Underlying Funds in which the Fund invests.

(e)	For the period December 9, 2004 (commencement of operations) through June 30, 2005.

(f)	For the period August 4, 2008 (commencement of operations) through June 30, 2009.

(g)	Effective May 1, 2008, Class R shares were renamed Class I shares.

38

Section 5    Financial Highlights

Nuveen Moderate Allocation Fund

Class (Inception Date)		Investment Operations			Less Distributions					Ratios/Supplemental Data
Year Ended June 30,	Beginning Net Asset Value	Net Investment Income(a)	Net Realized/ Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Ending Net Asset Value	Total Return(b)	Ending Net Assets (000)	Ratios of Expenses to Average Net Assets(c)(d)		Ratios of Net Investment Income to Average Net Assets(c)		Portfolio Turnover Rate

Class A (8/96)
2009	$22.35	$.67	$(3.32)	$(2.65)	$(.34)	$(.46)	$(.80)	$18.90	(11.28)%	$21,136.62%			3.64%		171%
2008	26.73	.54	(2.04)	(1.50)	(.56)	(2.32)	(2.88)	22.35	(6.31)	29,612	1.23		2.12		51
2007	25.40	.58	2.97	3.55	(.61)	(1.61)	(2.22)	26.73	14.40	33,519	1.24		2.19		61
2006	25.95	.50	1.41	1.91	(.54)	(1.92)	(2.46)	25.40	7.60 **	30,644	1.24		1.91		56
2005	24.56	.56	1.47	2.03	(.64)	—	(.64)	25.95	8.33	31,248	1.25		2.21		62

Class B (8/96)
2009	22.35	.52	(3.30)	(2.78)	(.20)	(.46)	(.66)	18.91	(11.98)	3,054	1.38		2.81		171
2008	26.73	.35	(2.04)	(1.69)	(.37)	(2.32)	(2.69)	22.35	(7.02)	5,535	1.98		1.38		51
2007	25.40	.37	2.98	3.35	(.41)	(1.61)	(2.02)	26.73	13.55	6,376	1.99		1.42		61
2006	25.95	.30	1.41	1.71	(.34)	(1.92)	(2.26)	25.40	6.80 **	8,051	1.99		1.15		56
2005	24.56	.37	1.47	1.84	(.45)	—	(.45)	25.95	7.53	11,564	2.00		1.46		62

Class C (8/96)
2009	22.37	.53	(3.30)	(2.77)	(.20)	(.46)	(.66)	18.94	(11.93)	4,685	1.37		2.85		171
2008	26.75	.35	(2.04)	(1.69)	(.37)	(2.32)	(2.69)	22.37	(7.01)	7,265	1.98		1.38		51
2007	25.42	.38	2.97	3.35	(.41)	(1.61)	(2.02)	26.75	13.54	7,694	1.99		1.44		61
2006	25.97	.30	1.41	1.71	(.34)	(1.92)	(2.26)	25.42	6.79 **	7,342	1.99		1.16		56
2005	24.58	.37	1.47	1.84	(.45)	—	(.45)	25.97	7.53	7,947	2.00		1.46		62

Class R3 (8/08)
2009(e)	22.20	.59	(3.12)	(2.53)	(.30)	(.46)	(.76)	18.91	(10.87)	128.79		*	3.62	*	171

Class I (8/96)(f)
2009	22.35	.71	(3.32)	(2.61)	(.39)	(.46)	(.85)	18.89	(11.08)	6,334.36			3.84		171
2008	26.73	.60	(2.04)	(1.44)	(.62)	(2.32)	(2.94)	22.35	(6.07)	9,662.98			2.38		51
2007	25.40	.64	2.98	3.62	(.68)	(1.61)	(2.29)	26.73	14.68	10,690.99			2.44		61
2006	25.95	.56	1.41	1.97	(.60)	(1.92)	(2.52)	25.40	7.87 **	9,213.99			2.15		56
2005	24.56	.62	1.47	2.09	(.70)	—	(.70)	25.95	8.60	10,753	1.00		2.46		62

*	Annualized.

**	During the fiscal year ended June 30, 2006, the fund received a payment from NAM of $55,844 for losses realized on the disposal of investments purchased in violation of investment restrictions, which otherwise would have reduced total returns by .08%, .13%, .12% and .08% for Class A, B, C and I, respectively.

(a)	Per share Net Investment Income is calculated using the average daily shares method.

(b) •	Total Return is the combination of changes in net asset value without any sales charge, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total Return is not annualized.

•	Total returns for the year ended June 30, 2008 and prior reflect the performance of the Nuveen Balanced Stock and Bond Fund. Total return for the year ended June 30, 2009, includes performance of the Nuveen Balanced Stock and Bond Fund for the period July 1, 2008 through July 31, 2008. Returns prior to August 1, 2008, are not indicative of the performance that the Fund, as currently managed, would have generated.

(c)	After expense reimbursement from NAM, where applicable.

(d)	The expense ratios for the year ended June 30, 2009, do not reflect the expenses of the Underlying Funds in which the Fund invests.

(e)	For the period August 4, 2008 (commencement of operations) through June 30, 2009.

(f)	Effective May 1, 2008, Class R shares were renamed Class I shares.

Section 5    Financial Highlights

39

Nuveen Conservative Allocation Fund

Class (Inception Date)		Investment Operations			Less Distributions					Ratios/Supplemental Data
Year Ended June 30,	Beginning Net Asset Value	Net Investment Income(a)	Net Realized/ Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Ending Net Asset Value	Total Return(b)	Ending Net Assets (000)	Ratios of Expenses to Average Net Assets(c)(d)		Ratios of Net Investment Income to Average Net Assets(c)		Portfolio Turnover Rate

Class A (8/96)
2009	$22.84	$.85	$(2.60)	$(1.75)	$(.37)	$(.48)	$(.85)	$20.24	(7.25)%	$35,247.63%			4.28%		166%
2008	25.76	.64	(2.17)	(1.53)	(.67)	(.72)	(1.39)	22.84	(6.23)	52,785	1.23		2.58		37
2007	23.86	.67	1.91	2.58	(.68)	—	(.68)	25.76	10.90	61,577	1.22		2.64		37
2006	23.01	.60	.89	1.49	(.64)	—	(.64)	23.86	6.52	58,064	1.24		2.53		44
2005	21.96	.62	1.10	1.72	(.67)	—	(.67)	23.01	7.91	54,323	1.24		2.76		47

Class B (8/96)
2009	24.43	.77	(2.80)	(2.03)	(.20)	(.48)	(.68)	21.72	(7.97)	1,730	1.38		3.60		166
2008	27.36	.48	(2.30)	(1.82)	(.39)	(.72)	(1.11)	24.43	(6.90)	3,480	1.98		1.81		37
2007	25.32	.50	2.04	2.54	(.50)	—	(.50)	27.36	10.09	5,916	1.98		1.87		37
2006	24.26	.45	.94	1.39	(.33)	—	(.33)	25.32	5.73	10,700	1.99		1.76		44
2005	22.99	.47	1.15	1.62	(.35)	—	(.35)	24.26	7.08	18,671	2.00		2.01		47

Class C (8/96)
2009	24.39	.77	(2.79)	(2.02)	(.20)	(.48)	(.68)	21.69	(7.94)	6,649	1.38		3.63		166
2008	27.32	.49	(2.31)	(1.82)	(.39)	(.72)	(1.11)	24.39	(6.94)	8,192	1.98		1.83		37
2007	25.29	.51	2.02	2.53	(.50)	—	(.50)	27.32	10.10	9,363	1.97		1.90		37
2006	24.24	.45	.93	1.38	(.33)	—	(.33)	25.29	5.70	7,992	1.99		1.77		44
2005	22.96	.48	1.15	1.63	(.35)	—	(.35)	24.24	7.13	7,979	1.99		2.01		47

Class R3 (8/08)
2009(e)	22.16	.70	(2.40)	(1.70)	(.27)	(.48)	(.75)	19.71	(7.27)	133.87		*	4.08	*	166

Class I (8/96)(f)
2009	22.24	.88	(2.53)	(1.65)	(.42)	(.48)	(.90)	19.69	(6.98)	472.39			4.46		166
2008	25.15	.69	(2.12)	(1.43)	(.76)	(.72)	(1.48)	22.24	(5.99)	1,361.98			2.83		37
2007	23.34	.72	1.86	2.58	(.77)	—	(.77)	25.15	11.17	1,525.97			2.90		37
2006	22.56	.65	.87	1.52	(.74)	—	(.74)	23.34	6.79	1,171.99			2.79		44
2005	21.57	.68	1.07	1.75	(.76)	—	(.76)	22.56	8.17	761.99			3.06		47

*	Annualized.

(a)	Per share Net Investment Income is calculated using the average daily shares method.

(b) •	Total Return is the combination of changes in net asset value without any sales charge, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total Return is not annualized.

•	Total returns for the year ended June 30, 2008 and prior reflect the performance of the Nuveen Balanced Municipal and Stock Fund. Total return for the year ended June 30, 2009, includes performance of the Nuveen Balanced Municipal and Stock Fund for the period July 1, 2008 through July 6, 2008. Returns prior to July 7, 2008, are not indicative of the performance that the Fund, as currently managed, would have generated.

(c)	After expense reimbursement from NAM, where applicable.

(d)	The expense ratios for the year ended June 30, 2009, do not reflect the expenses of the Underlying Funds in which the Fund invests.

(e)	For the period August 4, 2008 (commencement of operations) through June 30, 2009.

(f)	Effective May 1, 2008, Class R shares were renamed Class I shares.

40

Section 5    Financial Highlights

Section 6    Glossary of Investment Terms

•

American Depositary Receipts (“ADRs”): Certificates issued by an U.S. depositary bank that represent a bank’s holdings of a stated number of shares of a non-U.S. company. ADRs are typically bought and sold in the same manner as U.S. securities (although investors can also purchase the non-U.S. securities overseas and convert them to ADRs, and likewise can convert an ADR to its underlying non-U.S. security and sell it overseas) and are priced in U.S. dollars. ADRs carry most of the risks of investing directly in non-U.S. equity securities.

•	Citigroup 3-Month U.S. Treasury Bill Index: An unmanaged index that measures the rate of return for 3-Month U.S. Treasury Bills.

•

Conservative Growth Allocation Composite: An index comprised of a 38% weighting in the S&P 500 Index, a 57% weighting in the Lehman Brothers U.S. Aggregate Bond Index, and a 5% weighting in Citigroup 3-Month U.S. Treasury Bill Index.

•

Derivatives: Financial instruments whose performance is derived from the performance of an underlying asset, security or index. Derivatives involve the trading of rights or obligations based on the underlying product. They are used to hedge risk, to exchange a floating rate of return for fixed rate of return or to gain investment exposure. Derivatives include futures, options and swaps, among other instruments.

•

Emerging markets: The financial markets of developing economies in countries with low per capita income in the initial stages of their industrialization cycles. These markets are progressing toward becoming advanced and often have above-average economic growth potential. They generally do not have the level of market efficiency and strict standards in accounting and securities regulation to be on par with advanced economies, but emerging markets will typically have a physical financial infrastructure, including banks, a stock exchange and a unified currency. Emerging markets often experience faster economic growth as measured by GDP. Investments in emerging markets come with much greater risk due to political instability, domestic infrastructure problems, currency volatility and limited equity opportunities (many large companies may still be “state-run” or private). Also, local stock exchanges may not offer liquid markets for outside investors.

•

Futures: A derivative contract obligating the buyer to purchase an asset or the seller to sell an asset at a predetermined future date and price. Futures contracts detail the quality and quantity of the underlying asset; they are standardized to facilitate trading on a futures exchange.

•

Growth Allocation Composite: An index comprised of a 76% weighting in the S&P 500 Index, a 19% weighting in the Lehman Brothers U.S. Aggregate Bond Index, and a 5% weighting in Citigroup 3-Month U.S. Treasury Bill Index.

•

Lehman Brothers U.S. Aggregate Bond Index: An index which is the broadest measure of the taxable U.S. bond market, including most Treasury, agency, corporate, mortgage-backed, asset-backed, and international dollar-denominated issues, all with investment-grade ratings (rated Baa3 or above by Moody’s) and maturities of 1 year or more.

Section 6    Glossary of Investment Terms

41

•	Lipper Global Multi-Cap Core Index: A managed index which represents the average annualized total returns for the 30 largest funds in the Lipper Global Multi-Cap Core Funds Category.

•

Lipper Mixed-Asset Target Allocation Conservative Index: A managed index which represents the average annualized total returns for the 30 largest funds in the Lipper Mixed-Asset Target Allocation Conservative Funds Category.

•

Lipper Mixed-Asset Target Allocation Moderate Index: A managed index which represents the average annualized total returns for the 30 largest funds in the Lipper Mixed-Asset Target Allocation Moderate Funds Category.

•

Moderate Allocation Composite: An index comprised of a 57% weighting in the S&P 500 Index, a 38% weighting in the Lehman Brothers U.S. Aggregate Bond Index, and a 5% weighting in Citigroup 3-Month U.S. Treasury Bill Index.

•

Options: A derivative investment that gives the buyer the right to buy or to sell shares of a specified stock at a specified price on or before a given date. There are also options on currencies and other financial assets.

•	Russell 3000® Index: An index that measures the performance of the largest 3000 U.S. companies representing approximately 98% of the investable U.S. equity market.

•	S&P 500 Index: An index that tracks the 500 leading companies in the leading industries in the U.S. economy.

•

Swaps: A derivative contract in which two parties agree to exchange one stream of cash flows for another stream. The swap agreement defines the dates when the cash flows will be paid and how the cash flows are calculated.

42

Section 6    Glossary of Investment Terms

Appendix A    Underlying Funds

The list below represents those Underlying Funds currently available for investment by the funds. With NAM’s approval, NIS may add funds to this list without prior approval of or prior notice to shareholders.

Underlying Fund Name	Underlying Fund’s Investment Objective and Principal Investment Strategy
Equity Funds

Nuveen NWQ Large-Cap Value Fund	The investment objective of the fund is to provide investors with long-term capital appreciation. Under normal market conditions, the fund invests at least 80% of its net assets in equity securities of companies with market capitalizations at the time of investment comparable to companies in the Russell 1000® Index.

Nuveen Symphony Large-Cap Growth Fund	The investment objective of the fund is to seek long-term capital appreciation. Under normal market conditions, at least 80% of the fund’s net assets will be invested in equity securities of companies with market capitalizations at the time of investment comparable to companies in the Russell 1000® Growth Index.

Nuveen Tradewinds Value Opportunities Fund	The investment objective of the fund is to provide investors with long-term capital appreciation. Under normal market conditions, the fund invests primarily in equity securities of companies with varying market capitalizations, which may include small-, mid- and large-capitalization companies.

Nuveen Santa Barbara Growth Fund	The investment objective of the fund is to seek long-term capital appreciation. Under normal market conditions, the fund will generally invest in equity securities of companies with mid- to large-sized market capitalizations at the time of purchase. For this fund, companies with mid- to large-sized market capitalizations fall within the range of the largest and smallest companies in the Russell 1000® Index.

Nuveen U.S. Equity Completeness Fund	The investment objective of the fund is to provide capital appreciation and to enhance the risk/return profile of the U.S. equity portion of certain “fund of funds” advised by NAM.

Nuveen Tradewinds International Value Fund	The investment objective of the fund is to provide long-term capital appreciation. The fund invests in non-U.S. equity securities, including non-U.S. equity securities traded on non-U.S. exchanges and American Depositary Receipts.

iShares Dow Jones U.S. Real Estate Index Fund	The fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Real Estate Index.

iShares MSCI EAFE Growth Index Fund	The fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI EAFE Growth Index. The fund generally will invest at least 90% of its assets in the securities of its underlying index or in American Depositary Receipts or other depositary receipts representing securities in the underlying index.

iShares MSCI Emerging Markets Index Fund	The fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Emerging Markets Index. The fund generally will invest at least 90% of its assets in the securities of its underlying index or in American Depository Receipts and Global Depositary Receipts representing such securities.

Appendix A    Underlying Funds

43

Underlying Fund Name	Underlying Fund’s Investment Objective and Principal Investment Strategy
Nuveen Tradewinds Global Resources Fund	The investment objective of the fund is to seek long-term capital appreciation. Under normal market conditions, at least 80% of the fund’s net assets will be invested in equity securities of global energy and natural resources companies and companies in associated businesses, as well as utilities (such as gas, water, cable, electrical and telecommunications utilities).

Nuveen Winslow Large-Cap Growth Fund	The investment objective of the fund is to provide long-term capital appreciation. Under normal market conditions, the fund invests at least 80% of its net assets in equity securities of U.S. companies with market capitalizations in excess of $4 billion at the time of purchase.

Fixed Income Funds
Nuveen Multi-Strategy Income Fund	The investment objective of the fund is to provide total return by investing in fixed income securities. Under normal circumstances, the fund will invest at least 80% of its net assets in fixed income securities using a risk-controlled, multi-strategy approach that invests across multiple sectors of the taxable fixed income market. Typically, the fund’s average duration will be five years or less and is not expected to be more than six years.

Nuveen High Yield Bond Fund	The investment objective of the fund is to maximize total return by investing in a diversified portfolio of high yield debt securities. Under normal circumstances, the fund will invest at least 80% of its net assets in U.S. and non-U.S. corporate high yield debt securities, including zero coupon, payment in-kind, corporate loans and convertible bonds.

iShares Lehman TIPS Bond Fund	The fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the inflation-protected sector of the U.S. Treasury market as defined by the Lehman Brothers U.S. Treasury TIPS Index. The fund generally will invest at least 90% of its assets in the inflation-protected bonds of its Index and at least 95% of its assets in U.S. government bonds.

Nuveen Short Duration Bond Fund	The investment objective of the fund is to provide high current income consistent with minimal fluctuations of principal. Under normal market conditions, the fund will invest at least 80% of its net assets in short duration securities using a risk-controlled, multi-strategy approach that invests across multiple sectors of the taxable fixed income market. Typically, the fund’s average duration will be between approximately one and two years but it will not exceed three years.

44

Appendix A    Underlying Funds

Nuveen Mutual Funds

Nuveen Investments offers a variety of mutual funds designed to help you reach your financial goals. The funds below are grouped by category.

Municipal

All-American

High Yield Muni Bond

Insured

Intermediate Duration

Limited Term

Arizona

California

California High Yield

California Insured

Colorado

Connecticut

Florida Preference

Georgia

Kansas

Kentucky

Louisiana

Maryland

Massachusetts

Massachusetts Insured

Michigan

Missouri

New Jersey

New Mexico

New York

New York Insured

North Carolina

Ohio

Pennsylvania

Tennessee

Virginia

Wisconsin

Taxable Fixed Income

High Yield Bond

Multi-Strategy Income

Preferred Securities

Short Duration Bond

Value

Multi-Manager Large-Cap Value

NWQ Large-Cap Value

NWQ Multi-Cap Value

NWQ Small-Cap Value

NWQ Small/Mid-Cap Value

Symphony Large-Cap Value

Tradewinds Value Opportunities

Global/International

Symphony International Equity

Tradewinds Global All-Cap

Tradewinds Global Resources

Tradewinds International Value

Growth

Santa Barbara Growth

Symphony Large-Cap Growth

Winslow Large-Cap Growth

Core

Santa Barbara Dividend Growth

Symphony Mid-Cap Core

Symphony Optimized Alpha

Symphony Small-Mid Cap Core

Asset Allocation

Conservative Allocation

Growth Allocation

Moderate Allocation

Quantitative

Enhanced Core Equity

Enhanced Mid-Cap

Several additional sources of information are available to you, including the codes of ethics adopted by the funds, Nuveen, NAM and NIS. The statement of additional information, incorporated by reference into this prospectus, contains detailed information on the policies and operation of the funds included in this prospectus. Additional information about the funds’ investments is available in the annual and semi-annual reports to shareholders. In the funds’ annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the funds’ performance during their last fiscal year. The funds’ most recent statement of additional information, annual and semi-annual reports and certain other information are available free of charge by calling Nuveen at (800) 257-8787, on the funds’ website at www.nuveen.com or through your financial advisor. Shareholders may call the toll free number above with any inquiries.

You may also obtain this and other fund information directly from the Securities and Exchange Commission (“SEC”). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC’s Public Reference Room in Washington, D.C. Call the SEC at (202) 942-8090 for room hours and operation. You may also request fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC’s Public Reference Section at 100 F Street, NE, Washington, D.C. 20549.

The funds are series of Nuveen Investment Trust, whose Investment Company Act file number is 811-07619.

MPR-ALLO-0310P

NUVEEN MULTI-MANAGER LARGE-CAP VALUE FUND

NUVEEN NWQ MULTI-CAP VALUE FUND

NUVEEN NWQ LARGE-CAP VALUE FUND

NUVEEN NWQ SMALL/MID-CAP VALUE FUND

NUVEEN NWQ SMALL-CAP VALUE FUND

NUVEEN TRADEWINDS VALUE OPPORTUNITIES FUND

SUPPLEMENT DATED MARCH 1, 2010

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED OCTOBER 31, 2009,

AS SUPPLEMENTED JANUARY 8, 2010

The first three sentences of the first paragraph of the section entitled “Investment Policies and Techniques—Cash Equivalents and Short-Term Investments” in the Statement of Additional Information are hereby replaced with the following:

Under normal market conditions, the Funds may hold up to 15% of their net assets (up to 10% for the Multi-Manager Large-Cap Value Fund) in cash or cash equivalents, money market funds and short-term taxable fixed income securities. For temporary defensive purposes or during periods of high cash inflows or outflows, the Funds may invest up to 100% of their net assets in such holdings. The Funds may only invest in short-term taxable fixed income securities with a maturity of one year or less and whose issuers have a long-term rating of at least A or higher by S&P, Moody’s or Fitch.

PLEASE KEEP THIS WITH YOUR FUND’S

STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

MGN-NWQ-0310P